UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-4803
                                                      --------

                           Oppenheimer Municipal Fund
                           --------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------

                      Date of reporting period: 09/30/2007
                                                ----------

ITEM 1. REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TOP TEN CATEGORIES
--------------------------------------------------------------------------------
Tobacco Master Settlement Agreement                                        22.7%
--------------------------------------------------------------------------------
Single-Family Housing                                                      17.1
--------------------------------------------------------------------------------
Marine/Aviation Facilities                                                  8.9
--------------------------------------------------------------------------------
Electric Utilities                                                          8.1
--------------------------------------------------------------------------------
Multifamily Housing                                                         7.6
--------------------------------------------------------------------------------
Hospital/Health Care                                                        5.4
--------------------------------------------------------------------------------
Hotels, Restaurants and Leisure                                             3.9
--------------------------------------------------------------------------------
Paper, Containers, Packaging                                                2.7
--------------------------------------------------------------------------------
Tax Increment Financing (TIF)                                               2.4
--------------------------------------------------------------------------------
Airlines                                                                    2.4

Portfolio holdings are subject to change. Percentages are as of September 30, 2007, and are based on the total market value of investments.

CREDIT ALLOCATION
--------------------------------------------------------------------------------
AAA                                                                        41.7%
--------------------------------------------------------------------------------
AA                                                                          9.6
--------------------------------------------------------------------------------
A                                                                           7.1
--------------------------------------------------------------------------------
BBB                                                                        37.1
--------------------------------------------------------------------------------
BB or lower                                                                 4.5

Allocations are subject to change. Percentages are as of September 30, 2007, and are dollar-weighted based on the total market value of investments. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category in the allocation above. The allocation above also includes unrated securities whose ratings have been assigned by the Manager; these unrated securities, currently 8.9% of the Fund's market value, are deemed comparable in the Manager's judgment to the rated securities in each category. Market value, the total value of the Fund's securities, does not include cash. Credit ratings of AAA, AA, A and BBB and their equivalents denote investment-grade securities.


                  14 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED SEPTEMBER 30, 2007, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. We are pleased to report that Oppenheimer Limited Term Municipal Fund distributed high levels of tax-free income to its shareholders during this reporting period, providing a better yield than many fixed-income alternatives on an after-tax basis. As of September 30, 2007, Oppenheimer Limited Term Municipal Fund's Class A shares provided a distribution yield of 4.41% at net asset value. Lipper Inc.--an independent mutual fund rating service--reported an average distribution yield of 3.12% among the 46 funds in its Short-Intermediate Municipal Debt Funds category as of the same date. 1

      Despite challenging market conditions late in this reporting period, the monthly Class A dividend distribution was increased with the Fund's September payment to 5.7 cents per share, from 5.6 cents. Distributions for other share classes were adjusted accordingly. In all, the Fund distributed 67.7 cents per Class A share in the year ended September 30, 2007, including a small amount of ordinary income in December 2006.

      In this reporting period, bonds backed by proceeds from the tobacco Master Settlement Agreement (MSA) comprised the largest category in the Fund's portfolio. These so-called tobacco bonds are backed by state and/or U.S. territory proceeds from a national litigation settlement with tobacco manufacturers. The Fund benefited in the first half of this reporting period when tobacco authorities in California and New Jersey pre-refunded billions in MSA-backed bonds. At the end of this reporting period, tobacco bonds accounted for about one-fifth of the Fund.

      The sector experienced pricing pressure in the latter half of the reporting period. The causes, we believe, included credit spread widening, to which tobacco bonds are normally sensitive, and a potential increase in the supply of bonds, a technical factor. In other words, the price declines occurred for non-fundamental reasons and not because anything changed regarding the MSA or the sector. We continue to believe that this sector should provide long-term benefits to our yield-focused investors and, as such, took advantage of market conditions this reporting period to add to our MSA-backed holdings.

1. Lipper Inc. Lipper calculations do not include sales charges which, if included, would reduce results.


                  15 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

      Additionally, we believe the risks of industry litigation have been largely overstated. In the history of MSA-backed tobacco bonds, interest payments and scheduled payments of principal on the bonds we hold have never been interrupted--and many bonds have repaid principal earlier than their scheduled final maturity. Some recent courtroom decisions, nonetheless, are worth noting. In November 2006, the U.S. Supreme Court declined to review a 2005 ruling by the Illinois Supreme Court that reversed a $10.1 billion judgment against Philip Morris USA. In July 2007, a federal judge in the Southern District of New York ruled that a smoker's claim for punitive damages cannot be awarded because New York State, which had sued the tobacco industry in 1997, ultimately agreed to participate in the MSA. In late August, the U.S. Court of Appeals for the First Circuit ruled that a lower court had erred in dismissing a class-action suit that challenged the use of the terms "light" and "low tar" when selling and marketing materials used by Philip Morris and others. The Fund's current weighting in MSA-backed bonds reflects our belief that these bonds can continue to help the Fund deliver high levels of tax-free income.

      The Fund also continued to be heavily invested in securities in the single-family and multifamily housing sectors this reporting period. The overall credit quality of these investments was unaffected by the developments in the sub-prime mortgage market this reporting period. Investors should note that the Fund's single-family housing bonds are high-grade securities that have been issued by state agencies. Additionally, the Fund does not invest in securities created from pools of sub-prime mortgages nor in collateralized debt obligations
(CDOs) and thus has no direct exposure to these credits. As of September 30, 2007, the overall credit quality of the Fund was A-plus and 95% of the portfolio was investment grade.

      The Fund's investment in affordable, multifamily housing in Amarillo, Texas, was an underperformer this reporting period. The occupancy rate across four properties was only 55% midsummer, and prices of the Series A revenue bonds held by the Fund declined this reporting period. No interest payments were made this reporting period on the Fund's holdings, which constituted less than half of 1% of the Fund's total assets as of September 30, 2007. The projects' sponsor, the American Housing Foundation, is said to be working on a restructuring plan involving tax credits and has been granted an extension until December 31, 2007, to execute the refinancing. We believe a refinancing would represent a better outcome for the Fund than a foreclosure on the properties, which have 861 units in all.

      The Fund continued to invest in municipal inverse-floating-rate securities this reporting period. These are tax-exempt securities whose interest payments move inversely to changes in short-term interest rates.


                  16 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

      During this reporting period, the U.S. Supreme Court announced that it would hear DEPARTMENT OF REVENUE OF KENTUCKY V. DAVIS in November 2007, with a ruling to follow. The question posed in the case is whether Kentucky can tax the income that state residents earn on out-of-state municipal securities if the income that residents earn from in-state municipal securities is exempt from taxation. While the Court's decision could have implications for other states, exemption from federal taxes, which provides investors with the greatest benefit, is not in question. We cannot confidently predict what the Court will decide. However, we will continue to serve our shareholders by focusing on how best to create tax-free yield advantages in any current and future market scenario. We remain committed to helping fixed-income investors achieve their financial goals for tax-free income and will continue to offer a full complement of municipal bond funds to serve our shareholders' diverse needs.

      Our approach to municipal bond investing is flexible and responsive to market conditions; our strategies are intended to balance many different types of risk to reduce overall portfolio risk. Shareholders should note that market conditions during this reporting period did not affect the Fund's overall investment strategies or cause it to pay any capital gain distributions. In closing, we believe that the Fund's structure and composition as well as our time-tested strategies will continue to benefit long-term investors through interest rate and economic cycles.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until September 30, 2007. In the case of Class A, Class B and Class C shares, performance is measured over a period of 10 fiscal years. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B and Class C shares, and reinvestments of all dividends and capital gains distributions.

      The Fund's performance is compared to the performance of that of the Lehman Brothers Municipal Bond Index, an unmanaged index of a broad range of investment-grade municipal bonds that is widely regarded as a measure of the performance of the general municipal bond market. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the indices.


                  17 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Limited Term Municipal Fund (Class A)
   Lehman Brothers Municipal Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                    Oppenheimer
                    Limited Term          Lehman Brothers
                   Municipal Fund          Municipal Bond
                     (Class A)                 Index

09/30/1997           $  9,650               $ 10,000
12/31/1997           $  9,917               $ 10,271
03/31/1998           $ 10,017               $ 10,390
06/30/1998           $ 10,112               $ 10,548
09/30/1998           $ 10,435               $ 10,871
12/31/1998           $ 10,526               $ 10,937
03/31/1999           $ 10,597               $ 11,034
06/30/1999           $ 10,377               $ 10,839
09/30/1999           $ 10,322               $ 10,796
12/31/1999           $ 10,164               $ 10,712
03/31/2000           $ 10,312               $ 11,025
06/30/2000           $ 10,365               $ 11,192
09/30/2000           $ 10,578               $ 11,462
12/31/2000           $ 10,890               $ 11,964
03/31/2001           $ 11,109               $ 12,229
06/30/2001           $ 11,210               $ 12,309
09/30/2001           $ 11,448               $ 12,654
12/31/2001           $ 11,292               $ 12,577
03/31/2002           $ 11,394               $ 12,695
06/30/2002           $ 11,755               $ 13,160
09/30/2002           $ 12,154               $ 13,785
12/31/2002           $ 12,175               $ 13,785
03/31/2003           $ 12,135               $ 13,950
06/30/2003           $ 12,566               $ 14,310
09/30/2003           $ 12,663               $ 14,322
12/31/2003           $ 13,155               $ 14,517
03/31/2004           $ 13,484               $ 14,768
06/30/2004           $ 13,200               $ 14,419
09/30/2004           $ 13,755               $ 14,980
12/31/2004           $ 14,116               $ 15,168
03/31/2005           $ 14,412               $ 15,162
06/30/2005           $ 14,864               $ 15,606
09/30/2005           $ 15,015               $ 15,587
12/31/2005           $ 15,097               $ 15,701
03/31/2006           $ 15,226               $ 15,739
06/30/2006           $ 15,330               $ 15,744
09/30/2006           $ 15,720               $ 16,281
12/31/2006           $ 15,921               $ 16,461
03/31/2007           $ 16,069               $ 16,594
06/30/2007           $ 16,087               $ 16,484
09/30/2007           $ 16,015               $ 16,785

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 9/30/07

1-Year   -1.69%    5-Year   4.92%    10-Year   4.82%


                  18 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Limited Term Municipal Fund (Class B)
   Lehman Brothers Municipal Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                    Oppenheimer
                    Limited Term          Lehman Brothers
                   Municipal Fund          Municipal Bond
                     (Class B)                Index

09/30/1997           $ 10,000               $ 10,000
12/31/1997           $ 10,257               $ 10,271
03/31/1998           $ 10,341               $ 10,390
06/30/1998           $ 10,420               $ 10,548
09/30/1998           $ 10,732               $ 10,871
12/31/1998           $ 10,798               $ 10,937
03/31/1999           $ 10,858               $ 11,034
06/30/1999           $ 10,605               $ 10,839
09/30/1999           $ 10,536               $ 10,796
12/31/1999           $ 10,348               $ 10,712
03/31/2000           $ 10,478               $ 11,025
06/30/2000           $ 10,519               $ 11,192
09/30/2000           $ 10,716               $ 11,462
12/31/2000           $ 11,011               $ 11,964
03/31/2001           $ 11,212               $ 12,229
06/30/2001           $ 11,284               $ 12,309
09/30/2001           $ 11,502               $ 12,654
12/31/2001           $ 11,324               $ 12,577
03/31/2002           $ 11,406               $ 12,695
06/30/2002           $ 11,753               $ 13,160
09/30/2002           $ 12,121               $ 13,785
12/31/2002           $ 12,119               $ 13,785
03/31/2003           $ 12,056               $ 13,950
06/30/2003           $ 12,461               $ 14,310
09/30/2003           $ 12,540               $ 14,322
12/31/2003           $ 13,027               $ 14,517
03/31/2004           $ 13,353               $ 14,768
06/30/2004           $ 13,072               $ 14,419
09/30/2004           $ 13,621               $ 14,980
12/31/2004           $ 13,979               $ 15,168
03/31/2005           $ 14,272               $ 15,162
06/30/2005           $ 14,720               $ 15,606
09/30/2005           $ 14,869               $ 15,587
12/31/2005           $ 14,950               $ 15,701
03/31/2006           $ 15,078               $ 15,739
06/30/2006           $ 15,181               $ 15,744
09/30/2006           $ 15,568               $ 16,281
12/31/2006           $ 15,766               $ 16,461
03/31/2007           $ 15,913               $ 16,594
06/30/2007           $ 15,931               $ 16,484
09/30/2007           $ 15,861               $ 16,785

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 9/30/07

1-Year   -2.87%    5-Year   4.69%    10-Year   4.72%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE APPLICABLE SALES CHARGE:
FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 3.50%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 4% (1-YEAR) AND 1% (5-YEAR); AND FOR CLASS C SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, SINCE-INCEPTION RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 21 FOR FURTHER INFORMATION.


                  19 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Limited Term Municipal Fund (Class C)
   Lehman Brothers Municipal Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                    Oppenheimer
                    Limited Term          Lehman Brothers
                   Municipal Fund          Municipal Bond
                     (Class C)                Index

09/30/1997           $ 10,000               $ 10,000
12/31/1997           $ 10,258               $ 10,271
03/31/1998           $ 10,342               $ 10,390
06/30/1998           $ 10,420               $ 10,548
09/30/1998           $ 10,734               $ 10,871
12/31/1998           $ 10,807               $ 10,937
03/31/1999           $ 10,859               $ 11,034
06/30/1999           $ 10,613               $ 10,839
09/30/1999           $ 10,537               $ 10,796
12/31/1999           $ 10,356               $ 10,712
03/31/2000           $ 10,486               $ 11,025
06/30/2000           $ 10,528               $ 11,192
09/30/2000           $ 10,717               $ 11,462
12/31/2000           $ 11,013               $ 11,964
03/31/2001           $ 11,215               $ 12,229
06/30/2001           $ 11,295               $ 12,309
09/30/2001           $ 11,514               $ 12,654
12/31/2001           $ 11,335               $ 12,577
03/31/2002           $ 11,417               $ 12,695
06/30/2002           $ 11,757               $ 13,160
09/30/2002           $ 12,126               $ 13,785
12/31/2002           $ 12,132               $ 13,785
03/31/2003           $ 12,061               $ 13,950
06/30/2003           $ 12,477               $ 14,310
09/30/2003           $ 12,541               $ 14,322
12/31/2003           $ 13,005               $ 14,517
03/31/2004           $ 13,306               $ 14,768
06/30/2004           $ 13,002               $ 14,419
09/30/2004           $ 13,525               $ 14,980
12/31/2004           $ 13,856               $ 15,168
03/31/2005           $ 14,121               $ 15,162
06/30/2005           $ 14,539               $ 15,606
09/30/2005           $ 14,659               $ 15,587
12/31/2005           $ 14,702               $ 15,701
03/31/2006           $ 14,810               $ 15,739
06/30/2006           $ 14,875               $ 15,744
09/30/2006           $ 15,227               $ 16,281
12/31/2006           $ 15,392               $ 16,461
03/31/2007           $ 15,508               $ 16,594
06/30/2007           $ 15,497               $ 16,484
09/30/2007           $ 15,399               $ 16,785

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 9/30/07

1-Year   0.16%     5-Year   4.90%    10-Year   4.41%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE APPLICABLE SALES CHARGE:
FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 3.50%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 4% (1-YEAR) AND 1% (5-YEAR); AND FOR CLASS C SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, SINCE-INCEPTION RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 21 FOR FURTHER INFORMATION.


                  20 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 11/11/86. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 3.50%.

CLASS B shares of the Fund were first publicly offered on 9/11/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 4% (1-year) and 1% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 12/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                  21 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended September 30, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                  22 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

--------------------------------------------------------------------------------

                                    BEGINNING    ENDING       EXPENSES
                                    ACCOUNT      ACCOUNT      PAID DURING
                                    VALUE        VALUE        6 MONTHS ENDED
                                    4/1/07       9/30/07      SEPTEMBER 30, 2007
--------------------------------------------------------------------------------
Class A Actual                      $ 1,000.00   $   996.70   $ 5.72
--------------------------------------------------------------------------------
Class A Hypothetical                  1,000.00     1,019.35     5.79
--------------------------------------------------------------------------------
Class B Actual                        1,000.00       992.20     9.64
--------------------------------------------------------------------------------
Class B Hypothetical                  1,000.00     1,015.44     9.75
--------------------------------------------------------------------------------
Class C Actual                        1,000.00       992.90     9.49
--------------------------------------------------------------------------------
Class C Hypothetical                  1,000.00     1,015.59     9.59

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended September 30, 2007 are as follows:

CLASS     EXPENSE RATIOS
------------------------
Class A        1.14%
------------------------
Class B        1.92
------------------------
Class C        1.89

The expense ratios reflect reduction to custodian expenses. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

--------------------------------------------------------------------------------


                  23 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  September 30, 2007
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--109.9%
----------------------------------------------------------------------------------------------------------------------------
ALABAMA--1.4%
$      10,000   AL HFA (Single Family Mtg.)                           5.000%    10/01/2021      10/01/2010 A    $     10,054
----------------------------------------------------------------------------------------------------------------------------
       35,000   AL HFA (South Bay Apartments)                         5.950     02/01/2033      02/01/2013 A          36,167
----------------------------------------------------------------------------------------------------------------------------
      200,000   AL Water Pollution Control Authority                  5.250     08/15/2010      02/15/2008 A         201,230
----------------------------------------------------------------------------------------------------------------------------
    1,480,000   AL Water Pollution Control Authority 1                5.500     08/15/2012      02/15/2008 A       1,489,916
----------------------------------------------------------------------------------------------------------------------------
    4,505,000   Bay Minette, AL Industrial Devel. Board
                (B.F. Goodrich)                                       6.500     02/15/2009      02/15/2008 A       4,519,101
----------------------------------------------------------------------------------------------------------------------------
      145,000   Bayou La Batre, AL Utilities Board
                (Water & Sewer)                                       5.750     03/01/2027      03/01/2008 A         146,386
----------------------------------------------------------------------------------------------------------------------------
       30,000   Birmingham, AL Airport Authority                      5.375     07/01/2020      07/01/2009 A          31,177
----------------------------------------------------------------------------------------------------------------------------
       15,000   Birmingham, AL Multifamily Hsg.
                (Ascend Care Hsg.-Beaconview)                         5.750     07/01/2030      07/01/2012 A          15,152
----------------------------------------------------------------------------------------------------------------------------
       65,000   Birmingham, AL Private Educational Building
                Authority (Birmingham-Southern College)               6.000     12/01/2021      06/01/2008 A          65,371
----------------------------------------------------------------------------------------------------------------------------
       50,000   Birmingham, AL Special Care Facilities
                (Children's Hospital of Alabama)                      5.375     06/01/2017      12/01/2007 A          51,053
----------------------------------------------------------------------------------------------------------------------------
      580,000   Courtland, AL Industrial Devel. Board
                (Champion International Corp.)                        5.700     10/01/2028      10/01/2010 A         583,793
----------------------------------------------------------------------------------------------------------------------------
      335,000   Courtland, AL Industrial Devel. Board
                (Champion International Corp.)                        5.750     11/01/2027      11/01/2009 A         337,107
----------------------------------------------------------------------------------------------------------------------------
    1,890,000   Courtland, AL Industrial Devel. Board
                (Champion International Corp.) 1                      6.000     08/01/2029      08/01/2011 A       1,927,422
----------------------------------------------------------------------------------------------------------------------------
      190,000   Courtland, AL Industrial Devel. Board
                (Champion International Corp.)                        6.700     11/01/2029      11/01/2009 A         197,256
----------------------------------------------------------------------------------------------------------------------------
        5,000   Huntsville, AL Industrial Devel. Board
                (Coltec Industries)                                   9.875     10/01/2010      10/01/2007 A           5,065
----------------------------------------------------------------------------------------------------------------------------
      100,000   Jefferson County, AL Sewer                            5.375     02/01/2027      02/01/2008 A         100,118
----------------------------------------------------------------------------------------------------------------------------
       45,000   Mobile, AL Industrial Devel. Board
                (International Paper Company)                         6.700     03/01/2024      03/01/2010 A          47,056
----------------------------------------------------------------------------------------------------------------------------
       50,000   Mobile, AL Limited Obligation Tax                     5.500     02/15/2023      02/15/2014 A          52,293
----------------------------------------------------------------------------------------------------------------------------
        5,000   Montgomery, AL Special Care Facilities
                (Baptist Medical Center)                              5.375     09/01/2022      03/01/2008 A           5,105
----------------------------------------------------------------------------------------------------------------------------
       25,000   Phenix City, AL Industrial Devel. Board
                (MeadCoated Board)                                    5.300     04/01/2027      04/01/2008 A          25,704
----------------------------------------------------------------------------------------------------------------------------
   15,000,000   Phenix City, AL Industrial Devel. Board
                (Meadwestvaco)                                        6.350     05/15/2035      05/15/2012 A      15,560,250
----------------------------------------------------------------------------------------------------------------------------
       70,000   Tuskegee, AL Utilities Board                          5.500     02/01/2016      02/01/2008 A          71,502
----------------------------------------------------------------------------------------------------------------------------
       80,000   Tuskegee, AL Utilities Board                          5.500     02/01/2022      02/01/2008 A          81,711
                                                                                                                ------------
                                                                                                                  25,559,989
----------------------------------------------------------------------------------------------------------------------------
 ALASKA--2.4%
       25,000   AK HFC (Veterans Mtg.)                                5.200     12/01/2014      12/01/2014            25,159
----------------------------------------------------------------------------------------------------------------------------
      225,000   AK HFC, Series A-1                                    5.500     12/01/2017      12/01/2007 A         228,474
----------------------------------------------------------------------------------------------------------------------------
   26,550,000   AK HFC, Series A-2 2                                  6.200     12/01/2021      06/01/2009 A      27,071,644


                  24 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
ALASKA Continued
$      60,000   AK HFC, Series A-2                                    5.750%    06/01/2024      12/01/2007 A    $     61,067
----------------------------------------------------------------------------------------------------------------------------
   73,000,000   AK HFC, Series A-2                                    5.782 3   06/01/2037      12/01/2007 A      12,981,590
----------------------------------------------------------------------------------------------------------------------------
       15,000   AK HFC, Series A-2                                    5.900     06/01/2014      12/01/2009 A          15,314
----------------------------------------------------------------------------------------------------------------------------
       25,000   AK HFC, Series C                                      5.250     06/01/2032      12/01/2012 A          25,434
----------------------------------------------------------------------------------------------------------------------------
        5,000   AK HFC, Series C                                      5.800     06/01/2029      06/01/2010 A           5,041
----------------------------------------------------------------------------------------------------------------------------
       10,000   AK Industrial Devel. & Export Authority
                (Lake Dorothy Hydroelectric)                          5.250     12/01/2021      12/01/2011 A          10,376
----------------------------------------------------------------------------------------------------------------------------
    5,040,000   AK Industrial Devel. & Export Authority,
                Series A                                              5.200     04/01/2018      04/01/2008 A       5,114,088
----------------------------------------------------------------------------------------------------------------------------
       50,000   AK Industrial Devel. & Export Authority,
                Series A                                              5.250     04/01/2023      04/01/2008 A          50,747
----------------------------------------------------------------------------------------------------------------------------
       35,000   AK International Airports, Series C                   6.100     10/01/2017      10/01/2009 A          36,319
----------------------------------------------------------------------------------------------------------------------------
       25,000   AK Northern Tobacco Securitization
                Corp. (TASC)                                          6.200     06/01/2022      06/01/2010 B          26,102
                                                                                                                ------------
                                                                                                                  45,651,355
----------------------------------------------------------------------------------------------------------------------------
ARIZONA--1.1%
      125,000   AZ Health Facilities Authority
                (Phoenix Children's Hospital)                         6.000     02/15/2032      02/15/2012 A         138,148
----------------------------------------------------------------------------------------------------------------------------
       50,000   AZ Student Loan Acquisition Authority                 5.900     05/01/2024      11/01/2009 A          52,443
----------------------------------------------------------------------------------------------------------------------------
    1,375,000   Goodyear, AZ IDA Water & Sewer
                (Litchfield Park Service Company)                     6.750     10/01/2031      10/01/2011 A       1,458,573
----------------------------------------------------------------------------------------------------------------------------
    1,890,000   Hassayampa, AZ Community Facilities District
                (Hassayampa Village Community)                        7.750     07/01/2021      01/01/2008 A       1,940,784
----------------------------------------------------------------------------------------------------------------------------
    1,365,000   Litchfield Park, AZ Community Facility District       6.375     07/15/2026      07/15/2012 A       1,399,889
----------------------------------------------------------------------------------------------------------------------------
      100,000   Maricopa County, AZ Hospital
                (Sun Health Corp.)                                    5.300     04/01/2029      06/20/2008 A         100,271
----------------------------------------------------------------------------------------------------------------------------
    1,870,000   Maricopa County, AZ IDA
                (Christian Care Mesa II) 1                            6.000     01/01/2014      07/01/2011 B       1,885,297
----------------------------------------------------------------------------------------------------------------------------
       45,000   Maricopa County, AZ IDA
                (Sun King Apartments)                                 5.875     11/01/2008      05/05/2008 C          44,894
----------------------------------------------------------------------------------------------------------------------------
       50,000   Maricopa County, AZ IDA
                (Villas De Merced Apartments)                         5.450     12/20/2027      06/20/2008 A          50,157
----------------------------------------------------------------------------------------------------------------------------
       15,000   Maricopa County, AZ IDA
                (Whispering Palms Apartments)                         5.600     07/01/2013      07/01/2011 A          15,641
----------------------------------------------------------------------------------------------------------------------------
       55,000   Maricopa County, AZ Pollution Control Corp.
                (Public Service Company of New Mexico)                6.300     12/01/2026      12/01/2007 A          55,670
----------------------------------------------------------------------------------------------------------------------------
       50,000   Phoenix, AZ Civic Improvement Corp.
                Airport, Series B                                     5.250     07/01/2032      07/01/2012 A          51,007
----------------------------------------------------------------------------------------------------------------------------
    3,975,000   Phoenix, AZ IDA (Capitol Mews Apartments)             5.700     12/20/2040      12/20/2012 A       4,073,739
----------------------------------------------------------------------------------------------------------------------------
    1,670,000   Phoenix, AZ IDA (Gourmet Boutique West)               5.500     11/01/2017      11/01/2017         1,621,303
----------------------------------------------------------------------------------------------------------------------------
      485,000   Phoenix, AZ IDA (Single Family Mtg.)                  6.650     10/01/2029      10/15/2007 B         497,552
----------------------------------------------------------------------------------------------------------------------------
       40,000   Pima County, AZ IDA
                (International Studies Academy)                       6.750     07/01/2031      07/01/2011 A          44,352


                  25 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
ARIZONA Continued
$      55,000   Pima County, AZ IDA
                (International Studies Academy)                       6.750%    07/01/2031      07/01/2011 A    $     57,252
----------------------------------------------------------------------------------------------------------------------------
        5,000   Scottsdale, AZ IDA
                (Scottsdale Memorial Hospitals)                       5.500     09/01/2012      04/28/2010 C           5,264
----------------------------------------------------------------------------------------------------------------------------
      800,000   Tucson, AZ IDA (Joint Single Family Mtg.)             5.250     07/01/2038      01/01/2013 B         814,720
----------------------------------------------------------------------------------------------------------------------------
    3,600,000   Tucson, AZ IDA (Joint Single Family Mtg.)             5.350     01/01/2038      12/01/2015 B       3,821,652
----------------------------------------------------------------------------------------------------------------------------
      130,000   University AZ Medical Center Corp.
                (University Medical Center)                           5.000     07/01/2021      01/01/2008 A         130,111
----------------------------------------------------------------------------------------------------------------------------
    1,750,000   Verrado, AZ Community Facilities
                District No. 1                                        6.500     07/15/2027      07/15/2013 A       1,813,298
                                                                                                                ------------
                                                                                                                  20,072,017
----------------------------------------------------------------------------------------------------------------------------
ARKANSAS--0.5%
       35,000   AR Devel. Finance Authority
                (Clark County Industrial Council)                     5.600     05/01/2008      11/01/2007 A          35,045
----------------------------------------------------------------------------------------------------------------------------
      385,000   AR Devel. Finance Authority
                (Single Family Mtg.)                                  5.300     07/01/2024      07/01/2012 A         391,372
----------------------------------------------------------------------------------------------------------------------------
    5,525,000   AR Devel. Finance Authority
                (Single Family Mtg.)                                  5.625     01/01/2035      01/01/2016 A       5,843,130
----------------------------------------------------------------------------------------------------------------------------
       25,000   AR Devel. Finance Authority, Series B                 5.800     01/01/2023      07/01/2009 A          25,279
----------------------------------------------------------------------------------------------------------------------------
      870,000   Greater AR Hsg. Assistance Corp.
                (Hicky Garden Apartments)                             6.000     01/01/2023      01/01/2008 A         877,726
----------------------------------------------------------------------------------------------------------------------------
    1,000,000   Northwest AR Regional Airport Authority               5.250     02/01/2023      02/01/2013 A       1,009,420
----------------------------------------------------------------------------------------------------------------------------
       40,000   Pope County, AR Pollution Control
                (Arkansas Power & Light Company)                      6.100     12/01/2016      12/01/2007 A          40,080
----------------------------------------------------------------------------------------------------------------------------
       45,000   Pope County, AR Pollution Control
                (Arkansas Power & Light Company)                      6.300     12/01/2016      12/01/2007 A          45,070
----------------------------------------------------------------------------------------------------------------------------
       40,000   Pope County, AR Pollution Control
                (Arkansas Power & Light Company)                      6.300     12/01/2016      12/01/2007 A          40,087
----------------------------------------------------------------------------------------------------------------------------
      510,000   Pope County, AR Pollution Control
                (Arkansas Power & Light Company)                      6.300     11/01/2020      11/01/2007 A         510,576
----------------------------------------------------------------------------------------------------------------------------
      875,000   Warren, AR Solid Waste Disposal
                (Potlatch Corp.)                                      7.500     08/01/2013      02/01/2008 A         876,890
                                                                                                                ------------
                                                                                                                   9,694,675
----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA--10.1%
   19,000,000   Anaheim, CA Public Financing
                Authority RITES 5                                     8.870 4   12/28/2018      12/01/2007 A      19,947,910
----------------------------------------------------------------------------------------------------------------------------
    7,440,000   CA County Tobacco Securitization
                Agency (TASC)                                         0.000 6   06/01/2021      03/15/2014 B       6,045,670
----------------------------------------------------------------------------------------------------------------------------
    5,500,000   CA County Tobacco Securitization
                Agency (TASC)                                         0.000 6   06/01/2028      09/14/2018 B       4,349,510
----------------------------------------------------------------------------------------------------------------------------
   13,095,000   CA County Tobacco Securitization
                Agency (TASC)                                         0.000 6   06/01/2036      11/23/2021 C      10,220,648


                  26 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$   3,000,000   CA County Tobacco Securitization
                Agency (TASC)                                         0.000% 6  06/01/2041      09/10/2024 C    $  2,344,260
----------------------------------------------------------------------------------------------------------------------------
    3,125,000   CA County Tobacco Securitization
                Agency (TASC)                                         5.500     06/01/2033      06/01/2012 A       3,132,125
----------------------------------------------------------------------------------------------------------------------------
    3,740,000   CA County Tobacco Securitization Agency
                (TASC) 1                                              5.750     06/01/2029      12/01/2012 B       3,751,332
----------------------------------------------------------------------------------------------------------------------------
    2,770,000   CA County Tobacco Securitization Agency
                (TASC)                                                5.875     06/01/2027      06/01/2012 A       2,828,170
----------------------------------------------------------------------------------------------------------------------------
    2,505,000   CA County Tobacco Securitization Agency
                (TASC)                                                5.875     06/01/2043      06/01/2012 A       2,501,042
----------------------------------------------------------------------------------------------------------------------------
    5,615,000   CA County Tobacco Securitization Agency
                (TASC)                                                6.000     06/01/2029      06/01/2012 A       5,738,362
----------------------------------------------------------------------------------------------------------------------------
      135,000   CA County Tobacco Securitization Agency
                (TASC)                                                6.000     06/01/2042      06/01/2012 A         135,613
----------------------------------------------------------------------------------------------------------------------------
  207,670,000   CA County Tobacco Securitization Agency
                (TASC)                                                9.513 3   06/01/2050      01/02/2026 C      11,797,733
----------------------------------------------------------------------------------------------------------------------------
   18,985,000   CA Golden State Tobacco Securitization
                Corp. 1                                               6.250     06/01/2033      09/11/2012 B      20,853,314
----------------------------------------------------------------------------------------------------------------------------
      410,000   CA Golden State Tobacco Securitization
                Corp.                                                 6.625     06/01/2040      06/01/2013 A         473,009
----------------------------------------------------------------------------------------------------------------------------
    4,940,000   CA Golden State Tobacco Securitization
                Corp. 1                                               6.750     06/01/2039      06/01/2013 A       5,730,598
----------------------------------------------------------------------------------------------------------------------------
    7,350,000   CA Golden State Tobacco Securitization
                Corp. (TASC) 1                                        7.900     06/01/2042      06/01/2013 A       8,930,397
----------------------------------------------------------------------------------------------------------------------------
   29,000,000   CA Golden State Tobacco Securitization
                Corp. (TASC)                                          0.000 6   06/01/2037      05/22/2022 C      19,234,830
----------------------------------------------------------------------------------------------------------------------------
    3,450,000   CA Golden State Tobacco Securitization
                Corp. (TASC) 1                                        7.800     06/01/2042      06/01/2013 A       4,175,880
----------------------------------------------------------------------------------------------------------------------------
      190,000   CA Golden State Tobacco Securitization
                Corp. (TASC)                                          7.875     06/01/2042      06/01/2013 A         230,635
----------------------------------------------------------------------------------------------------------------------------
    5,000,000   CA Inland Empire Tobacco Securitization
                Authority (TASC)                                      4.625     06/01/2021      06/23/2013 C       4,709,100
----------------------------------------------------------------------------------------------------------------------------
    2,895,000   CA Statewide CDA (Fairfield Apartments) 1             6.500     01/01/2016      12/22/2011 B       2,945,431
----------------------------------------------------------------------------------------------------------------------------
    3,470,000   Lake Elsinore, CA Public Financing
                Authority, Series F 1                                 7.100     09/01/2020      03/01/2008 A       3,544,223
----------------------------------------------------------------------------------------------------------------------------
      115,000   Los Angeles, CA Regional Airports
                Improvement Corp.
                (Delta-Continental Airlines) 5                        9.250     08/01/2024      02/01/2008 A         117,300
----------------------------------------------------------------------------------------------------------------------------
    7,500,000   Northern CA Gas Authority 7                           4.311     07/01/2027      07/01/2027         7,029,900
----------------------------------------------------------------------------------------------------------------------------
   10,675,000   Northern CA Tobacco
                Securitization Authority (TASC)                       0.000 6   06/01/2027      06/12/2016 B       9,704,963
----------------------------------------------------------------------------------------------------------------------------
   13,750,000   Northern CA Tobacco
                Securitization Authority (TASC)                       4.750     06/01/2023      07/18/2011 B      13,371,325


                  27 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     500,000   Riverside County, CA Public
                Financing Authority COP                               5.750%    05/15/2019      05/15/2009 A    $    510,580
----------------------------------------------------------------------------------------------------------------------------
    2,000,000   San Francisco City & County,
                CA COP (San Bruno Jail)                               5.250     10/01/2033      10/01/2008 A       2,064,440
----------------------------------------------------------------------------------------------------------------------------
    2,000,000   San Marcos, CA Special Tax                            5.900     09/01/2028      03/01/2012 A       2,033,580
----------------------------------------------------------------------------------------------------------------------------
    1,600,000   Santa Rosa, CA Rancheria
                Tachi Yokut Tribe Enterprise                          4.500     03/01/2011      04/08/2009 C       1,585,696
----------------------------------------------------------------------------------------------------------------------------
    6,000,000   Santa Rosa, CA Rancheria
                Tachi Yokut Tribe Enterprise                          6.125     03/01/2013      04/06/2011 C       6,286,560
                                                                                                                ------------
                                                                                                                 186,324,136
----------------------------------------------------------------------------------------------------------------------------
COLORADO--0.7%
       25,000   Boulder County, CO Multifamily
                Hsg. (Legacy Apartments)                              6.000     11/20/2015      11/20/2007 A          25,044
----------------------------------------------------------------------------------------------------------------------------
       50,000   Boulder County, CO Multifamily Hsg.
                (Legacy Apartments)                                   6.100     11/20/2025      11/20/2007 A          50,077
----------------------------------------------------------------------------------------------------------------------------
       90,000   CO Health Facilities Authority
                (Northern Colorado Medical Center)                    6.000     05/15/2020      11/15/2007 A          93,575
----------------------------------------------------------------------------------------------------------------------------
       10,000   CO Health Facilities Authority
                (Sisters of Charity Health Care Systems)              5.250     05/15/2014      11/15/2007 A          10,012
----------------------------------------------------------------------------------------------------------------------------
       50,000   CO Hsg. & Finance Authority
                (Multifamily Hsg.)                                    5.900     10/01/2038      04/01/2008 A          50,577
----------------------------------------------------------------------------------------------------------------------------
       10,000   CO Hsg. & Finance Authority (Multifamily)             5.700     10/01/2021      12/01/2007 A          10,010
----------------------------------------------------------------------------------------------------------------------------
       40,000   CO Hsg. & Finance Authority (Single Family)           5.150     11/01/2016      05/01/2010 A          40,212
----------------------------------------------------------------------------------------------------------------------------
      780,000   CO Hsg. & Finance Authority (Single Family)           5.483 3   11/01/2029      05/01/2010 A         231,481
----------------------------------------------------------------------------------------------------------------------------
      655,000   CO Hsg. & Finance Authority (Single Family)           5.900     08/01/2023      08/01/2008 B         685,392
----------------------------------------------------------------------------------------------------------------------------
       15,000   CO Hsg. & Finance Authority (Single Family)           6.050     10/01/2016      02/01/2008 B          15,440
----------------------------------------------------------------------------------------------------------------------------
      310,000   CO Hsg. & Finance Authority (Single Family)           6.450     04/01/2030      04/01/2009 A         313,980
----------------------------------------------------------------------------------------------------------------------------
    1,640,000   CO Hsg. & Finance Authority (Single Family)           6.800     04/01/2030      11/01/2007 B       1,684,132
----------------------------------------------------------------------------------------------------------------------------
       60,000   CO Hsg. & Finance Authority (Single Family)           7.250     10/01/2031      03/20/2009 B          64,030
----------------------------------------------------------------------------------------------------------------------------
       30,000   CO Hsg. & Finance Authority (Single Family)           7.450     10/01/2016      12/08/2007 B          30,983
----------------------------------------------------------------------------------------------------------------------------
        5,000   CO Hsg. & Finance Authority (Single Family)           7.450     11/01/2027      11/01/2012 A           5,080
----------------------------------------------------------------------------------------------------------------------------
        7,000   CO Hsg. & Finance Authority, Series A                 7.400     11/01/2027      11/01/2007 B           7,113
----------------------------------------------------------------------------------------------------------------------------
       10,000   CO Hsg. & Finance Authority, Series A-4               6.250     10/01/2013      10/01/2007 A          10,100
----------------------------------------------------------------------------------------------------------------------------
       90,000   CO Hsg. & Finance Authority, Series C-2               6.875     11/01/2028      03/01/2008 B          91,231
----------------------------------------------------------------------------------------------------------------------------
      340,000   CO Hsg. & Finance Authority, Series D-2               6.350     11/01/2029      02/02/2009 B         354,861
----------------------------------------------------------------------------------------------------------------------------
        5,000   CO Water Resources & Power Devel.
                Authority, Series A                                   5.600     11/01/2017      11/01/2007 A           5,058
----------------------------------------------------------------------------------------------------------------------------
        5,000   CO Water Resources & Power Devel.
                Authority, Series A                                   5.600     11/01/2017      11/01/2007 A           5,059
----------------------------------------------------------------------------------------------------------------------------
       20,000   CO Water Resources & Power Devel.
                Authority, Series A                                   5.750     11/01/2010      11/01/2007 A          20,034
----------------------------------------------------------------------------------------------------------------------------
      150,000   Denver, CO City & County
                (Helen G. Bonfils Foundation)                         5.250     12/01/2012      12/01/2007 A         150,389


                  28 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
COLORADO Continued
$      40,000   Denver, CO City & County Airport                      5.000%    11/15/2031      11/15/2008 A    $     40,058
----------------------------------------------------------------------------------------------------------------------------
    1,500,000   Denver, CO City & County Airport RITES                7.810 4   11/15/2016      11/15/2010 A       1,666,155
----------------------------------------------------------------------------------------------------------------------------
    1,000,000   Denver, CO City & County Airport RITES                7.810 4   11/15/2018      11/15/2010 A       1,106,560
----------------------------------------------------------------------------------------------------------------------------
    2,000,000   Denver, CO City & County Airport, Series A 2          6.000     11/15/2014      11/15/2010 A       2,122,540
----------------------------------------------------------------------------------------------------------------------------
    3,000,000   Denver, CO City & County Airport, Series A 2          6.000     11/15/2015      11/15/2010 A       3,177,015
----------------------------------------------------------------------------------------------------------------------------
      510,000   Denver, CO Urban Renewal Authority                    9.125     09/01/2017      03/01/2008 A         516,253
----------------------------------------------------------------------------------------------------------------------------
      500,000   Southlands, CO Medical District                       6.750     12/01/2016      12/01/2014 A         573,475
                                                                                                                ------------
                                                                                                                  13,155,926
----------------------------------------------------------------------------------------------------------------------------
CONNECTICUT--1.8%
       30,000   CT Airport (Bradley International Airport)            5.125     10/01/2026      04/01/2012 A          30,500
----------------------------------------------------------------------------------------------------------------------------
       10,000   CT Airport (Bradley International Airport)            5.125     10/01/2031      04/01/2012 A          10,098
----------------------------------------------------------------------------------------------------------------------------
      425,000   CT Devel. Authority (Bridgeport
                Hydraulic Company)                                    6.000     09/01/2036      03/01/2008 A         429,943
----------------------------------------------------------------------------------------------------------------------------
      265,000   CT Devel. Authority (Bridgeport
                Hydraulic Company)                                    6.000     09/01/2036      03/01/2008 A         268,082
----------------------------------------------------------------------------------------------------------------------------
      275,000   CT Devel. Authority (Bridgeport
                Hydraulic Company)                                    6.150     04/01/2035      10/01/2007 A         280,973
----------------------------------------------------------------------------------------------------------------------------
       40,000   CT Devel. Authority (Church Homes)                    5.700     04/01/2012      04/01/2009 A          40,751
----------------------------------------------------------------------------------------------------------------------------
       25,000   CT Devel. Authority (Connecticut Water
                Company)                                              5.125     03/01/2028      03/01/2008 A          25,040
----------------------------------------------------------------------------------------------------------------------------
    1,000,000   CT Devel. Authority (Mary Wade Home) 1                6.375     12/01/2018      12/01/2009 A       1,067,720
----------------------------------------------------------------------------------------------------------------------------
    2,000,000   CT Devel. Authority Airport Facility (Learjet) 1      7.950     04/01/2026      10/01/2014 A       2,333,540
----------------------------------------------------------------------------------------------------------------------------
      585,000   CT Devel. Authority Pollution Control
                (Connecticut Light & Power Company)                   5.850     09/01/2028      10/01/2008 A         602,363
----------------------------------------------------------------------------------------------------------------------------
    6,310,000   CT Devel. Authority Pollution Control
                (Connecticut Light & Power Company)                   5.950     09/01/2028      10/01/2008 A       6,490,782
----------------------------------------------------------------------------------------------------------------------------
      125,000   CT H&EFA (Bridgeport Hospital)                        5.375     07/01/2019      01/01/2008 A         126,405
----------------------------------------------------------------------------------------------------------------------------
      100,000   CT H&EFA (Bridgeport Hospital)                        5.375     07/01/2025      01/01/2008 A         101,052
----------------------------------------------------------------------------------------------------------------------------
       55,000   CT H&EFA (Bridgeport Hospital)                        6.625     07/01/2018      01/01/2008 A          55,230
----------------------------------------------------------------------------------------------------------------------------
      500,000   CT H&EFA (Bridgeport Hospital/Bridgeport
                Hospital Foundation Obligated Group) 1                6.500     07/01/2012      01/01/2008 A         510,990
----------------------------------------------------------------------------------------------------------------------------
      160,000   CT H&EFA (DKH/CHHC/HNE
                Obligated Group)                                      5.375     07/01/2026      01/01/2008 A         161,683
----------------------------------------------------------------------------------------------------------------------------
    9,000,000   CT H&EFA (HSC/HSC Community Services/
                Foundation of Special Care
                Obligated Group) 7                                    6.000     07/01/2037      10/03/2007 D       9,000,000
----------------------------------------------------------------------------------------------------------------------------
       50,000   CT H&EFA (Lawrence & Memorial Hospital)               5.000     07/01/2022      01/01/2008 A          50,042
----------------------------------------------------------------------------------------------------------------------------
       45,000   CT H&EFA (Loomis Chaffee)                             5.500     07/01/2026      01/01/2008 A          45,281
----------------------------------------------------------------------------------------------------------------------------
      320,000   CT H&EFA (New Britain General Hospital)               6.125     07/01/2014      01/01/2008 A         323,504
----------------------------------------------------------------------------------------------------------------------------
    1,265,000   CT H&EFA (New Britain General Hospital),
                Series B 1                                            6.000     07/01/2024      01/01/2008 A       1,286,214
----------------------------------------------------------------------------------------------------------------------------
       20,000   CT H&EFA (New Horizons)                               5.875     11/01/2012      11/01/2007 A          20,033


                  29 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
CONNECTICUT Continued
$      10,000   CT HFA                                                5.125%    05/15/2021      11/15/2009 A    $     10,122
----------------------------------------------------------------------------------------------------------------------------
       30,000   CT HFA                                                5.200     11/15/2020      11/15/2009 A          30,272
----------------------------------------------------------------------------------------------------------------------------
       10,000   CT HFA                                                5.375     11/15/2018      05/15/2009 A          10,179
----------------------------------------------------------------------------------------------------------------------------
      180,000   CT HFA (Group Home Mtg.)                              5.625     06/15/2027      06/15/2009 A         182,461
----------------------------------------------------------------------------------------------------------------------------
       40,000   CT HFA (Special Needs Mtg.)                           5.100     06/15/2032      06/15/2013 A          40,650
----------------------------------------------------------------------------------------------------------------------------
      130,000   CT HFA, Series C                                      5.500     11/15/2035      05/15/2008 A         131,273
----------------------------------------------------------------------------------------------------------------------------
    1,560,000   CT Resource Recovery Authority
                (Browning-Ferris Industries) 1                        6.450     11/15/2022      11/15/2007 A       1,560,920
----------------------------------------------------------------------------------------------------------------------------
      100,000   CT Special Obligation Parking (Bradley
                International Airport Parking Company)                6.500     07/01/2018      07/01/2010 A         105,277
----------------------------------------------------------------------------------------------------------------------------
    1,215,000   CT Special Obligation Parking (Bradley
                International Airport Parking Company)                6.600     07/01/2024      07/01/2010 A       1,272,919
----------------------------------------------------------------------------------------------------------------------------
      175,000   Eastern CT Res Rec (Wheelabrator Lisbon)              5.500     01/01/2014      01/01/2008 A         175,082
----------------------------------------------------------------------------------------------------------------------------
      225,000   Eastern CT Res Rec (Wheelabrator Lisbon)              5.500     01/01/2015      01/01/2008 A         225,106
----------------------------------------------------------------------------------------------------------------------------
    4,560,000   Eastern CT Res Rec (Wheelabrator Lisbon)              5.500     01/01/2020      01/01/2008 A       4,562,143
----------------------------------------------------------------------------------------------------------------------------
      600,000   Mashantucket, CT Western Pequot Tribe,
                Series B                                              5.600     09/01/2009      09/01/2009           611,166
----------------------------------------------------------------------------------------------------------------------------
    1,000,000   Sprague, CT Environmental Improvement
                (International Paper Company)                         5.700     10/01/2021      10/01/2009 A       1,009,130
                                                                                                                ------------
                                                                                                                  33,186,926
----------------------------------------------------------------------------------------------------------------------------
DELAWARE--0.9%
       25,000   DE EDA (General Motors Corp.)                         5.600     04/01/2009      04/01/2009            24,882
----------------------------------------------------------------------------------------------------------------------------
       50,000   DE EDA (Peninsula United Methodist Homes)             6.100     05/01/2010      11/01/2007 A          51,062
----------------------------------------------------------------------------------------------------------------------------
      380,000   DE EDA (United Waterworks)                            6.200     06/01/2025      12/01/2007 A         380,646
----------------------------------------------------------------------------------------------------------------------------
       45,000   DE Hsg. Authority (Multifamily Mtg.)                  6.950     07/01/2014      07/25/2010 C          47,341
----------------------------------------------------------------------------------------------------------------------------
       20,000   DE Hsg. Authority (Multifamily Mtg.)                  7.375     01/01/2015      09/11/2011 C          19,782
----------------------------------------------------------------------------------------------------------------------------
    9,940,000   DE Hsg. Authority (Single Family Mtg.) 2              6.200     07/01/2037      08/04/2011 B      10,705,380
----------------------------------------------------------------------------------------------------------------------------
       40,000   DE Hsg. Authority (Single Family Mtg.)                5.450     01/01/2032      01/01/2008 B          40,501
----------------------------------------------------------------------------------------------------------------------------
       20,000   DE Hsg. Authority (Single Family Mtg.)                5.550     07/01/2009      07/01/2009 A          20,281
----------------------------------------------------------------------------------------------------------------------------
       10,000   DE Hsg. Authority (Single Family Mtg.)                6.050     07/01/2028      07/01/2009 A          10,190
----------------------------------------------------------------------------------------------------------------------------
       15,000   DE Hsg. Authority (Single Family Mtg.)                6.200     07/01/2037      08/04/2011 B          16,155
----------------------------------------------------------------------------------------------------------------------------
    4,965,000   DE Hsg. Authority (Single Family Mtg.) 1              6.250     07/01/2037      08/24/2011 B       5,368,108
----------------------------------------------------------------------------------------------------------------------------
       10,000   Wilmington, DE GO                                     6.200     10/01/2016      10/01/2007 A          10,118
                                                                                                                ------------
                                                                                                                  16,694,446
----------------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA--1.7%
      200,000   District of Columbia (James F. Oyster
                Elementary School)                                    6.450     11/01/2034      11/01/2010 A         208,348
----------------------------------------------------------------------------------------------------------------------------
      155,000   District of Columbia HFA (Single Family),
                Series A                                              6.850     06/01/2031      06/28/2008 B         157,044
----------------------------------------------------------------------------------------------------------------------------
       10,000   District of Columbia HFA (Single Family),
                Series B                                              5.850     12/01/2018      06/01/2008 A          10,163


                  30 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA Continued
$      25,000   District of Columbia HFA (Single Family),
                Series B                                              5.900%    12/01/2028      06/01/2009 A    $     25,420
----------------------------------------------------------------------------------------------------------------------------
    1,780,000   District of Columbia Tobacco Settlement
                Financing Corp. 1                                     6.250     05/15/2024      11/15/2011 B       1,851,520
----------------------------------------------------------------------------------------------------------------------------
      110,000   District of Columbia Tobacco Settlement
                Financing Corp.                                       6.500     05/15/2033      08/06/2019 C         117,820
----------------------------------------------------------------------------------------------------------------------------
   11,230,000   District of Columbia Tobacco Settlement
                Financing Corp.                                       6.750     05/15/2040      05/15/2011 A      11,631,473
----------------------------------------------------------------------------------------------------------------------------
  232,000,000   District of Columbia Tobacco Settlement
                Financing Corp. (TASC)                                6.250 3   06/15/2046      06/13/2024 C      17,198,160
----------------------------------------------------------------------------------------------------------------------------
      130,000   Metropolitan Washington, D.C. Airport
                Authority, Series A                                   5.000     10/01/2027      10/01/2011 A         131,599
----------------------------------------------------------------------------------------------------------------------------
       20,000   Metropolitan Washington, D.C. Airport
                Authority, Series A                                   5.250     10/01/2032      10/01/2012 A          20,414
----------------------------------------------------------------------------------------------------------------------------
       35,000   Metropolitan Washington, D.C. Airport
                Authority, Series B                                   5.000     10/01/2028      10/01/2010 A          35,301
                                                                                                                ------------
                                                                                                                  31,387,262
----------------------------------------------------------------------------------------------------------------------------
FLORIDA--9.4%
    5,000,000   Arborwood, FL Community Devel. District
                (Centex Homes)                                        5.250     05/01/2016      05/01/2016         4,679,050
----------------------------------------------------------------------------------------------------------------------------
       15,000   Baker County, FL Hospital Authority                   5.300     12/01/2023      12/01/2010 A          15,101
----------------------------------------------------------------------------------------------------------------------------
       20,000   Bay County, FL Water System                           6.250     09/01/2014      03/01/2008 A          20,042
----------------------------------------------------------------------------------------------------------------------------
      820,000   Bonnet Creek, FL Resort Community
                Devel. District Special Assessment                    7.125     05/01/2012      01/10/2010 C         881,098
----------------------------------------------------------------------------------------------------------------------------
    6,000,000   Brevard County, FL Health Facilities Authority
                (Holmes Regional Medical Center) 1                    5.600     10/01/2010      10/01/2007 A       6,008,700
----------------------------------------------------------------------------------------------------------------------------
      150,000   Brevard County, FL Health Facilities
                Authority (Holmes Regional Medical Center)            5.625     10/01/2014      10/01/2007 A         150,221
----------------------------------------------------------------------------------------------------------------------------
       10,000   Brevard County, FL Health Facilities
                Authority (Wuesthoff Health Services)                 5.400     04/01/2013      04/01/2008 A          10,081
----------------------------------------------------------------------------------------------------------------------------
       35,000   Brevard County, FL Industrial Devel.
                (The Kroger Company)                                  7.250     01/01/2009      01/01/2008 A          35,142
----------------------------------------------------------------------------------------------------------------------------
    2,000,000   Broward County, FL Airport Facilities (Learjet) 1     7.500     11/01/2020      11/01/2014 A       2,223,100
----------------------------------------------------------------------------------------------------------------------------
      125,000   Broward County, FL Airport System                     5.000     10/01/2023      10/01/2008 A         126,250
----------------------------------------------------------------------------------------------------------------------------
       80,000   Broward County, FL Airport System                     5.125     10/01/2017      10/01/2008 A          81,477
----------------------------------------------------------------------------------------------------------------------------
       25,000   Broward County, FL Airport System                     5.250     10/01/2026      10/01/2012 A          25,596
----------------------------------------------------------------------------------------------------------------------------
      200,000   Broward County, FL Airport System                     5.250     10/01/2026      10/01/2012 A         204,768
----------------------------------------------------------------------------------------------------------------------------
        5,000   Broward County, FL Airport System
                (Passenger Facility)                                  5.250     10/01/2014      10/01/2008 A           5,118
----------------------------------------------------------------------------------------------------------------------------
       75,000   Broward County, FL Airport System
                (Passenger Facility)                                  5.250     10/01/2015      10/01/2008 A          76,604
----------------------------------------------------------------------------------------------------------------------------
      445,000   Broward County, FL HFA                                5.400     10/01/2038      10/04/2010 B         435,495


                  31 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$      70,000   Broward County, FL HFA
                (Bridgewater Place Apartments)                        5.500%    04/01/2041      10/01/2011 A    $     70,687
----------------------------------------------------------------------------------------------------------------------------
       10,000   Broward County, FL HFA
                (Cross Keys Apartments)                               5.800     10/01/2033      10/01/2010 A          10,100
----------------------------------------------------------------------------------------------------------------------------
      180,000   Broward County, FL HFA
                (Pompano Oaks Apartments)                             6.100     12/01/2038      12/01/2007 A         182,853
----------------------------------------------------------------------------------------------------------------------------
       55,000   Broward County, FL HFA
                (Praxis of Deerfield Beach III)                       5.300     09/01/2023      09/01/2009 A          55,352
----------------------------------------------------------------------------------------------------------------------------
       90,000   Broward County, FL HFA (Praxis of
                Deerfield Beach)                                      5.350     03/01/2031      09/01/2009 A          90,412
----------------------------------------------------------------------------------------------------------------------------
       80,000   Broward County, FL HFA (Stirling Apartments)          5.650     10/01/2028      10/01/2010 A          81,402
----------------------------------------------------------------------------------------------------------------------------
      235,000   Broward County, FL Port Facilities                    5.000     09/01/2027      09/01/2009 A         236,575
----------------------------------------------------------------------------------------------------------------------------
       20,000   Clay County, FL HFA (Single Family Mtg.)              5.300     10/01/2029      04/01/2010 A          20,114
----------------------------------------------------------------------------------------------------------------------------
        5,000   Clay County, FL HFA (Single Family Mtg.)              6.000     04/01/2030      10/01/2007 A           5,081
----------------------------------------------------------------------------------------------------------------------------
       30,000   Collier County, FL HFA
                (Saxon Manor Isle Apartments)                         5.450     03/01/2030      03/01/2009 A          30,143
----------------------------------------------------------------------------------------------------------------------------
      380,000   Collier County, FL HFA
                (Whistlers Green Apartments)                          5.400     12/01/2027      12/01/2011 A         382,436
----------------------------------------------------------------------------------------------------------------------------
      245,000   Collier County, FL HFA (Whistlers
                Green Apartments)                                     5.450     06/01/2039      08/10/2034 C         245,568
----------------------------------------------------------------------------------------------------------------------------
      775,000   Collier County, FL IDA (Allete)                       6.500     10/01/2025      01/01/2008 A         776,759
----------------------------------------------------------------------------------------------------------------------------
    2,000,000   Concorde Estates, FL Community
                Devel. District                                       5.000     05/01/2011      11/01/2007 C       2,001,340
----------------------------------------------------------------------------------------------------------------------------
      200,000   Dade County, FL Aviation (Miami
                International Airport)                                5.000     10/01/2011      10/01/2007 A         203,162
----------------------------------------------------------------------------------------------------------------------------
       50,000   Dade County, FL Aviation (Miami
                International Airport)                                5.125     10/01/2013      10/01/2007 A          50,796
----------------------------------------------------------------------------------------------------------------------------
      115,000   Dade County, FL Aviation (Miami
                International Airport)                                5.125     10/01/2017      10/01/2007 A         116,797
----------------------------------------------------------------------------------------------------------------------------
       15,000   Dade County, FL Aviation (Miami
                International Airport)                                5.125     10/01/2022      10/01/2009 A          15,152
----------------------------------------------------------------------------------------------------------------------------
      390,000   Dade County, FL Aviation (Miami
                International Airport)                                5.750     10/01/2018      10/01/2007 A         394,376
----------------------------------------------------------------------------------------------------------------------------
    3,750,000   Dade County, FL Aviation (Miami
                International Airport)                                5.750     10/01/2026      10/01/2008 A       3,792,075
----------------------------------------------------------------------------------------------------------------------------
    2,300,000   Dade County, FL Aviation, Series A                    5.750     10/01/2011      10/01/2007 A       2,326,197
----------------------------------------------------------------------------------------------------------------------------
       70,000   Dade County, FL Aviation, Series A                    5.750     10/01/2012      10/01/2007 A          70,797
----------------------------------------------------------------------------------------------------------------------------
    5,570,000   Dade County, FL Aviation, Series A 1                  5.750     10/01/2015      10/01/2007 A       5,633,164
----------------------------------------------------------------------------------------------------------------------------
      145,000   Dade County, FL GO (Seaport)                          5.125     10/01/2021      10/01/2007 A         146,602
----------------------------------------------------------------------------------------------------------------------------
      615,000   Dade County, FL GO (Seaport)                          5.125     10/01/2026      10/01/2007 A         621,710
----------------------------------------------------------------------------------------------------------------------------
      200,000   Dade County, FL GO (Seaport)                          5.450     10/01/2016      10/01/2007 A         202,288
----------------------------------------------------------------------------------------------------------------------------
      120,000   Dade County, FL GO (Seaport)                          5.500     10/01/2026      10/01/2007 A         121,352
----------------------------------------------------------------------------------------------------------------------------
    1,580,000   Dade County, FL GO (Seaport) 1                        5.750     10/01/2015      10/01/2007 A       1,582,702


                  32 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$      25,000   Dade County, FL HFA
                (Golden Lakes Apartments)                             6.000%    11/01/2032      11/01/2009 A    $     25,157
----------------------------------------------------------------------------------------------------------------------------
       20,000   Dade County, FL HFA
                (New Horizons Associates)                             5.875     07/15/2024      01/15/2008 A          20,509
----------------------------------------------------------------------------------------------------------------------------
       10,000   Dade County, FL HFA
                (Siesta Pointe Apartments)                            5.700     09/01/2022      09/01/2008 A          10,068
----------------------------------------------------------------------------------------------------------------------------
       75,000   Dade County, FL Res Rec                               5.500     10/01/2010      10/01/2007 A          75,835
----------------------------------------------------------------------------------------------------------------------------
      300,000   Dade County, FL Res Rec                               5.500     10/01/2013      10/01/2007 A         303,312
----------------------------------------------------------------------------------------------------------------------------
      100,000   Dade County, FL Seaport                               5.125     10/01/2016      10/01/2007 A         101,117
----------------------------------------------------------------------------------------------------------------------------
      100,000   Dade County, FL Water & Sewer System                  5.250     10/01/2021      10/01/2007 A         101,128
----------------------------------------------------------------------------------------------------------------------------
       40,000   Duval County, FL HFA (Single Family Mtg.)             5.300     04/01/2029      04/01/2010 A          40,216
----------------------------------------------------------------------------------------------------------------------------
        5,000   Duval County, FL HFA (Single Family Mtg.)             5.950     04/01/2030      04/01/2009 A           5,068
----------------------------------------------------------------------------------------------------------------------------
      900,000   East Homestead, FL Community
                Devel. District                                       5.000     05/01/2011      04/01/2008 C         898,551
----------------------------------------------------------------------------------------------------------------------------
       35,000   Edgewater, FL Water & Sewer                           5.500     10/01/2013      10/01/2007 A          35,053
----------------------------------------------------------------------------------------------------------------------------
      205,000   Edgewater, FL Water & Sewer                           5.500     10/01/2021      10/01/2007 A         205,316
----------------------------------------------------------------------------------------------------------------------------
    7,140,000   Escambia County, FL Health Facilities
                Authority 1                                           5.950     07/01/2020      07/01/2020         7,420,459
----------------------------------------------------------------------------------------------------------------------------
      115,000   Escambia County, FL Health Facilities
                Authority (Baptist Manor)                             5.125     10/01/2019      10/01/2010 A         116,147
----------------------------------------------------------------------------------------------------------------------------
        5,000   Escambia County, FL School Board COP                  5.500     02/01/2016      02/01/2008 A           5,030
----------------------------------------------------------------------------------------------------------------------------
    1,555,000   Fiddlers Creek, FL Community Devel. District          5.800     05/01/2021      05/01/2010 A       1,564,579
----------------------------------------------------------------------------------------------------------------------------
    1,015,000   Fiddlers Creek, FL Community Devel. District          5.875     05/01/2021      05/01/2009 A       1,032,803
----------------------------------------------------------------------------------------------------------------------------
       25,000   FL Agriculture & Mechanical University
                (Student Apartment Facility)                          5.625     07/01/2021      01/01/2008 A          25,041
----------------------------------------------------------------------------------------------------------------------------
      135,000   FL Agriculture & Mechanical University
                (Student Apartment Facility)                          5.625     07/01/2025      01/01/2008 A         135,189
----------------------------------------------------------------------------------------------------------------------------
       25,000   FL Agriculture & Mechanical University
                (Student Apartment Facility)                          6.500     07/01/2023      01/01/2008 A          25,244
----------------------------------------------------------------------------------------------------------------------------
      160,000   FL Capital Projects Finance Authority
                (Peerless Group)                                      7.500     08/01/2019      12/06/2014 C         160,590
----------------------------------------------------------------------------------------------------------------------------
       20,000   FL Correctional Private Commission
                (350 Bed Youthful) COP                                5.000     08/01/2017      02/01/2008 A          20,022
----------------------------------------------------------------------------------------------------------------------------
      100,000   FL Division of Bond Finance
                (Dept. of Environmental Protection)                   5.375     07/01/2011      07/01/2008 A         100,142
----------------------------------------------------------------------------------------------------------------------------
    3,775,000   FL Gateway Services Community
                Devel. District                                       5.500     05/01/2010      11/01/2008 C       3,778,133
----------------------------------------------------------------------------------------------------------------------------
       25,000   FL GO                                                 5.000     07/01/2028      07/01/2010 A          25,342
----------------------------------------------------------------------------------------------------------------------------
       20,000   FL GO (Jefferson County Road)                         5.900     05/01/2010      11/01/2007 A          20,037
----------------------------------------------------------------------------------------------------------------------------
      150,000   FL HFA                                                6.300     09/01/2036      09/01/2008 A         151,362
----------------------------------------------------------------------------------------------------------------------------
       25,000   FL HFA                                                6.350     07/01/2028      01/01/2009 A          25,263
----------------------------------------------------------------------------------------------------------------------------
       20,000   FL HFA                                                6.350     07/01/2028      01/01/2008 A          20,820
----------------------------------------------------------------------------------------------------------------------------
       15,000   FL HFA (Brittany of Rosemont)                         6.050     07/01/2015      01/01/2008 A          15,051


                  33 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$     100,000   FL HFA (Chapel Trace Apartments)                      5.000%    08/01/2030      11/27/2028 C    $     99,119
----------------------------------------------------------------------------------------------------------------------------
       35,000   FL HFA (Driftwood Terrace)                            7.650     12/20/2031      12/20/2007 A          36,110
----------------------------------------------------------------------------------------------------------------------------
      130,000   FL HFA (Glen Oaks Apartments)                         5.800     08/01/2017      08/01/2009 A         132,516
----------------------------------------------------------------------------------------------------------------------------
       20,000   FL HFA (Grand Court Apartments)                       5.300     08/15/2031      02/15/2012 A          20,166
----------------------------------------------------------------------------------------------------------------------------
       20,000   FL HFA (Holly Cove Apartments)                        6.050     10/01/2015      10/01/2007 A          20,019
----------------------------------------------------------------------------------------------------------------------------
       40,000   FL HFA (Holly Cove Apartments)                        6.250     10/01/2035      10/01/2007 A          40,030
----------------------------------------------------------------------------------------------------------------------------
       35,000   FL HFA (Homeowner Mtg.)                               5.900     07/01/2029      07/01/2009 A          35,590
----------------------------------------------------------------------------------------------------------------------------
       50,000   FL HFA (Hsg. Partners of Gainesville)                 5.600     07/01/2027      07/01/2008 A          50,357
----------------------------------------------------------------------------------------------------------------------------
       60,000   FL HFA (Landings at Sea Forest)                       5.850     12/01/2018      12/01/2008 A          60,640
----------------------------------------------------------------------------------------------------------------------------
       35,000   FL HFA (Landings at Sea Forest)                       6.050     12/01/2036      12/01/2007 A          35,322
----------------------------------------------------------------------------------------------------------------------------
       25,000   FL HFA (Landings Boot Ranch)                          5.875     11/01/2015      11/01/2007 A          25,186
----------------------------------------------------------------------------------------------------------------------------
      205,000   FL HFA (Landings Boot Ranch)                          6.100     11/01/2035      11/01/2007 A         208,288
----------------------------------------------------------------------------------------------------------------------------
       65,000   FL HFA (Mar Lago Village Associates)                  6.000     06/01/2039      12/01/2009 A          65,964
----------------------------------------------------------------------------------------------------------------------------
      190,000   FL HFA (Reserve at Kanpaha)                           5.500     07/01/2020      01/01/2008 A         194,347
----------------------------------------------------------------------------------------------------------------------------
       60,000   FL HFA (Reserve at North Shore)                       5.500     11/01/2020      05/01/2009 A          60,585
----------------------------------------------------------------------------------------------------------------------------
       25,000   FL HFA (Reserve at North Shore)                       5.600     11/01/2027      05/01/2009 A          25,163
----------------------------------------------------------------------------------------------------------------------------
       80,000   FL HFA (Riverfront Apartments)                        6.200     04/01/2027      10/01/2007 A          81,395
----------------------------------------------------------------------------------------------------------------------------
       70,000   FL HFA (Sarah's Place Apartments)                     5.250     05/01/2022      05/01/2010 A          70,629
----------------------------------------------------------------------------------------------------------------------------
       15,000   FL HFA (Sarah's Place Apartments)                     5.400     11/01/2032      05/01/2010 A          15,105
----------------------------------------------------------------------------------------------------------------------------
        5,000   FL HFA (Stoddert Arms Apartments)                     5.900     09/01/2010      09/01/2008 A           5,056
----------------------------------------------------------------------------------------------------------------------------
       75,000   FL HFA (Stoddert Arms Apartments)                     6.300     09/01/2036      09/01/2008 A          75,782
----------------------------------------------------------------------------------------------------------------------------
       65,000   FL HFA (Villas of Capri)                              6.100     04/01/2017      10/01/2007 A          65,707
----------------------------------------------------------------------------------------------------------------------------
       40,000   FL HFA (Wentworth Apartments)                         5.250     08/01/2029      02/01/2011 A          40,234
----------------------------------------------------------------------------------------------------------------------------
       70,000   FL HFA (Wentworth Apartments)                         5.300     05/01/2039      05/01/2011 A          70,280
----------------------------------------------------------------------------------------------------------------------------
       50,000   FL HFA (Wentworth Apartments)                         5.375     11/01/2029      05/01/2011 A          50,493
----------------------------------------------------------------------------------------------------------------------------
       30,000   FL HFA (Wentworth Apartments)                         5.400     04/01/2032      10/01/2007 A          30,167
----------------------------------------------------------------------------------------------------------------------------
       20,000   FL HFA (Wentworth Apartments)                         5.400     11/01/2034      05/01/2011 A          20,190
----------------------------------------------------------------------------------------------------------------------------
       50,000   FL HFA (Westlake Apartments)                          5.300     09/01/2031      03/01/2012 A          50,419
----------------------------------------------------------------------------------------------------------------------------
       75,000   FL HFA (Willow Lake Apartments)                       5.400     01/01/2032      01/01/2008 A          75,460
----------------------------------------------------------------------------------------------------------------------------
       25,000   FL HFA (Windchase Apartments)                         5.750     12/01/2017      06/01/2009 A          25,366
----------------------------------------------------------------------------------------------------------------------------
       95,000   FL HFA (Windchase Apartments)                         6.000     06/01/2039      06/01/2009 A          96,448
----------------------------------------------------------------------------------------------------------------------------
       15,000   FL HFA (Windchase Apartments)                         6.000     06/01/2039      06/01/2009 A          15,173
----------------------------------------------------------------------------------------------------------------------------
       75,000   FL HFA (Windchase Apartments), Series C               5.900     12/01/2027      06/01/2009 A          75,939
----------------------------------------------------------------------------------------------------------------------------
      195,000   FL HFA (Worthington Apartments)                       6.050     12/01/2025      12/01/2007 A         195,283
----------------------------------------------------------------------------------------------------------------------------
       15,000   FL HFA (Worthington Apartments)                       6.200     12/01/2035      12/01/2007 A          15,027
----------------------------------------------------------------------------------------------------------------------------
      175,000   FL HFA (Worthwhile Devel. Ltd./
                Riverfront Apartments)                                6.250     04/01/2037      10/01/2007 A         177,821
----------------------------------------------------------------------------------------------------------------------------
       40,000   FL HFA, Series 3                                      6.200     07/01/2016      01/01/2009 A          40,588
----------------------------------------------------------------------------------------------------------------------------
       25,000   FL HFA, Series 3                                      6.300     07/01/2024      01/01/2008 A          26,375
----------------------------------------------------------------------------------------------------------------------------
       25,000   FL HFA, Series A                                      6.400     06/01/2024      12/01/2007 A          25,530
----------------------------------------------------------------------------------------------------------------------------
    1,040,000   FL HFC 1                                              5.484 3   07/01/2030      01/01/2011 A         299,905


                  34 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$      20,000   FL HFC                                                5.900%    07/01/2021      07/01/2009 A    $     20,170
----------------------------------------------------------------------------------------------------------------------------
       10,000   FL HFC                                                5.950     01/01/2032      01/01/2010 A          10,194
----------------------------------------------------------------------------------------------------------------------------
       15,000   FL HFC (Andrews Place Apartments)                     5.000     11/01/2033      09/17/2031 C          14,816
----------------------------------------------------------------------------------------------------------------------------
       70,000   FL HFC (Ashton Lake Apartments)                       5.875     01/01/2041      01/01/2011 A          71,540
----------------------------------------------------------------------------------------------------------------------------
      430,000   FL HFC (Bernwood Trace Associates)                    5.832 3   12/01/2029      12/01/2011 A         116,762
----------------------------------------------------------------------------------------------------------------------------
       50,000   FL HFC (Deer Meadows Apartments)                      5.800     11/01/2019      11/01/2011 A          51,547
----------------------------------------------------------------------------------------------------------------------------
       20,000   FL HFC (Grande Court Apartments)                      5.375     02/15/2035      02/15/2012 A          20,212
----------------------------------------------------------------------------------------------------------------------------
       50,000   FL HFC (Grande Court Boggy Creek)                     5.000     09/01/2021      09/01/2012 A          50,400
----------------------------------------------------------------------------------------------------------------------------
       15,000   FL HFC (Hampton Court Apartments)                     5.600     03/01/2032      03/01/2009 A          15,174
----------------------------------------------------------------------------------------------------------------------------
       75,000   FL HFC (Homeowner Mtg.)                               5.350     01/01/2021      01/01/2008 B          75,549
----------------------------------------------------------------------------------------------------------------------------
       35,000   FL HFC (Homeowner Mtg.)                               5.500     07/01/2012      07/01/2009 A          35,450
----------------------------------------------------------------------------------------------------------------------------
      215,000   FL HFC (Homeowner Mtg.)                               5.580 3   01/01/2029      06/01/2009 A          66,383
----------------------------------------------------------------------------------------------------------------------------
       30,000   FL HFC (Homeowner Mtg.)                               5.750     07/01/2017      07/01/2009 A          30,233
----------------------------------------------------------------------------------------------------------------------------
    9,950,000   FL HFC (Homeowner Mtg.) 1                             5.750     01/01/2037      01/01/2016 A      10,707,494
----------------------------------------------------------------------------------------------------------------------------
      120,000   FL HFC (Logan Heights Apartments)                     5.850     10/01/2033      10/01/2011 A         122,898
----------------------------------------------------------------------------------------------------------------------------
      120,000   FL HFC (Logan Heights Apartments)                     6.000     10/01/2039      10/01/2009 A         126,060
----------------------------------------------------------------------------------------------------------------------------
       25,000   FL HFC (Marina Bay Apartments)                        5.750     08/01/2033      02/01/2011 A          25,434
----------------------------------------------------------------------------------------------------------------------------
       60,000   FL HFC (Noah's Landing Apartments)                    5.250     12/01/2034      12/01/2011 A          60,364
----------------------------------------------------------------------------------------------------------------------------
      125,000   FL HFC (Peacock Run Apartments)                       5.400     08/01/2042      08/01/2012 A         126,075
----------------------------------------------------------------------------------------------------------------------------
       50,000   FL HFC (Raceway Pointe Partners)                      5.750     09/01/2027      09/01/2011 A          51,418
----------------------------------------------------------------------------------------------------------------------------
    5,775,000   FL HFC (Raintree Apartments) 1                        6.050     03/01/2042      09/01/2010 A       6,062,306
----------------------------------------------------------------------------------------------------------------------------
      155,000   FL HFC (Riley Chase Apartments)                       6.000     10/01/2039      10/01/2009 A         160,027
----------------------------------------------------------------------------------------------------------------------------
       15,000   FL HFC (River Trace Senior Apartments)                5.700     07/01/2035      01/01/2011 A          15,223
----------------------------------------------------------------------------------------------------------------------------
       20,000   FL HFC (Seminole Ridge Apartments)                    6.000     10/01/2029      10/01/2009 A          20,722
----------------------------------------------------------------------------------------------------------------------------
      100,000   FL HFC (Spring Harbor Apartments)                     5.900     08/01/2039      08/01/2011 A         101,966
----------------------------------------------------------------------------------------------------------------------------
       20,000   FL HFC (Waterbridge Apartments)                       5.125     08/01/2027      02/01/2011 A          20,072
----------------------------------------------------------------------------------------------------------------------------
       45,000   FL HFC (Waverly Apartments)                           6.200     07/01/2035      07/01/2010 A          47,079
----------------------------------------------------------------------------------------------------------------------------
      295,000   FL HFC (Westwood Apartments)                          5.450     02/01/2041      02/01/2011 A         297,348
----------------------------------------------------------------------------------------------------------------------------
       35,000   FL HFC (Winterlakes Sanctuary), Series H-1            6.000     09/01/2032      09/01/2011 A          36,025
----------------------------------------------------------------------------------------------------------------------------
      180,000   FL HFC (Woodridge Apartments)                         5.850     10/01/2033      10/01/2011 A         184,216
----------------------------------------------------------------------------------------------------------------------------
       15,000   FL HFC (Woodridge Apartments)                         6.000     10/01/2039      10/01/2009 A          15,486
----------------------------------------------------------------------------------------------------------------------------
   14,025,000   FL Higher Educational Facilities Financing
                Authority (Jacksonville University) 5,7               5.500     07/01/2036      10/04/2007 D      14,025,000
----------------------------------------------------------------------------------------------------------------------------
       95,000   FL Ports Financing Commission                         5.125     06/01/2011      06/01/2009 A          96,999
----------------------------------------------------------------------------------------------------------------------------
      280,000   FL Ports Financing Commission                         5.375     06/01/2016      06/01/2009 A         285,732
----------------------------------------------------------------------------------------------------------------------------
      375,000   FL Ports Financing Commission                         5.500     10/01/2023      10/01/2009 A         385,553
----------------------------------------------------------------------------------------------------------------------------
       45,000   FL State Board of Education GO                        5.750     06/01/2022      06/01/2010 A          47,628
----------------------------------------------------------------------------------------------------------------------------
       25,000   FL State Division of Bond Finance
                (Dept. of Environmental Protection)                   5.375     07/01/2010      01/01/2008 A          25,036
----------------------------------------------------------------------------------------------------------------------------
      710,000   Greater Orlando, FL Aviation Authority                5.125     10/01/2028      10/01/2010 A         716,788


                  35 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$      20,000   Greater Orlando, FL Aviation Authority                5.250%    10/01/2032      10/01/2012 A    $     20,334
----------------------------------------------------------------------------------------------------------------------------
      355,000   Gulf Breeze, FL GO                                    5.600     12/01/2015      12/01/2007 A         356,193
----------------------------------------------------------------------------------------------------------------------------
      105,000   Halifax, FL Hospital Medical Center                   5.200     04/01/2018      04/01/2009 A         105,642
----------------------------------------------------------------------------------------------------------------------------
        5,000   Highlands County, FL Health Facilities
                Authority (AHS-GA/AHS-Sunbelt/CV/OCC/
                Fletcher/FH-Waterman Obligated Group)                 5.250     11/15/2020      11/15/2008 A           5,145
----------------------------------------------------------------------------------------------------------------------------
    3,270,000   Highlands, FL Community Devel. District               5.000     05/01/2011      05/01/2008 C       3,173,241
----------------------------------------------------------------------------------------------------------------------------
    2,000,000   Hillsborough County, FL IDA
                (National Gypsum Company)                             7.125     04/01/2030      10/01/2010 A       2,100,280
----------------------------------------------------------------------------------------------------------------------------
    1,000,000   Hillsborough County, FL IDA
                (University Community Hospital) 1                     5.625     08/15/2023      08/15/2010 A       1,015,840
----------------------------------------------------------------------------------------------------------------------------
      150,000   Hillsborough County, FL Port District
                (Tampa Port Authority)                                5.000     06/01/2023      06/01/2009 A         150,971
----------------------------------------------------------------------------------------------------------------------------
       30,000   Indian River County, FL Hospital District
                (IRMH/IRHS/HSIR Obligated Group)                      5.700     10/01/2015      10/01/2007 A          30,344
----------------------------------------------------------------------------------------------------------------------------
    1,000,000   Jacksonville, FL EDC
                (Met Packaging Solutions)                             5.500     10/01/2030      10/01/2015 A       1,012,580
----------------------------------------------------------------------------------------------------------------------------
    5,555,000   Jacksonville, FL EDC
                (Met Packaging Solutions) 1                           5.875     06/01/2025      06/01/2016 A       5,855,303
----------------------------------------------------------------------------------------------------------------------------
    2,910,000   Jacksonville, FL EDC
                (Met Packaging Solutions)                             5.875     06/01/2031      06/01/2016 A       3,030,038
----------------------------------------------------------------------------------------------------------------------------
       10,000   Jacksonville, FL Excise Taxes                         5.000     10/01/2016      10/01/2007 A          10,011
----------------------------------------------------------------------------------------------------------------------------
       10,000   Jacksonville, FL Hsg. (Windermere Manor)              5.875     03/20/2028      03/20/2008 A          10,097
----------------------------------------------------------------------------------------------------------------------------
       70,000   Jacksonville, FL Port Authority                       5.625     11/01/2026      11/01/2010 A          72,850
----------------------------------------------------------------------------------------------------------------------------
        5,000   Jacksonville, FL Sales Tax
                (River City Renaissance)                              5.125     10/01/2018      10/01/2007 A           5,005
----------------------------------------------------------------------------------------------------------------------------
      990,000   Jacksonville, FL Water & Sewage
                (United Waterworks) 1                                 6.350     08/01/2025      02/01/2008 A         991,881
----------------------------------------------------------------------------------------------------------------------------
       50,000   Lakeland, FL Hospital System
                (Lakeland Regional Medical Center)                    5.250     11/15/2016      11/15/2007 A          50,629
----------------------------------------------------------------------------------------------------------------------------
       40,000   Lakeland, FL Hospital System
                (Lakeland Regional Medical Center)                    5.250     11/15/2025      11/15/2007 A          40,587
----------------------------------------------------------------------------------------------------------------------------
       25,000   Lakeland, FL Light & Water                            5.750     10/01/2019      10/01/2007 A          27,498
----------------------------------------------------------------------------------------------------------------------------
       65,000   Lee County, FL Airport                                6.000     10/01/2029      10/01/2010 A          68,990
----------------------------------------------------------------------------------------------------------------------------
       30,000   Lee County, FL COP (Master Lease)                     5.125     10/01/2012      10/01/2007 A          30,036
----------------------------------------------------------------------------------------------------------------------------
      390,000   Lee County, FL HFA (Single Family Mtg.)               6.450     03/01/2031      03/01/2017 B         399,064
----------------------------------------------------------------------------------------------------------------------------
      570,000   Lee County, FL HFA (Single Family Mtg.)               7.100     03/01/2034      09/01/2008 B         587,630
----------------------------------------------------------------------------------------------------------------------------
       15,000   Lee County, FL Passenger Facility Charge              5.000     10/01/2011      10/01/2007 A          15,012
----------------------------------------------------------------------------------------------------------------------------
       50,000   Lee County, FL Passenger Facility Charge              5.000     10/01/2013      10/01/2007 A          50,041
----------------------------------------------------------------------------------------------------------------------------
      450,000   Lee County, FL Passenger Facility Charge              5.000     10/01/2018      10/01/2007 A         450,212
----------------------------------------------------------------------------------------------------------------------------
   24,000,000   Leesburg, FL Hospital (LRMC/LRMCHHS/
                TVTCMC Obligated Group) 7                             6.000     07/01/2036      10/04/2007 D      24,000,000
----------------------------------------------------------------------------------------------------------------------------
       90,000   Macclenny, FL Capital Improvement                     5.500     01/01/2026      01/01/2008 A          90,365


                  36 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$   1,815,000   Manatee County, FL HFA (Single Family Mtg.)           5.400%    03/01/2035      08/15/2008 B    $  1,878,089
----------------------------------------------------------------------------------------------------------------------------
       25,000   Manatee County, FL HFA (Single Family Mtg.)           5.500     03/01/2035      09/01/2013 A          25,623
----------------------------------------------------------------------------------------------------------------------------
        5,000   Manatee County, FL HFA, Series A                      9.125     06/01/2016      12/01/2007 A           5,017
----------------------------------------------------------------------------------------------------------------------------
        5,000   Manatee County, FL Port Authority                     5.250     10/01/2009      10/01/2007 A           5,005
----------------------------------------------------------------------------------------------------------------------------
       25,000   Manatee County, FL Port Authority                     5.400     10/01/2013      10/01/2007 A          25,025
----------------------------------------------------------------------------------------------------------------------------
       60,000   Martin County, FL Health Facilities
                (Martin Memorial Medical Center)                      5.375     11/15/2024      11/15/2007 A          61,323
----------------------------------------------------------------------------------------------------------------------------
   10,125,000   Martin County, FL IDA
                (Indiantown Cogeneration)                             7.875     12/15/2025      12/15/2007 A      10,226,453
----------------------------------------------------------------------------------------------------------------------------
       65,000   Miami, FL Community Redevel.
                (Southeast Overtown/Park West)                        8.500     10/01/2015      10/01/2007 A          65,213
----------------------------------------------------------------------------------------------------------------------------
       30,000   Miami-Dade County, FL Aviation                        5.000     10/01/2023      01/01/2010 A          30,300
----------------------------------------------------------------------------------------------------------------------------
      640,000   Miami-Dade County, FL Aviation                        5.000     10/01/2024      10/01/2010 A         645,683
----------------------------------------------------------------------------------------------------------------------------
       25,000   Miami-Dade County, FL Aviation                        5.250     10/01/2015      10/01/2008 A          25,614
----------------------------------------------------------------------------------------------------------------------------
       50,000   Miami-Dade County, FL Aviation                        5.250     10/01/2017      10/01/2008 A          50,990
----------------------------------------------------------------------------------------------------------------------------
      200,000   Miami-Dade County, FL Aviation                        5.375     10/01/2032      10/01/2012 A         205,038
----------------------------------------------------------------------------------------------------------------------------
       15,000   Miami-Dade County, FL Aviation
                (Miami International Airport)                         5.250     10/01/2022      10/01/2012 A          15,438
----------------------------------------------------------------------------------------------------------------------------
       15,000   Miami-Dade County, FL HFA
                (Country Club Villas Apartments)                      6.000     10/01/2015      04/01/2011 A          15,530
----------------------------------------------------------------------------------------------------------------------------
       20,000   Miami-Dade County, FL HFA
                (Country Club Villas Apartments)                      6.100     10/01/2029      04/01/2011 A          20,561
----------------------------------------------------------------------------------------------------------------------------
    1,440,000   Miami-Dade County, FL HFA
                (Homeownership Mtg.)                                  5.450     10/01/2038      11/08/2013 B       1,409,414
----------------------------------------------------------------------------------------------------------------------------
       20,000   Miami-Dade County, FL Special
                Obligation, Series B                                  5.426 3   10/01/2031      04/01/2016 A           5,477
----------------------------------------------------------------------------------------------------------------------------
       20,000   Mount Dora, FL Water & Sewer                          5.000     10/01/2023      10/01/2008 A          20,418
----------------------------------------------------------------------------------------------------------------------------
       90,000   Naples, FL Hospital Revenue
                (Naples Community Hospital)                           5.500     10/01/2026      10/01/2007 A          91,004
----------------------------------------------------------------------------------------------------------------------------
       35,000   North Broward, FL Hospital District                   5.250     01/15/2017      01/15/2008 A          35,390
----------------------------------------------------------------------------------------------------------------------------
      165,000   North Broward, FL Hospital District                   5.375     01/15/2024      01/15/2008 A         166,841
----------------------------------------------------------------------------------------------------------------------------
      330,000   North Broward, FL Hospital District                   5.750     01/15/2027      01/15/2008 A         333,755
----------------------------------------------------------------------------------------------------------------------------
       30,000   North Palm Beach Heights, FL Water
                Control District, Series A                            6.500     10/01/2012      10/01/2007 A          30,070
----------------------------------------------------------------------------------------------------------------------------
       25,000   Oakland Park, FL Utilities System                     5.250     09/01/2014      03/01/2008 A          25,033
----------------------------------------------------------------------------------------------------------------------------
      375,000   Oakland, FL Charter School                            6.950     12/01/2015      05/01/2011 C         394,890
----------------------------------------------------------------------------------------------------------------------------
       40,000   Ocala, FL Capital Improvements COP                    5.375     10/01/2022      10/01/2007 A          40,052
----------------------------------------------------------------------------------------------------------------------------
        5,000   Oceanside, FL HDC
                (FHA Insured Mtg-Section 8)                           6.800     02/01/2011      02/01/2008 A           5,009
----------------------------------------------------------------------------------------------------------------------------
       20,000   Ocoee, FL Water & Sewer System                        5.375     10/01/2016      04/01/2008 A          20,228
----------------------------------------------------------------------------------------------------------------------------
       25,000   Okaloosa County, FL Airport                           5.500     10/01/2023      10/01/2013 A          25,557
----------------------------------------------------------------------------------------------------------------------------
    2,015,000   Okaloosa County, FL Airport                           6.000     10/01/2030      10/01/2013 A       2,091,489


                  37 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$      60,000   Orange County, FL HFA                                 5.150%    03/01/2022      09/01/2009 A    $    60,776
----------------------------------------------------------------------------------------------------------------------------
    1,800,000   Orange County, FL HFA                                 5.650     09/01/2034      12/01/2008 B       1,836,360
----------------------------------------------------------------------------------------------------------------------------
       15,000   Orange County, FL HFA                                 5.700     09/01/2026      09/01/2010 A          15,231
----------------------------------------------------------------------------------------------------------------------------
       20,000   Orange County, FL HFA                                 5.750     03/01/2030      09/02/2010 A          20,506
----------------------------------------------------------------------------------------------------------------------------
       20,000   Orange County, FL HFA                                 5.800     09/01/2017      09/01/2009 A          20,160
----------------------------------------------------------------------------------------------------------------------------
       30,000   Orange County, FL HFA (Homeowner)                     5.000     09/01/2017      03/28/2008 B          30,450
----------------------------------------------------------------------------------------------------------------------------
       25,000   Orange County, FL HFA (Homeowner)                     5.450     09/01/2022      03/01/2012 A          25,153
----------------------------------------------------------------------------------------------------------------------------
       40,000   Orange County, FL HFA (Loma Vista)                    5.400     09/01/2019      03/01/2011 A          40,763
----------------------------------------------------------------------------------------------------------------------------
      120,000   Orange County, FL HFA (Loma Vista)                    5.500     03/01/2032      03/01/2009 A         121,018
----------------------------------------------------------------------------------------------------------------------------
      620,000   Orange County, FL HFA (Seminole Pointe)               5.650     12/01/2017      06/01/2009 A         639,983
----------------------------------------------------------------------------------------------------------------------------
       30,000   Orange County, FL HFA (Single Family Mtg.)            5.875     03/01/2028      09/01/2009 A          30,260
----------------------------------------------------------------------------------------------------------------------------
       30,000   Orange County, FL HFA (Single Family Mtg.)            5.950     03/01/2028      03/01/2009 A          30,396
----------------------------------------------------------------------------------------------------------------------------
       10,000   Orange County, FL HFA (Single Family Mtg.)            6.200     10/01/2016      04/01/2008 A          10,063
----------------------------------------------------------------------------------------------------------------------------
        5,000   Orange County, FL HFA (Single Family Mtg.)            6.600     04/01/2028      04/01/2008 A           5,033
----------------------------------------------------------------------------------------------------------------------------
       50,000   Orlando, FL Capital Improvement                       5.000     10/01/2013      10/01/2007 A          50,054
----------------------------------------------------------------------------------------------------------------------------
       45,000   Pace, FL Property Finance Authority                   5.375     09/01/2020      03/01/2008 A          45,960
----------------------------------------------------------------------------------------------------------------------------
      120,000   Palm Beach County, FL Health Facilities
                Authority (ACTS Retirement/Life
                Communities)                                          5.125     11/15/2029      10/17/2029 C         117,811
----------------------------------------------------------------------------------------------------------------------------
       45,000   Palm Beach County, FL Health Facilities
                Authority (Jupiter Medical Center)                    5.250     08/01/2013      02/01/2008 A          45,052
----------------------------------------------------------------------------------------------------------------------------
      100,000   Palm Beach County, FL Health Facilities
                Authority (Jupiter Medical Center)                    5.250     08/01/2018      02/01/2008 A         100,114
----------------------------------------------------------------------------------------------------------------------------
       85,000   Palm Beach County, FL Health Facilities
                Authority (Jupiter Medical Center)                    5.250     08/01/2023      02/01/2008 A          85,094
----------------------------------------------------------------------------------------------------------------------------
       25,000   Palm Beach County, FL Health Facilities
                Authority (Life Care Retirement
                Communities)                                          5.500     10/01/2011      10/01/2007 A          25,272
----------------------------------------------------------------------------------------------------------------------------
       50,000   Palm Beach County, FL HFA
                (Chelsea Commons Apartments)                          5.600     12/01/2012      06/01/2008 A          50,045
----------------------------------------------------------------------------------------------------------------------------
       25,000   Palm Beach County, FL HFA
                (Chelsea Commons Apartments)                          5.800     12/01/2017      06/01/2008 A          25,301
----------------------------------------------------------------------------------------------------------------------------
       25,000   Palm Beach County, FL HFA
                (Chelsea Commons Apartments)                          5.850     12/01/2022      12/01/2007 A          25,013
----------------------------------------------------------------------------------------------------------------------------
       55,000   Palm Beach County, FL HFA
                (Golden Lake Hsg. Assoc.)                             6.100     08/01/2029      02/01/2008 A          55,191
----------------------------------------------------------------------------------------------------------------------------
      130,000   Palm Beach County, FL HFA
                (Pinnacle Palms Apartments)                           5.650     07/01/2031      06/01/2011 A         132,740
----------------------------------------------------------------------------------------------------------------------------
      315,000   Palm Beach County, FL HFA
                (Windsor Park Apartments)                             5.850     12/01/2033      06/01/2010 A         316,244
----------------------------------------------------------------------------------------------------------------------------
       35,000   Palm Beach County, FL Industrial Devel.
                (Regents Park Boca Raton)                             5.700     02/01/2024      02/01/2008 A          35,054
----------------------------------------------------------------------------------------------------------------------------
    1,200,000   Palm Glades, FL Community Devel. District             4.850     05/01/2011      05/01/2008 C       1,197,180


                  38 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$      15,000   Panama City-Bay County, FL
                Airport & Industrial District                         5.375%    10/01/2013      04/01/2008 A    $     15,017
----------------------------------------------------------------------------------------------------------------------------
      545,000   Pasco County, FL HFA (Pasco Woods)                    5.800     08/01/2029      02/01/2009 A         558,309
----------------------------------------------------------------------------------------------------------------------------
       25,000   Pasco County, FL Solid Waste Disposal
                & Res Rec                                             5.375     04/01/2012      10/01/2007 A          25,152
----------------------------------------------------------------------------------------------------------------------------
      490,000   Pasco County, FL Solid Waste Disposal
                & Res Rec                                             6.000     04/01/2011      10/01/2007 A         490,936
----------------------------------------------------------------------------------------------------------------------------
       45,000   Pasco County, FL Solid Waste Disposal
                & Res Rec                                             6.000     04/01/2011      10/01/2007 A          45,086
----------------------------------------------------------------------------------------------------------------------------
      475,000   Pinellas County, FL HFA                               5.500     03/01/2036      03/18/2008 B         490,761
----------------------------------------------------------------------------------------------------------------------------
    4,165,000   Pinellas County, FL HFA (Oaks of Clearwater)          6.375     06/01/2019      11/09/2013 B       4,475,959
----------------------------------------------------------------------------------------------------------------------------
       10,000   Pinellas County, FL HFA (Single Family Hsg.)          5.200     09/01/2021      03/01/2010 A          10,075
----------------------------------------------------------------------------------------------------------------------------
       35,000   Pinellas County, FL HFA (Single Family Hsg.)          5.300     09/01/2030      09/15/2008 B          35,170
----------------------------------------------------------------------------------------------------------------------------
      290,000   Pinellas County, FL HFA (Single Family Hsg.)          5.450     09/01/2034      03/01/2008 B         298,480
----------------------------------------------------------------------------------------------------------------------------
       30,000   Pinellas County, FL HFA (Single Family Hsg.)          5.550     03/01/2032      09/01/2010 A          30,219
----------------------------------------------------------------------------------------------------------------------------
       75,000   Pinellas County, FL HFA (Single Family Hsg.)          5.600     09/01/2025      03/01/2008 B          76,656
----------------------------------------------------------------------------------------------------------------------------
        5,000   Pinellas County, FL HFA (Single Family Hsg.)          6.000     09/01/2018      09/01/2009 A           5,040
----------------------------------------------------------------------------------------------------------------------------
       20,000   Pinellas County, FL HFA (Single Family Mtg.)          5.450     09/01/2029      09/01/2009 A          20,131
----------------------------------------------------------------------------------------------------------------------------
    4,250,000   Pinellas County, FL HFA (Single Family Mtg.)          5.500     09/01/2047      10/23/2012 B       4,536,875
----------------------------------------------------------------------------------------------------------------------------
       10,000   Pinellas County, FL HFA (Single Family Mtg.)          5.800     03/01/2029      09/01/2009 A          10,109
----------------------------------------------------------------------------------------------------------------------------
       15,000   Pinellas County, FL HFA, Series B                     6.200     09/01/2034      09/01/2012 A          15,321
----------------------------------------------------------------------------------------------------------------------------
       80,000   Port Everglades, FL Authority, Series A               5.000     09/01/2016      03/01/2008 A          80,154
----------------------------------------------------------------------------------------------------------------------------
      140,000   Port Palm Beach, FL District                          5.400     09/01/2018      03/01/2008 A         140,091
----------------------------------------------------------------------------------------------------------------------------
       25,000   Port Palm Beach, FL District                          5.500     09/01/2014      03/01/2008 A          25,018
----------------------------------------------------------------------------------------------------------------------------
       70,000   Port Palm Beach, FL District                          5.500     09/01/2024      09/01/2009 A          72,316
----------------------------------------------------------------------------------------------------------------------------
      115,000   Riverwood, FL Community Devel. District
                (Sewer System)                                        7.750     10/01/2014      10/01/2007 A         115,474
----------------------------------------------------------------------------------------------------------------------------
    2,835,000   Riverwood, FL Community Devel. District,
                Series A                                              8.500     05/01/2014      11/01/2007 A       2,889,857
----------------------------------------------------------------------------------------------------------------------------
      285,000   Santa Rosa Bay, FL Bridge Authority                   6.250     07/01/2028      01/01/2008 A         287,189
----------------------------------------------------------------------------------------------------------------------------
       50,000   Sarasota County, FL Public Hospital Board
                (Sarasota Memorial Hospital)                          5.375     10/01/2020      10/01/2007 A          50,812
----------------------------------------------------------------------------------------------------------------------------
      250,000   Seminole County, FL GO                                5.125     04/01/2012      04/01/2008 A         250,300
----------------------------------------------------------------------------------------------------------------------------
       50,000   St. Petersburg Beach, FL GO                           5.250     10/01/2013      10/01/2007 A          50,066
----------------------------------------------------------------------------------------------------------------------------
       35,000   Tallahassee, FL Health Facilities
                (Tallahassee Memorial Medical Center)                 6.000     12/01/2015      12/01/2007 A          35,061
----------------------------------------------------------------------------------------------------------------------------
       10,000   Tampa, FL Solid Waste
                (McKay Bay Refuse-to-Energy)                          5.250     10/01/2014      10/01/2010 A          10,353
----------------------------------------------------------------------------------------------------------------------------
      105,000   Tampa, FL Solid Waste (McKay Bay
                Refuse-to-Energy)                                     5.250     10/01/2016      10/01/2010 A         108,704
----------------------------------------------------------------------------------------------------------------------------
    1,555,000   Village, FL Community Devel. District                 7.625     05/01/2017      05/01/2008 A       1,584,872
----------------------------------------------------------------------------------------------------------------------------
       60,000   Volusia County, FL Educational Facility
                Authority (Stetson University)                        5.500     06/01/2022      12/01/2007 A          60,685


                  39 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$     280,000   Volusia County, FL Health Facilities Authority
                (John Knox Village of Florida)                        6.000%    06/01/2017      12/01/2007 A    $    283,198
----------------------------------------------------------------------------------------------------------------------------
       10,000   Volusia County, FL HFA
                (Spring Arbor Apartments)                             5.200     08/01/2023      02/01/2010 A          10,152
----------------------------------------------------------------------------------------------------------------------------
    1,000,000   Waterford Estates, FL Community Devel.
                District Special Assessment                           5.125     05/01/2013      05/15/2009 C         957,750
----------------------------------------------------------------------------------------------------------------------------
    1,235,000   Watergrass, FL Community Devel. District
                Special Assessment                                    4.875     11/01/2010      11/01/2010         1,198,790
                                                                                                                ------------
                                                                                                                 174,295,335
----------------------------------------------------------------------------------------------------------------------------
GEORGIA--1.4%
       95,000   Acworth, GA Hsg. Authority
                (Wingate Falls Apartments)                            6.125     03/01/2017      03/01/2008 A          97,137
----------------------------------------------------------------------------------------------------------------------------
      600,000   Albany-Dougherty, GA Payroll Devel.
                Authority (Proctor & Gamble Company) 1                5.300     05/15/2026      05/15/2008 A         606,924
----------------------------------------------------------------------------------------------------------------------------
       20,000   Atlanta, GA Airport                                   5.625     01/01/2025      01/01/2010 A          20,743
----------------------------------------------------------------------------------------------------------------------------
      285,000   Atlanta, GA Airport                                   5.625     01/01/2030      01/01/2010 A         295,582
----------------------------------------------------------------------------------------------------------------------------
    2,045,000   Atlanta, GA Devel. Authority
                Student Hsg. (ADA/CAU Partners) 1                     6.000     07/01/2036      07/01/2016 A       2,141,892
----------------------------------------------------------------------------------------------------------------------------
      140,000   Atlanta, GA Devel. Authority
                Student Hsg. (ADA/CAU Partners)                       6.250     07/01/2036      07/01/2014 A         149,159
----------------------------------------------------------------------------------------------------------------------------
       40,000   Atlanta, GA GO 5                                      5.000     12/01/2016      12/01/2007 A          40,000
----------------------------------------------------------------------------------------------------------------------------
       20,000   Atlanta, GA Hsg. Authority
                (Village at Castleberry)                              5.300     02/20/2029      02/20/2011 A          20,156
----------------------------------------------------------------------------------------------------------------------------
       75,000   Atlanta, GA Hsg. Authority
                (Village at Castleberry)                              5.400     02/20/2039      02/20/2011 A          75,538
----------------------------------------------------------------------------------------------------------------------------
       25,000   Atlanta, GA Solid Waste Management
                Authority (Landfill Closure)                          5.000     12/01/2016      12/01/2007 A          25,028
----------------------------------------------------------------------------------------------------------------------------
       50,000   Atlanta, GA Solid Waste Management
                Authority (Landfill Closure)                          5.250     12/01/2021      12/01/2007 A          50,043
----------------------------------------------------------------------------------------------------------------------------
    1,000,000   Atlanta, GA Tax Allocation (Eastside)                 5.625     01/01/2016      03/27/2012 C         993,070
----------------------------------------------------------------------------------------------------------------------------
       60,000   Atlanta, GA Urban Residential Finance
                Authority (Fulton Cotton Mill)                        6.125     05/20/2027      11/20/2007 A          61,086
----------------------------------------------------------------------------------------------------------------------------
      195,000   Augusta, GA Hsg. Authority
                (Bon Air Apartments)                                  5.100     11/20/2045      02/27/2041 C         192,245
----------------------------------------------------------------------------------------------------------------------------
      210,000   Burke County, GA Devel. Authority
                (Georgia Power Company)                               5.000     10/01/2032      10/01/2032           209,994
----------------------------------------------------------------------------------------------------------------------------
      740,000   Burke County, GA Devel. Authority
                (Georgia Power Company)                               5.450     05/01/2034      11/01/2007 A         740,133
----------------------------------------------------------------------------------------------------------------------------
      840,000   Burke County, GA Devel. Authority
                (Georgia Power Company)                               5.450     05/01/2034      11/01/2007 A         840,806
----------------------------------------------------------------------------------------------------------------------------
      100,000   Chatham County, GA Hospital Authority
                (Memorial Medical Center-Savannah)                    5.250     01/01/2016      01/01/2008 A         101,833
----------------------------------------------------------------------------------------------------------------------------
      215,000   Chatham County, GA Hospital Authority
                (Memorial Medical Center-Savannah)                    5.500     01/01/2021      01/01/2008 A         219,171


                  40 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
GEORGIA Continued
$     275,000   Chatham County, GA Hospital Authority
                (Memorial Medical Center-Savannah)                    5.700%    01/01/2019      01/01/2008 A    $    280,918
----------------------------------------------------------------------------------------------------------------------------
       75,000   Chatham County, GA Hospital Authority
                (Memorial Medical Center-Savannah)                    6.125     01/01/2024      07/01/2011 A          78,632
----------------------------------------------------------------------------------------------------------------------------
       80,000   Clayton County, GA Hsg. Authority
                (Pointe Clear Apartments)                             5.750     07/01/2029      07/01/2009 A          81,011
----------------------------------------------------------------------------------------------------------------------------
       10,000   Cobb County, GA Hsg. Authority
                (Garrison Plantation)                                 5.750     07/01/2014      01/01/2008 A          10,015
----------------------------------------------------------------------------------------------------------------------------
       15,000   Colquitt County, GA Hospital Authority
                Anticipation Certificates                             5.500     03/01/2016      03/01/2008 A          15,120
----------------------------------------------------------------------------------------------------------------------------
       85,000   Dalton, GA Devel. Authority (Hamilton
                Health Care System/Hamilton Medical
                Center Obligated Group)                               5.250     08/15/2026      02/15/2009 A          86,398
----------------------------------------------------------------------------------------------------------------------------
    9,500,000   East Point, GA (Camp Creek), Series B 1               8.000     02/01/2026      08/01/2012 A      10,558,205
----------------------------------------------------------------------------------------------------------------------------
    3,000,000   Floyd County, GA Devel. Authority
                (Temple-Inland) 1                                     5.700     12/01/2015      12/01/2013 A       3,099,060
----------------------------------------------------------------------------------------------------------------------------
       45,000   Fulton County, GA Devel. Authority (CAU)              5.375     01/01/2020      01/01/2008 A          45,189
----------------------------------------------------------------------------------------------------------------------------
       20,000   Fulton County, GA Devel. Authority
                (Cauley Creek Water)                                  5.250     02/01/2021      02/01/2011 A          20,550
----------------------------------------------------------------------------------------------------------------------------
       30,000   Fulton County, GA Hospital Authority
                (Northside Hospital)                                  5.375     10/01/2012      10/01/2007 A          30,038
----------------------------------------------------------------------------------------------------------------------------
       20,000   GA HFA (Lake Vista Apartments)                        5.950     01/01/2027      01/01/2008 A          20,300
----------------------------------------------------------------------------------------------------------------------------
       15,000   GA HFA (Single Family Mtg.)                           5.100     12/01/2020      12/01/2010 A          15,351
----------------------------------------------------------------------------------------------------------------------------
       25,000   GA HFA (Single Family Mtg.)                           5.125     06/01/2019      06/01/2009 A          25,166
----------------------------------------------------------------------------------------------------------------------------
       15,000   GA HFA (Single Family Mtg.)                           5.300     12/01/2022      06/01/2011 A          15,196
----------------------------------------------------------------------------------------------------------------------------
      595,000   GA HFA (Single Family Mtg.)                           5.350     12/01/2022      12/01/2011 A         604,889
----------------------------------------------------------------------------------------------------------------------------
       60,000   GA HFA (Single Family Mtg.)                           5.500     12/01/2032      12/01/2011 A          60,854
----------------------------------------------------------------------------------------------------------------------------
       65,000   GA HFA (Single Family Mtg.)                           5.550     12/01/2026      06/01/2008 A          65,474
----------------------------------------------------------------------------------------------------------------------------
       10,000   GA Municipal Assoc.
                (Atlanta Detention Center)                            5.000     12/01/2023      12/01/2008 A          10,221
----------------------------------------------------------------------------------------------------------------------------
       55,000   GA Municipal Gas Authority
                (Warner Robins)                                       6.125     01/01/2026      01/01/2008 A          55,102
----------------------------------------------------------------------------------------------------------------------------
       40,000   GA Private Colleges & University Authority
                (Mercer University)                                   5.250     10/01/2013      10/01/2009 A          41,005
----------------------------------------------------------------------------------------------------------------------------
       85,000   GA Residential Finance Authority
                (Single Family Insured Mtg.)                          7.661 3   12/01/2016      10/10/2011 C          42,403
----------------------------------------------------------------------------------------------------------------------------
       60,000   George L. Smith II, GA World Congress
                Center Authority (Domed Stadium)                      5.500     07/01/2020      07/01/2011 A          62,447
----------------------------------------------------------------------------------------------------------------------------
       20,000   Hinesville, GA Leased Hsg. Corp.
                (Regency Park)                                        7.250     01/15/2011      01/15/2011            20,877
----------------------------------------------------------------------------------------------------------------------------
       60,000   Macon-Bibb County, GA Industrial Authority            6.000     05/01/2013      11/01/2007 A          60,093
----------------------------------------------------------------------------------------------------------------------------
       20,000   Macon-Bibb County, GA Industrial Authority            6.100     05/01/2018      11/01/2007 A          20,025
----------------------------------------------------------------------------------------------------------------------------
       15,000   Marietta, GA Devel. Authority (Life College)          5.800     09/01/2019      03/01/2008 A          15,026


                  41 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
GEORGIA Continued
$   1,000,000   McDuffie County, GA County Devel.
                Authority (Temple-Inland)                             6.950%    12/01/2023      09/02/2013 A    $  1,044,760
----------------------------------------------------------------------------------------------------------------------------
      925,000   Northwestern Gwinnett County, GA Facilities
                Corp. COP (Dept. of Motor Vehicle Safety)             5.000     06/15/2021      08/04/2015 B         933,344
----------------------------------------------------------------------------------------------------------------------------
       65,000   Richmond County, GA Devel. Authority
                (International Paper Company)                         5.400     02/01/2023      02/01/2023            65,064
----------------------------------------------------------------------------------------------------------------------------
       50,000   Richmond County, GA Devel. Authority
                (International Paper Company)                         5.800     12/01/2020      12/01/2009 A          50,693
----------------------------------------------------------------------------------------------------------------------------
      145,000   Richmond County, GA Devel. Authority
                (International Paper Company)                         6.250     02/01/2025      02/01/2011 A         150,801
----------------------------------------------------------------------------------------------------------------------------
      215,000   Richmond County, GA Water & Sewer                     5.250     10/01/2022      10/01/2007 A         217,404
----------------------------------------------------------------------------------------------------------------------------
       85,000   Richmond County, GA Water & Sewer                     5.250     10/01/2028      10/01/2007 A          85,938
----------------------------------------------------------------------------------------------------------------------------
       10,000   Rome, GA New Public Hsg. Authority                    5.750     11/01/2010      11/01/2007 A          10,567
----------------------------------------------------------------------------------------------------------------------------
      210,000   Savannah, GA EDA (University Financing
                Foundation)                                           6.750     11/15/2031      11/15/2010 A         222,695
----------------------------------------------------------------------------------------------------------------------------
      100,000   Savannah, GA Res Rec                                  5.000     08/01/2012      02/01/2008 A         100,110
----------------------------------------------------------------------------------------------------------------------------
      535,000   Vienna, GA Water & Sewer (Tyson Foods)                5.625     09/01/2012      09/01/2009 A         537,547
                                                                                                                ------------
                                                                                                                  25,739,028
----------------------------------------------------------------------------------------------------------------------------
HAWAII--1.4%
    6,770,000   HI Airports System 2                                  5.625     07/01/2018      07/01/2011 A       7,088,495
----------------------------------------------------------------------------------------------------------------------------
   14,000,000   HI Dept. of Budget & Finance Special
                Purpose (Hawaiian Electric Company) 2                 5.700     07/01/2020      07/01/2010 A      14,667,310
----------------------------------------------------------------------------------------------------------------------------
    2,245,000   HI Dept. of Budget & Finance Special
                Purpose (Hawaiian Electric Company) 1                 5.450     11/01/2023      11/01/2007 A       2,256,090
----------------------------------------------------------------------------------------------------------------------------
       75,000   HI Harbor System, Series A                            5.750     07/01/2029      07/01/2010 A          78,712
----------------------------------------------------------------------------------------------------------------------------
    1,015,000   HI HFDC (Single Family Mtg.)                          5.400     07/01/2030      07/01/2010 A       1,035,787
----------------------------------------------------------------------------------------------------------------------------
       90,000   HI HFDC (Single Family Mtg.)                          5.750     07/01/2030      07/01/2009 A          91,397
----------------------------------------------------------------------------------------------------------------------------
      350,000   Kuakini, HI Health System (Kuakini Health
                System/Kuakini Medical Center/Kuakini
                Geriatric Care Obligated Group)                       6.375     07/01/2032      07/01/2012 A         367,479
                                                                                                                ------------
                                                                                                                  25,585,270
----------------------------------------------------------------------------------------------------------------------------
IDAHO--0.2%
      210,000   Boise City, ID COP 1                                  5.600     09/01/2030      03/01/2008 A         215,048
----------------------------------------------------------------------------------------------------------------------------
       50,000   ID Health Facilities Authority (Idaho Elks
                Rehabilitation Hospital)                              5.000     07/15/2008      07/15/2008            50,311
----------------------------------------------------------------------------------------------------------------------------
       85,000   ID Hsg. & Finance Assoc. (Single Family Mtg.)         5.250     07/01/2011      01/01/2010 A          85,949
----------------------------------------------------------------------------------------------------------------------------
      145,000   ID Hsg. & Finance Assoc. (Single Family Mtg.)         5.300     07/01/2027      01/01/2016 A         147,951
----------------------------------------------------------------------------------------------------------------------------
       10,000   ID Hsg. & Finance Assoc. (Single Family Mtg.)         5.400     07/01/2018      05/01/2008 B          10,127
----------------------------------------------------------------------------------------------------------------------------
       20,000   ID Hsg. & Finance Assoc. (Single Family Mtg.)         5.400     07/01/2020      01/15/2008 B          20,250
----------------------------------------------------------------------------------------------------------------------------
      230,000   ID Hsg. & Finance Assoc. (Single Family Mtg.)         5.550     07/01/2016      07/01/2008 A         234,556
----------------------------------------------------------------------------------------------------------------------------
       30,000   ID Hsg. & Finance Assoc. (Single Family Mtg.)         5.600     07/01/2021      01/01/2012 A          30,569
----------------------------------------------------------------------------------------------------------------------------
      345,000   ID Hsg. & Finance Assoc. (Single Family Mtg.)         5.625     07/01/2015      07/01/2009 A         352,207


                  42 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
IDAHO Continued
$      15,000   ID Hsg. & Finance Assoc. (Single Family Mtg.)         5.750%    07/01/2016      07/01/2009 A    $     15,117
----------------------------------------------------------------------------------------------------------------------------
       45,000   ID Hsg. & Finance Assoc. (Single Family Mtg.)         6.000     07/01/2029      07/01/2009 A          45,844
----------------------------------------------------------------------------------------------------------------------------
       10,000   ID Hsg. & Finance Assoc. (Single Family Mtg.)         6.050     01/01/2026      01/01/2009 A          10,135
----------------------------------------------------------------------------------------------------------------------------
       10,000   ID Hsg. & Finance Assoc. (Single Family Mtg.)         6.350     07/01/2016      01/01/2008 A          10,101
----------------------------------------------------------------------------------------------------------------------------
        5,000   ID Hsg. & Finance Assoc. (Single Family Mtg.),
                Series F                                              6.050     07/01/2009      01/01/2008 B           5,093
----------------------------------------------------------------------------------------------------------------------------
       10,000   ID Hsg. & Finance Assoc. (Single Family Mtg.),
                Series H-2                                            6.200     07/01/2028      11/15/2007 B          10,056
----------------------------------------------------------------------------------------------------------------------------
      120,000   ID Hsg. Agency (Single Family Mtg.)                   6.450     07/01/2027      01/01/2008 A         122,562
----------------------------------------------------------------------------------------------------------------------------
       20,000   ID Hsg. Agency (Single Family Mtg.)                   6.700     07/01/2027      01/01/2008 A          20,496
----------------------------------------------------------------------------------------------------------------------------
       10,000   ID Hsg. Agency (Single Family Mtg.), Series A         6.125     07/01/2026      01/01/2008 C          10,212
----------------------------------------------------------------------------------------------------------------------------
      150,000   ID Water Resource Board
                (United Waterworks)                                   5.300     08/01/2027      02/01/2008 A         150,113
----------------------------------------------------------------------------------------------------------------------------
       25,000   Malad, ID Water                                       5.500     03/01/2014      03/01/2008 A          25,176
----------------------------------------------------------------------------------------------------------------------------
    2,395,000   Pocatello, ID Devel. Authority Revenue
                Allocation Tax Increment, Series A                    5.500     08/01/2017      02/08/2014 B       2,365,302
                                                                                                                ------------
                                                                                                                   3,937,175
----------------------------------------------------------------------------------------------------------------------------
ILLINOIS--8.3%
      850,000   Bedford Park, IL Tax                                  5.125     12/30/2018      01/11/2018 C         844,195
----------------------------------------------------------------------------------------------------------------------------
      680,000   Bryant, IL Pollution Control
                (Central Illinois Light Company)                      5.900     08/01/2023      02/01/2008 A         685,766
----------------------------------------------------------------------------------------------------------------------------
       25,000   Bryant, IL Pollution Control
                (Central Illinois Light Company)                      5.900     08/01/2023      02/01/2008 A          25,045
----------------------------------------------------------------------------------------------------------------------------
      715,000   Bryant, IL Pollution Control
                (Central Illinois Light Company)                      5.900     08/01/2023      02/01/2008 A         723,194
----------------------------------------------------------------------------------------------------------------------------
      125,000   Chatham Area, IL Public Library District              6.300     02/01/2010      02/01/2008 A         126,124
----------------------------------------------------------------------------------------------------------------------------
    6,000,000   Chicago, IL (Single Family Mtg.)                      5.350     06/01/2043      10/03/2016 B       6,331,680
----------------------------------------------------------------------------------------------------------------------------
    1,330,000   Chicago, IL (Single Family Mtg.)                      5.500     10/01/2020      04/01/2013 A       1,341,478
----------------------------------------------------------------------------------------------------------------------------
    6,850,000   Chicago, IL (Single Family Mtg.) 1                    5.500     06/01/2038      02/08/2019 B       7,313,677
----------------------------------------------------------------------------------------------------------------------------
    1,120,000   Chicago, IL (Single Family Mtg.)                      5.750     04/01/2035      10/01/2016 A       1,136,576
----------------------------------------------------------------------------------------------------------------------------
    5,920,000   Chicago, IL (Single Family Mtg.)                      5.750     12/01/2042      11/01/2016 B       6,474,408
----------------------------------------------------------------------------------------------------------------------------
      245,000   Chicago, IL (Single Family Mtg.)                      6.300     09/01/2029      09/01/2013 A         255,978
----------------------------------------------------------------------------------------------------------------------------
    3,970,000   Chicago, IL (Single Family Mtg.), Series A            5.700     12/01/2042      10/01/2016 B       4,338,218
----------------------------------------------------------------------------------------------------------------------------
       50,000   Chicago, IL Board of Education
                (Chicago School Reform)                               5.250     12/01/2030      12/01/2007 A          51,130
----------------------------------------------------------------------------------------------------------------------------
       25,000   Chicago, IL Metropolitan Hsg. Devel. Corp.            6.850     07/01/2022      01/01/2008 A          25,660
----------------------------------------------------------------------------------------------------------------------------
       65,000   Chicago, IL Midway Airport, Series A                  5.000     01/01/2028      01/01/2011 A          65,383
----------------------------------------------------------------------------------------------------------------------------
       55,000   Chicago, IL Midway Airport, Series A                  5.100     01/01/2031      01/01/2012 A          55,393
----------------------------------------------------------------------------------------------------------------------------
       50,000   Chicago, IL Midway Airport, Series A                  5.125     01/01/2026      01/01/2012 A          50,712
----------------------------------------------------------------------------------------------------------------------------
      910,000   Chicago, IL Midway Airport, Series A                  5.125     01/01/2031      01/01/2011 A         915,751
----------------------------------------------------------------------------------------------------------------------------
      335,000   Chicago, IL Midway Airport, Series A                  5.125     01/01/2035      01/01/2011 A         336,719
----------------------------------------------------------------------------------------------------------------------------
   12,950,000   Chicago, IL Midway Airport, Series A                  5.500     01/01/2029      01/01/2008 A      13,097,242


                  43 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
ILLINOIS Continued
$     565,000   Chicago, IL Midway Airport, Series B                  5.625%    01/01/2029      01/01/2008 A    $    571,260
----------------------------------------------------------------------------------------------------------------------------
      320,000   Chicago, IL Midway Airport, Series B                  5.750     01/01/2022      01/01/2008 A         323,590
----------------------------------------------------------------------------------------------------------------------------
       25,000   Chicago, IL Multifamily Hsg.
                (Archer Courts Apartments)                            5.500     12/20/2019      11/20/2011 A          25,681
----------------------------------------------------------------------------------------------------------------------------
       75,000   Chicago, IL Multifamily Hsg.
                (Hearts United Apartments)                            5.600     01/01/2041      01/01/2016 A          76,117
----------------------------------------------------------------------------------------------------------------------------
       25,000   Chicago, IL Multifamily Hsg.
                (St. Edmund's Village)                                6.125     09/20/2024      09/20/2010 A          25,862
----------------------------------------------------------------------------------------------------------------------------
    8,000,000   Chicago, IL O'Hare International Airport 2            5.750     01/01/2023      01/01/2014 A       8,557,560
----------------------------------------------------------------------------------------------------------------------------
       60,000   Chicago, IL O'Hare International Airport
                (General Airport)                                     5.250     01/01/2030      01/01/2014 A          61,310
----------------------------------------------------------------------------------------------------------------------------
       60,000   Chicago, IL O'Hare International Airport
                (General Airport)                                     5.250     01/01/2034      01/01/2014 A          61,115
----------------------------------------------------------------------------------------------------------------------------
       15,000   Chicago, IL O'Hare International Airport
                (General Airport)                                     5.500     01/01/2011      01/01/2008 A          15,313
----------------------------------------------------------------------------------------------------------------------------
        5,000   Chicago, IL O'Hare International Airport
                (General Airport), Series A                           5.250     01/01/2023      01/01/2012 A           5,148
----------------------------------------------------------------------------------------------------------------------------
      715,000   Chicago, IL O'Hare International Airport
                (General Airport), Series A                           5.375     01/01/2032      01/01/2012 A         726,068
----------------------------------------------------------------------------------------------------------------------------
      205,000   Chicago, IL O'Hare International Airport
                (General Airport), Series A                           5.500     01/01/2016      01/01/2008 A         208,206
----------------------------------------------------------------------------------------------------------------------------
       30,000   Chicago, IL O'Hare International Airport
                (Passenger Facility Charge)                           5.100     01/01/2026      01/01/2012 A          30,398
----------------------------------------------------------------------------------------------------------------------------
      185,000   Chicago, IL O'Hare International Airport
                (Passenger Facility Charge)                           5.250     01/01/2032      01/01/2012 A         187,518
----------------------------------------------------------------------------------------------------------------------------
       15,000   Chicago, IL O'Hare International Airport
                (Passenger Facility Charge)                           5.350     01/01/2026      01/01/2012 A          15,366
----------------------------------------------------------------------------------------------------------------------------
       40,000   Chicago, IL O'Hare International Airport
                (Passenger Facility Charge)                           5.375     01/01/2032      01/01/2012 A          40,838
----------------------------------------------------------------------------------------------------------------------------
    4,030,000   Chicago, IL O'Hare International Airport
                (Passenger Facility Charge) 1                         5.600     01/01/2010      01/01/2008 A       4,049,183
----------------------------------------------------------------------------------------------------------------------------
    1,000,000   Chicago, IL O'Hare International Airport
                (Passenger Facility Charge) 1                         5.625     01/01/2012      01/01/2008 A       1,004,820
----------------------------------------------------------------------------------------------------------------------------
       85,000   Chicago, IL O'Hare International Airport
                (Passenger Facility Charge)                           5.625     01/01/2015      01/01/2008 A          85,410
----------------------------------------------------------------------------------------------------------------------------
       65,000   Greenville, IL Educational Facilities Authority
                (Greenville College)                                  6.000     12/01/2009      12/01/2007 A          65,074
----------------------------------------------------------------------------------------------------------------------------
   12,280,000   Hodgkins, IL Environmental Improvement
                (Metropolitan Biosolids Management) 1                 6.000     11/01/2015      11/01/2008 A      12,543,283
----------------------------------------------------------------------------------------------------------------------------
       25,000   IL Devel. Finance Authority
                (Community Rehabilitation Providers)                  5.700     07/01/2019      07/01/2008 A          25,391
----------------------------------------------------------------------------------------------------------------------------
       20,000   IL Devel. Finance Authority
                (Community Rehabilitation Providers)                  6.050     07/01/2019      01/01/2008 A          20,255


                  44 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
ILLINOIS Continued
$   2,540,000   IL Devel. Finance Authority (Olin Corp.)              6.750%    03/01/2016      04/01/2013 A    $  2,673,604
----------------------------------------------------------------------------------------------------------------------------
       15,000   IL Devel. Finance Authority (Watseka)                 5.750     01/01/2016      01/01/2008 A          15,026
----------------------------------------------------------------------------------------------------------------------------
      225,000   IL Devel. Finance Authority Gas Supply
                (North Shore Gas Company)                             5.000     12/01/2028      12/01/2007 A         225,068
----------------------------------------------------------------------------------------------------------------------------
      340,000   IL Devel. Finance Authority Pollution Control
                (Central Illinois Public Service Company)             5.700     08/15/2026      02/15/2008 A         340,377
----------------------------------------------------------------------------------------------------------------------------
   14,000,000   IL Devel. Finance Authority Pollution Control
                (Central Illinois Public Service Company) 1           5.950     08/15/2026      12/01/2007 A      14,040,180
----------------------------------------------------------------------------------------------------------------------------
      335,000   IL Devel. Finance Authority Pollution Control
                (Illinois Power Company)                              5.400     03/01/2028      03/01/2008 A         335,389
----------------------------------------------------------------------------------------------------------------------------
      905,000   IL Devel. Finance Authority Pollution Control
                (Illinois Power Company) 1                            5.700     02/01/2024      02/01/2008 A         916,774
----------------------------------------------------------------------------------------------------------------------------
      240,000   IL Devel. Finance Authority Water Facilities
                (Illinois-American Water Company)                     5.150     08/01/2023      02/01/2008 A         240,086
----------------------------------------------------------------------------------------------------------------------------
      180,000   IL Devel. Finance Authority Water Facilities
                (Northern Illinois Water Company)                     5.000     02/01/2028      02/01/2008 A         180,023
----------------------------------------------------------------------------------------------------------------------------
      285,000   IL Devel. Finance Authority Water Facilities
                (Northern Illinois Water Company)                     5.500     12/01/2026      12/01/2007 A         285,294
----------------------------------------------------------------------------------------------------------------------------
       50,000   IL Educational Facilities Authority
                (Robert Morris College)                               5.375     06/01/2015      12/01/2007 A          50,149
----------------------------------------------------------------------------------------------------------------------------
      620,000   IL Finance Authority (Beacon Hill)                    5.000     02/15/2012      02/15/2012           616,119
----------------------------------------------------------------------------------------------------------------------------
      385,000   IL Finance Authority (Beacon Hill)                    5.250     02/15/2014      02/15/2014           385,062
----------------------------------------------------------------------------------------------------------------------------
    2,280,000   IL GO                                                 5.250     12/01/2020      12/01/2007 A       2,286,293
----------------------------------------------------------------------------------------------------------------------------
       20,000   IL Health Facilities Authority
                (Advocate Health)                                     5.875     08/15/2022      02/15/2008 A          20,425
----------------------------------------------------------------------------------------------------------------------------
       25,000   IL Health Facilities Authority
                (Holy Family Medical Center)                          5.125     08/15/2017      08/15/2008 A          25,266
----------------------------------------------------------------------------------------------------------------------------
    8,575,000   IL Health Facilities Authority
                (OSF Healthcare System) 7                             6.250     11/15/2031      10/11/2007 D       8,575,000
----------------------------------------------------------------------------------------------------------------------------
       50,000   IL Health Facilities Authority
                (Sarah Bush Lincoln Health Center)                    6.000     02/15/2026      08/15/2008 A          50,378
----------------------------------------------------------------------------------------------------------------------------
       25,000   IL Health Facilities Authority
                (Sherman Health System)                               5.250     08/01/2027      02/01/2008 A          25,595
----------------------------------------------------------------------------------------------------------------------------
       85,000   IL Health Facilities Authority
                (West Suburban Hospital Medical Center)               5.750     07/01/2020      07/01/2009 A          89,021
----------------------------------------------------------------------------------------------------------------------------
       50,000   IL Hsg. Devel. Authority (Homeowner Mtg.)             5.400     08/01/2016      08/01/2009 A          50,967
----------------------------------------------------------------------------------------------------------------------------
      210,000   IL Hsg. Devel. Authority (Homeowner Mtg.)             5.500     08/01/2026      03/15/2009 B         214,895
----------------------------------------------------------------------------------------------------------------------------
    1,105,000   IL Hsg. Devel. Authority (Homeowner Mtg.)             5.500     08/01/2028      05/01/2010 A       1,118,835
----------------------------------------------------------------------------------------------------------------------------
       25,000   IL Hsg. Devel. Authority (Homeowner Mtg.)             5.550     02/01/2009      08/01/2008 A          25,277
----------------------------------------------------------------------------------------------------------------------------
       95,000   IL Hsg. Devel. Authority (Homeowner Mtg.)             5.600     08/01/2027      02/01/2012 A          97,212
----------------------------------------------------------------------------------------------------------------------------
       15,000   IL Hsg. Devel. Authority (Homeowner Mtg.)             5.600     08/01/2032      08/01/2011 A          15,271
----------------------------------------------------------------------------------------------------------------------------
       10,000   IL Hsg. Devel. Authority (Homeowner Mtg.)             5.650     08/01/2031      07/01/2010 A          10,147


                  45 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
ILLINOIS Continued
$      20,000   IL Hsg. Devel. Authority
                (Multifamily Program), Series 3                       6.050%    09/01/2010      03/01/2008 A    $     20,310
----------------------------------------------------------------------------------------------------------------------------
       60,000   IL Hsg. Devel. Authority
                (Multifamily Program), Series 3                       6.200     09/01/2023      03/01/2008 A          60,565
----------------------------------------------------------------------------------------------------------------------------
        5,000   IL Hsg. Devel. Authority
                (Multifamily Program), Series 5                       6.650     09/01/2014      03/01/2008 A           5,006
----------------------------------------------------------------------------------------------------------------------------
        5,000   IL Hsg. Devel. Authority, Series A-2                  5.625     08/01/2033      02/01/2012 A           5,010
----------------------------------------------------------------------------------------------------------------------------
      200,000   IL Hsg. Devel. Authority, Series C-2                  5.250     08/01/2022      08/01/2012 A         203,272
----------------------------------------------------------------------------------------------------------------------------
       50,000   IL Metropolitan Pier & Exposition Authority           5.250     06/15/2012      12/15/2007 A          50,051
----------------------------------------------------------------------------------------------------------------------------
    8,400,000   IL Metropolitan Pier & Exposition Authority           5.375     06/01/2014      12/01/2007 A       8,494,836
----------------------------------------------------------------------------------------------------------------------------
      565,000   IL Metropolitan Pier & Exposition Authority           6.500     06/15/2027      12/15/2007 A         569,322
----------------------------------------------------------------------------------------------------------------------------
       15,000   IL Metropolitan Pier & Exposition Authority           6.500     06/15/2027      12/15/2007 A          15,028
----------------------------------------------------------------------------------------------------------------------------
       25,000   IL Sales Tax                                          5.000     06/15/2016      12/15/2007 A          25,152
----------------------------------------------------------------------------------------------------------------------------
    2,795,000   IL Sales Tax                                          5.250     06/15/2018      12/15/2007 A       2,804,783
----------------------------------------------------------------------------------------------------------------------------
       25,000   IL Sales Tax, Series U                                5.000     06/15/2012      06/15/2008 A          25,027
----------------------------------------------------------------------------------------------------------------------------
      530,000   Joliet, IL GO                                         6.250     01/01/2011      01/01/2008 A         530,345
----------------------------------------------------------------------------------------------------------------------------
       45,000   Lake County, IL HFC, Series A                         6.800     05/01/2023      11/01/2007 A          45,066
----------------------------------------------------------------------------------------------------------------------------
    4,510,000   Lombard, IL Public Facilities Corp.
                (Conference Center & Hotel)                           5.500     01/01/2020      01/01/2016 A       4,696,263
----------------------------------------------------------------------------------------------------------------------------
    4,260,000   Lombard, IL Public Facilities Corp.
                (Conference Center & Hotel)                           5.500     01/01/2025      01/01/2016 A       4,363,220
----------------------------------------------------------------------------------------------------------------------------
    6,000,000   Lombard, IL Public Facilities Corp.
                (Conference Center & Hotel)                           5.500     01/01/2030      01/01/2016 A       6,080,880
----------------------------------------------------------------------------------------------------------------------------
   19,335,000   Lombard, IL Public Facilities Corp.
                (Conference Center & Hotel) 1                         5.500     01/01/2036      01/01/2016 A      19,505,535
----------------------------------------------------------------------------------------------------------------------------
       45,000   Rockford, IL (Faust Landmark Apartments)              6.750     01/01/2018      01/01/2008 A          46,398
----------------------------------------------------------------------------------------------------------------------------
      150,000   Southwestern IL Devel. Authority
                (Illinois-American Water Company)                     5.000     02/01/2028      02/01/2008 A         150,020
----------------------------------------------------------------------------------------------------------------------------
      255,000   Southwestern IL Devel. Authority
                (Illinois-American Water Company)                     5.100     06/01/2029      06/01/2008 A         255,485
----------------------------------------------------------------------------------------------------------------------------
       20,000   Southwestern IL Devel. Authority
                (Meridian Village Assoc.)                             5.250     08/20/2023      08/20/2010 A          20,329
----------------------------------------------------------------------------------------------------------------------------
       50,000   Will-Kankakee, IL Regional Devel. Authority
                (Consumers Illinois Water Company)                    5.400     09/01/2030      09/01/2009 A          50,623
                                                                                                                ------------
                                                                                                                 153,849,354
----------------------------------------------------------------------------------------------------------------------------
INDIANA--0.2%
       30,000   Fort Wayne, IN Sewage Works                           5.000     08/01/2012      02/01/2008 A          30,033
----------------------------------------------------------------------------------------------------------------------------
       60,000   Frankfort, IN Middle Schools Building Corp.           5.500     07/10/2010      01/10/2008 A          60,689
----------------------------------------------------------------------------------------------------------------------------
      225,000   IN Devel. Finance Authority (USX Corp.) 1             6.150     07/15/2022      01/15/2008 A         229,788
----------------------------------------------------------------------------------------------------------------------------
      240,000   IN Devel. Finance Authority (USX Corp.) 1             6.250     07/15/2030      01/15/2008 A         245,126
----------------------------------------------------------------------------------------------------------------------------
       30,000   IN Health Facility Financing Authority
                (Community Hospital of Anderson)                      6.000     01/01/2014      01/01/2008 A          30,538


                  46 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
INDIANA Continued
$     570,000   IN Health Facility Financing Authority
                (Kings Daughters Hospital Assoc.) 1                   5.625%    08/15/2027      02/15/2008 A    $    577,302
----------------------------------------------------------------------------------------------------------------------------
       15,000   IN HFA                                                6.100     07/01/2022      01/01/2009 A          15,143
----------------------------------------------------------------------------------------------------------------------------
       30,000   IN HFA (Single Family Mtg.)                           5.250     07/01/2023      02/15/2008 B          30,414
----------------------------------------------------------------------------------------------------------------------------
       35,000   IN HFA (Single Family Mtg.)                           5.375     01/01/2023      01/01/2010 A          35,326
----------------------------------------------------------------------------------------------------------------------------
       10,000   IN HFA (Single Family Mtg.)                           5.600     07/01/2021      01/01/2011 A          10,211
----------------------------------------------------------------------------------------------------------------------------
       15,000   IN HFA (Single Family Mtg.)                           6.000     07/01/2019      01/01/2009 A          15,133
----------------------------------------------------------------------------------------------------------------------------
      490,000   IN Hsg. & Community Devel. Authority
                (Single Family Mtg.)                                  5.250     01/01/2037      03/15/2012 B         517,602
----------------------------------------------------------------------------------------------------------------------------
      255,000   IN Municipal Power Agency, Series A                   5.300     01/01/2023      01/01/2008 A         257,619
----------------------------------------------------------------------------------------------------------------------------
       60,000   Lake County, IN Redevel. Authority                    6.450     02/01/2011      02/01/2008 A          60,058
----------------------------------------------------------------------------------------------------------------------------
      840,000   Madison County, IN Hospital Authority
                (Community Hospital of Anderson) 1                    8.000     01/01/2014      01/01/2008 A         844,998
----------------------------------------------------------------------------------------------------------------------------
       40,000   New Albany, IN Hospital Facilities (Mercy
                Health System)                                        5.625     01/01/2027      10/01/2008 A          40,726
----------------------------------------------------------------------------------------------------------------------------
       25,000   Perry County, IN Redevel. Authority                   6.000     02/01/2012      02/01/2008 A          25,035
----------------------------------------------------------------------------------------------------------------------------
       20,000   South Bend, IN Redevel. Auth. (Morris
                Performing Arts)                                      5.100     02/01/2017      08/01/2008 A          20,012
----------------------------------------------------------------------------------------------------------------------------
       15,000   St. Joseph County, IN Educational Facilities
                (University of Notre Dame)                            5.000     03/01/2027      03/01/2008 A          15,032
                                                                                                                ------------
                                                                                                                   3,060,785
----------------------------------------------------------------------------------------------------------------------------
IOWA--2.3%
      100,000   Cedar Rapids, IA GO                                   5.000     06/01/2011      12/01/2007 A         100,112
----------------------------------------------------------------------------------------------------------------------------
       40,000   Council Bluffs, IA Pollution Control
                (Midwest Power Systems)                               5.950     05/01/2023      11/01/2007 A          40,461
----------------------------------------------------------------------------------------------------------------------------
       80,000   Des Moines, IA Area Community College                 5.500     06/01/2008      12/01/2007 A          80,250
----------------------------------------------------------------------------------------------------------------------------
       15,000   Des Moines, IA Aviation System, Series B              5.125     07/01/2018      07/01/2008 A          15,085
----------------------------------------------------------------------------------------------------------------------------
    5,130,000   IA Finance Authority (Single Family Mtg.) 1           5.500     07/01/2036      05/15/2012 B       5,440,006
----------------------------------------------------------------------------------------------------------------------------
       30,000   IA Finance Authority
                (Trinity Regional Hospital)                           5.500     07/01/2022      01/01/2008 A          30,642
----------------------------------------------------------------------------------------------------------------------------
      800,000   IA Finance Authority Retirement Community
                (Friendship Haven) 1                                  5.250     11/15/2014      11/26/2013 C         800,104
----------------------------------------------------------------------------------------------------------------------------
       75,000   IA Student Loan Liquidity Corp.                       6.125     12/01/2011      12/01/2007 A          75,133
----------------------------------------------------------------------------------------------------------------------------
   37,420,000   IA Tobacco Settlement Authority                       0.000 6   06/01/2034      06/01/2017 C      35,020,255
----------------------------------------------------------------------------------------------------------------------------
       20,000   Polk County, IA GO                                    5.000     06/01/2013      12/01/2007 A          20,022
----------------------------------------------------------------------------------------------------------------------------
      170,000   Poweshiek, IA Water Assoc.                            5.400     03/01/2024      03/01/2009 A         174,002
----------------------------------------------------------------------------------------------------------------------------
       30,000   Salix, IA Pollution Control
                (Northwestern Public Service Company)                 5.900     06/01/2023      12/01/2007 A          30,308
----------------------------------------------------------------------------------------------------------------------------
       15,000   University of Northern IA (Academic Building)         5.100     07/01/2009      01/01/2008 A          15,017
                                                                                                                ------------
                                                                                                                  41,841,397


                  47 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
KANSAS--5.4%
$      15,000   Kansas City, KS Mtg. Revenue                          7.000%    12/01/2011      12/01/2007 A    $     15,028
----------------------------------------------------------------------------------------------------------------------------
       65,000   KS Devel. Finance Authority Health Facilities
                (St. Lukes/Shawnee Mission Health System)             5.375     11/15/2026      11/15/2007 A          65,985
----------------------------------------------------------------------------------------------------------------------------
      115,000   La Cygne, KS Pollution Control
                (Kansas Gas & Electric Company)                       5.100     03/01/2023      03/01/2008 A         115,118
----------------------------------------------------------------------------------------------------------------------------
      700,000   Pittsburgh, KS Transportation Devel. District
                (N. Broadway-Pittsburgh Town Center)                  4.800     04/01/2027      08/18/2020 C         647,577
----------------------------------------------------------------------------------------------------------------------------
    9,840,000   Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.) 2                                5.250     12/01/2038      06/08/2016 B      10,328,802
----------------------------------------------------------------------------------------------------------------------------
    8,855,000   Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                  5.250     12/01/2038      08/15/2017 C       9,293,588
----------------------------------------------------------------------------------------------------------------------------
    2,865,000   Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                  5.300     12/01/2028      01/01/2014 B       3,005,242
----------------------------------------------------------------------------------------------------------------------------
      500,000   Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                  5.469 3   12/01/2029      06/01/2011 A         146,945
----------------------------------------------------------------------------------------------------------------------------
    3,455,000   Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                  5.500     12/01/2037      12/01/2015 A       3,625,573
----------------------------------------------------------------------------------------------------------------------------
    4,000,000   Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                  5.550     06/01/2037      06/01/2018 A       4,185,320
----------------------------------------------------------------------------------------------------------------------------
    8,295,000   Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                  5.550     06/01/2038      02/01/2016 B       8,895,226
----------------------------------------------------------------------------------------------------------------------------
    5,455,000   Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                  5.550     12/01/2038      01/27/2019 B       5,877,817
----------------------------------------------------------------------------------------------------------------------------
      930,000   Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                  5.650     12/01/2036      12/01/2014 A         976,751
----------------------------------------------------------------------------------------------------------------------------
    3,005,000   Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                  5.750     06/01/2036      06/01/2020 A       3,189,958
----------------------------------------------------------------------------------------------------------------------------
    1,955,000   Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                  5.750     12/01/2037      12/01/2019 A       2,115,721
----------------------------------------------------------------------------------------------------------------------------
    2,185,000   Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                  5.750     12/01/2037      12/01/2021 A       2,365,415
----------------------------------------------------------------------------------------------------------------------------
    2,825,000   Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                  5.800     12/01/2036      12/01/2016 A       3,104,393
----------------------------------------------------------------------------------------------------------------------------
   19,000,000   Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                  5.800     12/01/2038      07/15/2017 B      20,708,100
----------------------------------------------------------------------------------------------------------------------------
      120,000   Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                  5.850     06/01/2028      03/15/2011 B         123,542
----------------------------------------------------------------------------------------------------------------------------
    3,235,000   Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                  5.850     12/01/2034      12/01/2013 A       3,481,701
----------------------------------------------------------------------------------------------------------------------------
    1,980,000   Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                  5.850     06/01/2037      06/01/2018 A       2,145,904
----------------------------------------------------------------------------------------------------------------------------
    1,960,000   Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                  5.900     12/01/2034      12/01/2012 A       2,051,963
----------------------------------------------------------------------------------------------------------------------------
    3,240,000   Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                  5.900     12/01/2037      06/01/2017 A       3,524,537


                  48 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
KANSAS Continued
$   2,625,000   Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                  6.000%    12/01/2034      06/01/2013 A    $  2,773,943
----------------------------------------------------------------------------------------------------------------------------
    4,405,000   Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                  6.125     12/01/2033      06/01/2012 A       4,758,545
----------------------------------------------------------------------------------------------------------------------------
    1,225,000   Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                  6.450     12/01/2033      02/15/2009 B       1,316,471
----------------------------------------------------------------------------------------------------------------------------
      120,000   Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                  6.875     12/01/2026      07/01/2008 B         121,717
----------------------------------------------------------------------------------------------------------------------------
      275,000   Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                  6.950     06/01/2029      03/18/2008 C         288,195
----------------------------------------------------------------------------------------------------------------------------
      745,000   Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                  7.600     12/01/2031      12/01/2007 B         757,777
----------------------------------------------------------------------------------------------------------------------------
       15,000   Shawnee, KS Multifamily Hsg.
                (Thomasbrook Apartments)                              5.500     04/01/2024      10/01/2009 A          15,149
                                                                                                                ------------
                                                                                                                 100,022,003
----------------------------------------------------------------------------------------------------------------------------
KENTUCKY--0.1%
       55,000   Jefferson County, KY Health Facilities
                (JHHS/JHP/JHF Obligated Group)                        5.700     01/01/2021      01/01/2008 A          56,181
----------------------------------------------------------------------------------------------------------------------------
       25,000   Jefferson County, KY Health Facilities
                (University Medical Center)                           5.500     07/01/2017      01/01/2008 A          25,283
----------------------------------------------------------------------------------------------------------------------------
      120,000   Kenton County, KY Airport (Delta Airlines) 5,8,9      8.000     12/01/2015      12/01/2015             3,600
----------------------------------------------------------------------------------------------------------------------------
      100,000   Kenton County, KY Airport Board
                (Cincinnati/Northern Kentucky International)          5.750     03/01/2010      03/01/2008 A         100,755
----------------------------------------------------------------------------------------------------------------------------
       35,000   Kenton County, KY Airport Board (Cincinnati/
                Northern Kentucky International)                      5.750     03/01/2013      03/01/2008 A          35,264
----------------------------------------------------------------------------------------------------------------------------
       30,000   KY EDFA (St. Claire Medical Center)                   5.625     09/01/2021      03/01/2008 A          30,043
----------------------------------------------------------------------------------------------------------------------------
       35,000   KY Hsg. Corp.                                         5.300     07/01/2018      07/01/2008 A          35,833
----------------------------------------------------------------------------------------------------------------------------
       15,000   KY Hsg. Corp.                                         5.350     01/01/2021      07/01/2011 A          15,241
----------------------------------------------------------------------------------------------------------------------------
       15,000   KY Hsg. Corp.                                         5.450     07/01/2022      01/01/2012 A          15,308
----------------------------------------------------------------------------------------------------------------------------
       20,000   KY Hsg. Corp., Series C                               5.375     07/01/2027      01/01/2012 A          20,495
----------------------------------------------------------------------------------------------------------------------------
       70,000   KY Infrastructure Authority                           5.700     06/01/2013      12/01/2007 A          70,193
----------------------------------------------------------------------------------------------------------------------------
       30,000   Louisville & Jefferson County, KY
                Metropolitan Sewer District                           5.250     05/15/2027      05/15/2008 A          30,331
----------------------------------------------------------------------------------------------------------------------------
    1,285,000   Louisville & Jefferson County, KY Regional
                Airport Authority (AIRIS Louisville) 1                5.500     03/01/2019      03/01/2010 A       1,294,638
----------------------------------------------------------------------------------------------------------------------------
       15,000   Pike County, KY School District Finance Corp.         5.500     06/01/2016      12/01/2007 A          15,344
                                                                                                                ------------
                                                                                                                   1,748,509
----------------------------------------------------------------------------------------------------------------------------
LOUISIANA--3.5%
       35,000   Caddo Parish, LA Industrial Devel. Board
                (Pennzoil Products Company)                           5.600     12/01/2028      12/01/2010 A          35,584
----------------------------------------------------------------------------------------------------------------------------
      210,000   Calcasieu Parish, LA Industrial Devel. Board
                (ConocoPhillips Holding Co./E.I. Dupont
                de Nemours Obligated Group)                           5.750     12/01/2026      12/01/2007 A         211,760


                  49 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
LOUISIANA Continued
$      40,000   Calcasieu Parish, LA Industrial Devel.
                Board (Olin Corp.)                                    6.000%    03/01/2008      03/01/2008      $     40,033
----------------------------------------------------------------------------------------------------------------------------
    1,565,000   Calcasieu Parish, LA Industrial Devel.
                Board (Olin Corp.) 1                                  6.625     02/01/2016      04/01/2010 A       1,629,102
----------------------------------------------------------------------------------------------------------------------------
      650,000   Calcasieu Parish, LA Public Trust Authority           5.000     04/01/2028      03/22/2009 B         661,505
----------------------------------------------------------------------------------------------------------------------------
      190,000   De Soto Parish, LA Environmental
                Improvement (International Paper Company)             5.600     11/01/2022      11/01/2009 A         191,235
----------------------------------------------------------------------------------------------------------------------------
       35,000   De Soto Parish, LA Environmental
                Improvement (International Paper Company)             6.375     05/01/2025      05/01/2011 A          36,638
----------------------------------------------------------------------------------------------------------------------------
       50,000   East Baton Rouge, LA Mtg. Finance
                Authority (GNMA & FNMA Mtg.)                          5.600     04/01/2022      04/01/2009 A          50,359
----------------------------------------------------------------------------------------------------------------------------
       20,000   East Baton Rouge, LA Mtg. Finance
                Authority (GNMA & FNMA Mtg.)                          5.700     10/01/2033      10/01/2007 A          20,154
----------------------------------------------------------------------------------------------------------------------------
       40,000   East Baton Rouge, LA Mtg. Finance
                Authority (Single Family Mtg.)                        5.500     10/01/2025      10/01/2007 A          40,014
----------------------------------------------------------------------------------------------------------------------------
       40,000   East Baton Rouge, LA Mtg. Finance
                Authority (Single Family Mtg.)                        6.350     10/01/2028      10/01/2007 A          40,407
----------------------------------------------------------------------------------------------------------------------------
       25,000   Hammond, LA Industrial Devel. Board
                (Albertson's)                                         6.300     11/01/2008      11/01/2008            24,941
----------------------------------------------------------------------------------------------------------------------------
      135,000   Iberville Parish, LA Pollution Control
                (Entergy Gulf States)                                 5.700     01/01/2014      01/01/2014           134,996
----------------------------------------------------------------------------------------------------------------------------
    1,475,000   Jefferson Parish, LA Home Mtg. Authority
                (Single Family Mtg.)                                  5.550     06/01/2036      11/15/2011 B       1,557,217
----------------------------------------------------------------------------------------------------------------------------
      785,000   Jefferson Parish, LA Home Mtg. Authority
                (Single Family Mtg.)                                  5.875     12/01/2021      12/01/2012 A         793,062
----------------------------------------------------------------------------------------------------------------------------
      720,000   LA HFA (Malta Square at Sacred Heart)                 6.500     09/01/2038      03/01/2008 A         756,533
----------------------------------------------------------------------------------------------------------------------------
       20,000   LA HFA (Multifamily Hsg.)                             7.100     11/01/2033      11/01/2007 A          20,344
----------------------------------------------------------------------------------------------------------------------------
      305,000   LA HFA (Single Family Mtg.)                           5.800     06/01/2035      12/01/2008 B         310,813
----------------------------------------------------------------------------------------------------------------------------
       10,000   LA HFA (Single Family Mtg.)                           5.900     12/01/2011      03/01/2008 B          10,091
----------------------------------------------------------------------------------------------------------------------------
       25,000   LA HFA (Single Family Mtg.)                           5.900     12/01/2011      12/01/2007 B          25,091
----------------------------------------------------------------------------------------------------------------------------
    1,535,000   LA HFA (Single Family Mtg.)                           6.375     06/01/2033      12/01/2008 B       1,561,694
----------------------------------------------------------------------------------------------------------------------------
    1,005,000   LA HFA (Single Family Mtg.)                           6.400     06/01/2032      10/01/2007 B       1,015,864
----------------------------------------------------------------------------------------------------------------------------
      645,000   LA HFA (Single Family Mtg.)                           7.450     12/01/2031      10/22/2007 B         664,563
----------------------------------------------------------------------------------------------------------------------------
       25,000   LA HFA (St. Dominic Assisted Care)                    6.300     09/01/2015      09/01/2008 A          25,278
----------------------------------------------------------------------------------------------------------------------------
    2,070,000   LA Local Government EF&CD Authority
                (Bellemont Apartments)                                6.000     09/01/2022      09/01/2012 A       2,117,155
----------------------------------------------------------------------------------------------------------------------------
      855,000   LA Local Government EF&CD Authority
                (Oakleigh Apartments)                                 6.000     06/01/2016      07/07/2014 B         967,022
----------------------------------------------------------------------------------------------------------------------------
    7,000,000   LA Public Facilities Authority
                (Centenary College) 1                                 5.625     02/01/2019      02/01/2011 A       7,086,450
----------------------------------------------------------------------------------------------------------------------------
    6,000,000   LA Public Facilities Authority
                (Louisiana Water Company)                             5.450     02/01/2013      02/01/2008 A       6,033,120


                  50 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
LOUISIANA Continued
$     245,000   LA Public Facilities Authority
                (Touro Infirmary)                                     5.625%    08/15/2029      08/15/2010 A    $    247,379
----------------------------------------------------------------------------------------------------------------------------
   10,355,000   LA Tobacco Settlement Financing
                Corp. (TASC)                                          5.875     05/15/2039      09/27/2016 C      10,236,746
----------------------------------------------------------------------------------------------------------------------------
   24,320,000   LA Tobacco Settlement Financing Corp.
                (TASC), Series B                                      5.500     05/15/2030      05/10/2011 B      24,302,733
----------------------------------------------------------------------------------------------------------------------------
       30,000   New Orleans, LA Aviation Board                        5.450     10/01/2027      10/01/2007 A          30,457
----------------------------------------------------------------------------------------------------------------------------
       15,000   New Orleans, LA Aviation Board
                (Passenger Facility Charge)                           5.500     09/01/2014      03/01/2008 A          15,017
----------------------------------------------------------------------------------------------------------------------------
       50,000   New Orleans, LA Aviation Board
                (Passenger Facility Charge)                           5.700     09/01/2012      03/01/2008 A          50,071
----------------------------------------------------------------------------------------------------------------------------
      150,000   New Orleans, LA Aviation Board
                (Passenger Facility Charge)                           6.000     09/01/2018      03/01/2008 A         150,207
----------------------------------------------------------------------------------------------------------------------------
      250,000   New Orleans, LA Aviation Board
                (Passenger Facility Charge)                           6.000     09/01/2019      03/01/2008 A         250,373
----------------------------------------------------------------------------------------------------------------------------
       25,000   New Orleans, LA Exhibit Hall Special Tax
                (Ernest N. Morial)                                    5.250     07/15/2011      07/15/2008 A          25,033
----------------------------------------------------------------------------------------------------------------------------
      175,000   New Orleans, LA Exhibit Hall Special Tax
                (Ernest N. Morial) 1                                  5.600     07/15/2025      01/15/2008 A         175,266
----------------------------------------------------------------------------------------------------------------------------
       30,000   New Orleans, LA Finance Authority
                (Single Family Mtg.)                                  5.350     12/01/2028      08/20/2008 B          30,354
----------------------------------------------------------------------------------------------------------------------------
       10,000   New Orleans, LA Finance Authority
                (Single Family Mtg.), Series B-2                      6.050     12/01/2026      12/01/2009 A          10,183
----------------------------------------------------------------------------------------------------------------------------
    2,225,000   New Orleans, LA HDC (Southwood Patio)                 7.700     02/01/2022      02/01/2008 A       2,261,891
----------------------------------------------------------------------------------------------------------------------------
        5,000   New Orleans, LA Home Mtg. Authority
                (Single Family Mtg.)                                  6.000     12/01/2021      12/01/2008 A           5,088
----------------------------------------------------------------------------------------------------------------------------
      205,000   New Orleans, LA Home Mtg. Authority
                (Single Family Mtg.)                                  6.300     06/01/2028      12/01/2007 A         207,364
----------------------------------------------------------------------------------------------------------------------------
       30,000   New Orleans, LA Sewage Service                        5.400     06/01/2017      12/01/2007 A          30,330
----------------------------------------------------------------------------------------------------------------------------
       15,000   Orleans Parish, LA Parishwide School District         5.000     09/01/2014      03/01/2008 A          15,014
----------------------------------------------------------------------------------------------------------------------------
       70,000   Orleans Parish, LA Parishwide School District         5.000     09/01/2015      03/01/2008 A          70,058
----------------------------------------------------------------------------------------------------------------------------
       15,000   Orleans Parish, LA Parishwide School District         5.125     09/01/2021      03/01/2008 A          15,049
----------------------------------------------------------------------------------------------------------------------------
       50,000   Orleans Parish, LA Parishwide School District         5.300     09/01/2014      03/01/2008 A          50,058
----------------------------------------------------------------------------------------------------------------------------
      170,000   Orleans Parish, LA Parishwide School District         5.375     09/01/2017      03/01/2008 A         170,168
----------------------------------------------------------------------------------------------------------------------------
       15,000   Orleans Parish, LA School Board                       5.300     09/01/2012      03/01/2008 A          15,019
----------------------------------------------------------------------------------------------------------------------------
      110,000   Orleans Parish, LA School Board                       5.300     09/01/2013      03/01/2008 A         110,134
----------------------------------------------------------------------------------------------------------------------------
      125,000   Orleans Parish, LA School Board, Series B             5.200     02/01/2014      02/01/2008 A         125,135
----------------------------------------------------------------------------------------------------------------------------
       20,000   Shreveport, LA Airport, Series A                      5.375     01/01/2028      01/01/2010 A          20,292
----------------------------------------------------------------------------------------------------------------------------
      340,000   Shreveport, LA Hsg. Authority
                (U.S. Goodman Plaza)                                  6.100     08/01/2019      12/26/2015 C         332,523
----------------------------------------------------------------------------------------------------------------------------
       15,000   Shreveport, LA Hsg. Authority
                (U.S. Goodman Plaza)                                  6.125     08/01/2010      08/15/2009 C          14,998
----------------------------------------------------------------------------------------------------------------------------
       45,000   Slidell, LA Utilities                                 5.550     04/01/2016      10/01/2007 A          45,504


                  51 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
LOUISIANA Continued
$      30,000   St. John Baptist Parish, LA (USX Corp.)               5.350%    12/01/2013      12/01/2008 A    $     30,549
----------------------------------------------------------------------------------------------------------------------------
       25,000   Tangipahoa Parish, LA School Board
                Sales & Use Tax                                       5.350     03/15/2010      11/01/2007 A          25,031
                                                                                                                ------------
                                                                                                                  65,129,049
----------------------------------------------------------------------------------------------------------------------------
MAINE--0.3%
    1,800,000   Jay, ME Environmental Improvement
                (International Paper Company) 1                       6.250     09/01/2023      09/01/2009 A       1,864,620
----------------------------------------------------------------------------------------------------------------------------
      345,000   Jay, ME Solid Waste Disposal
                (International Paper Company)                         5.125     06/01/2018      06/01/2018           339,273
----------------------------------------------------------------------------------------------------------------------------
       25,000   Jay, ME Solid Waste Disposal
                (International Paper Company)                         6.200     09/01/2019      09/01/2009 A          26,025
----------------------------------------------------------------------------------------------------------------------------
    2,000,000   ME Finance Authority Solid Waste
                Recycling Facilities (Great Northern Paper) 1         7.750     10/01/2022      10/01/2007 A       2,014,520
----------------------------------------------------------------------------------------------------------------------------
        5,000   ME H&HEFA, Series A                                   5.875     07/01/2025      01/01/2008 A           5,008
----------------------------------------------------------------------------------------------------------------------------
       15,000   ME H&HEFA, Series A                                   6.000     07/01/2024      01/01/2008 A          15,029
----------------------------------------------------------------------------------------------------------------------------
       20,000   ME Hsg. Authority                                     5.150     11/15/2022      05/15/2012 A          20,241
----------------------------------------------------------------------------------------------------------------------------
      140,000   ME Hsg. Authority Mtg., Series B                      5.500     11/15/2014      05/15/2009 A         142,293
----------------------------------------------------------------------------------------------------------------------------
       20,000   ME Hsg. Authority, Series A-2                         5.250     11/15/2032      01/15/2011 A          20,073
----------------------------------------------------------------------------------------------------------------------------
       50,000   ME Hsg. Authority, Series C                           5.450     11/15/2023      05/15/2009 A          50,401
----------------------------------------------------------------------------------------------------------------------------
       90,000   ME Hsg. Authority, Series D-1                         5.250     11/15/2015      11/15/2007 B          90,514
----------------------------------------------------------------------------------------------------------------------------
       50,000   ME Municipal Bond Bank                                5.300     11/01/2018      11/01/2007 A          50,570
----------------------------------------------------------------------------------------------------------------------------
       15,000   ME Municipal Bond Bank, Series B                      5.850     11/01/2020      12/01/2007 A          15,027
----------------------------------------------------------------------------------------------------------------------------
      100,000   ME Municipal Bond Bank, Series D                      6.300     11/01/2014      11/01/2007 A         100,217
                                                                                                                ------------
                                                                                                                   4,753,811
----------------------------------------------------------------------------------------------------------------------------
MARYLAND--0.3%
       65,000   Baltimore, MD Port Facilities
                (E.I. DuPont de Nemours)                              6.500     10/01/2011      10/01/2007 A          67,811
----------------------------------------------------------------------------------------------------------------------------
      655,000   Baltimore, MD Port Facilities
                (E.I. DuPont de Nemours)                              6.500     10/01/2011      10/01/2007 A         664,163
----------------------------------------------------------------------------------------------------------------------------
       90,000   MD Community Devel. People's
                Resource Center (Residential)                         5.150     03/01/2018      03/01/2011 A          91,349
----------------------------------------------------------------------------------------------------------------------------
      220,000   MD Community Devel. People's
                Resource Center (Residential)                         5.250     09/01/2029      03/01/2011 A         221,599
----------------------------------------------------------------------------------------------------------------------------
      245,000   MD Community Devel. People's
                Resource Center (Residential)                         5.300     09/01/2023      03/01/2010 A         247,178
----------------------------------------------------------------------------------------------------------------------------
       25,000   MD Community Devel. People's
                Resource Center (Residential)                         5.375     09/01/2024      03/01/2009 A          25,329
----------------------------------------------------------------------------------------------------------------------------
      450,000   MD Community Devel. People's
                Resource Center (Single Family)                       5.125     04/01/2021      04/01/2011 A         454,307
----------------------------------------------------------------------------------------------------------------------------
        5,000   MD Community Devel. People's
                Resource Center, Series C                             5.350     07/01/2041      01/01/2011 A           5,030
----------------------------------------------------------------------------------------------------------------------------
      245,000   MD Community Devel. People's
                Resource Center, Series C                             5.650     07/01/2039      01/01/2009 A         250,620


                  52 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
MARYLAND Continued
$     500,000   MD Community Devel. People's Resource
                Center, Series D                                      6.250%    07/01/2031      01/01/2010 A    $    512,445
----------------------------------------------------------------------------------------------------------------------------
       65,000   MD H&HEFA (Johns Hopkins Hospital)                    5.500     07/01/2026      01/01/2008 A          65,734
----------------------------------------------------------------------------------------------------------------------------
       75,000   MD H&HEFA (Johns Hopkins University)                  5.625     07/01/2027      01/01/2008 A          76,600
----------------------------------------------------------------------------------------------------------------------------
       55,000   MD Industrial Devel. Financing Authority
                (Bon Secours Health Systems)                          5.500     08/15/2020      02/15/2008 A          55,079
----------------------------------------------------------------------------------------------------------------------------
       10,000   Montgomery County, MD Hsg. Opportunities
                Commission (Multifamily Mtg.), Series B               6.400     07/01/2028      07/01/2008 A          10,227
----------------------------------------------------------------------------------------------------------------------------
    1,815,000   Montgomery County, MD Hsg. Opportunities
                Commission (Single Family Mtg.)                       5.750     07/01/2029      01/01/2011 B       1,919,417
----------------------------------------------------------------------------------------------------------------------------
       80,000   Prince Georges County, MD Hsg. Authority
                (Langley Gardens Apartments)                          5.750     08/20/2029      08/20/2008 A          81,821
----------------------------------------------------------------------------------------------------------------------------
       15,000   Prince Georges County, MD Hsg. Authority
                (Single Family)                                       6.150     08/01/2019      08/01/2010 A          15,346
                                                                                                                ------------
                                                                                                                   4,764,055
----------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS--5.4%
       25,000   Concord, MA GO                                        4.900     07/15/2009      01/15/2008 A          25,028
----------------------------------------------------------------------------------------------------------------------------
       35,000   MA Devel. Finance Agency (Curry College)              6.000     03/01/2031      03/01/2009 A          36,061
----------------------------------------------------------------------------------------------------------------------------
       10,000   MA Devel. Finance Agency
                (The Wheeler School)                                  5.500     12/01/2007      12/01/2007            10,013
----------------------------------------------------------------------------------------------------------------------------
    3,900,000   MA Devel. Finance Agency (VOA Ayer)                   6.200     02/20/2046      02/20/2015 A       4,285,788
----------------------------------------------------------------------------------------------------------------------------
    1,315,000   MA Educational Financing Authority                    6.050     12/01/2017      12/01/2009 A       1,362,892
----------------------------------------------------------------------------------------------------------------------------
   10,340,000   MA Educational Financing Authority, Issue E 2         5.300     01/01/2016      07/01/2010 A      10,612,820
----------------------------------------------------------------------------------------------------------------------------
       15,000   MA Educational Financing Authority, Issue E           5.300     01/01/2016      07/01/2010 A          15,396
----------------------------------------------------------------------------------------------------------------------------
    1,660,000   MA Educational Financing Authority, Issue G           5.920     12/01/2014      12/01/2010 A       1,716,490
----------------------------------------------------------------------------------------------------------------------------
    1,065,000   MA Educational Financing Authority, Issue G           6.000     12/01/2016      12/01/2009 A       1,102,808
----------------------------------------------------------------------------------------------------------------------------
       10,000   MA H&EFA (Beverly Hospital Corp.)                     5.625     07/01/2013      01/01/2008 A          10,015
----------------------------------------------------------------------------------------------------------------------------
       70,000   MA H&EFA (Cape Cod Healthcare)                        5.450     11/15/2023      11/15/2010 A          70,823
----------------------------------------------------------------------------------------------------------------------------
    7,000,000   MA H&EFA (Capital Asset Program) 5,7                  6.500     07/01/2030      10/04/2007 D       7,000,000
----------------------------------------------------------------------------------------------------------------------------
      155,000   MA H&EFA (CC/SEMCB/CH/VRHS/HFH
                Obligated Group)                                      5.625     07/01/2020      01/01/2009 A         157,449
----------------------------------------------------------------------------------------------------------------------------
      160,000   MA H&EFA (CC/SEMCB/CH/VRHS/HFH
                Obligated Group)                                      5.700     07/01/2015      01/01/2009 A         164,405
----------------------------------------------------------------------------------------------------------------------------
      700,000   MA H&EFA (CC/SEMCB/CH/VRHS/HFH
                Obligated Group)                                      5.750     07/01/2028      01/01/2009 A         707,686
----------------------------------------------------------------------------------------------------------------------------
   14,100,000   MA H&EFA (Hebrew College) 5,7                         6.500     07/01/2031      10/10/2007 D      14,100,000
----------------------------------------------------------------------------------------------------------------------------
    1,635,000   MA H&EFA (New England Medical Center)                 5.375     07/01/2024      01/01/2008 A       1,636,864
----------------------------------------------------------------------------------------------------------------------------
      180,000   MA H&EFA (Schepens Eye Research Institute)            6.500     07/01/2028      07/01/2009 A         190,888
----------------------------------------------------------------------------------------------------------------------------
      435,000   MA H&EFA (South Shore Hospital)                       5.500     07/01/2020      01/01/2008 A         439,998
----------------------------------------------------------------------------------------------------------------------------
    1,255,000   MA H&EFA (Valley Regional Health System)              5.750     07/01/2018      01/01/2008 A       1,256,757
----------------------------------------------------------------------------------------------------------------------------
    6,890,000   MA HFA (Rental Mtg.)                                  5.250     01/01/2046      07/01/2012 A       6,954,353
----------------------------------------------------------------------------------------------------------------------------
    3,005,000   MA HFA (Rental Mtg.)                                  5.600     01/01/2045      07/01/2012 A       3,125,501


                  53 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS Continued
$       5,000   MA HFA, Series 22                                     6.100%    06/01/2016      12/01/2007 A    $      5,005
----------------------------------------------------------------------------------------------------------------------------
      235,000   MA HFA, Series A                                      5.050     06/01/2010      06/01/2008 A         239,011
----------------------------------------------------------------------------------------------------------------------------
      375,000   MA HFA, Series A                                      5.150     12/01/2011      06/01/2008 A         381,218
----------------------------------------------------------------------------------------------------------------------------
       35,000   MA HFA, Series A                                      5.500     07/01/2040      07/01/2010 A          35,286
----------------------------------------------------------------------------------------------------------------------------
    1,200,000   MA HFA, Series A                                      5.550     07/01/2032      07/01/2012 A       1,222,716
----------------------------------------------------------------------------------------------------------------------------
    2,000,000   MA HFA, Series A                                      6.000     07/01/2041      01/01/2011 A       2,075,080
----------------------------------------------------------------------------------------------------------------------------
       50,000   MA HFA, Series E                                      6.050     07/01/2020      07/01/2009 A          51,680
----------------------------------------------------------------------------------------------------------------------------
    4,260,000   MA HFA, Series H                                      6.650     07/01/2041      07/01/2010 A       4,450,848
----------------------------------------------------------------------------------------------------------------------------
      635,000   MA Industrial Finance Agency
                (Arbors at Taunton)                                   5.300     06/20/2019      06/20/2011 A         652,297
----------------------------------------------------------------------------------------------------------------------------
      265,000   MA Industrial Finance Agency
                (Avon Associates)                                     5.375     04/01/2020      10/01/2007 A         266,187
----------------------------------------------------------------------------------------------------------------------------
    1,000,000   MA Industrial Finance Agency
                (Heights Crossing)                                    6.150     02/01/2035      02/01/2008 A       1,005,290
----------------------------------------------------------------------------------------------------------------------------
    1,720,000   MA Industrial Finance Agency
                (Massachusetts American Water Company)                6.250     12/01/2010      12/01/2007 A       1,725,659
----------------------------------------------------------------------------------------------------------------------------
      930,000   MA Industrial Finance Agency
                (Massachusetts American Water Company)                6.750     12/01/2025      12/01/2007 A         941,495
----------------------------------------------------------------------------------------------------------------------------
    2,130,000   MA Industrial Finance Agency
                (Massachusetts American Water Company)                6.900     12/01/2029      12/01/2007 A       2,159,288
----------------------------------------------------------------------------------------------------------------------------
    1,600,000   MA Industrial Finance Agency
                (TNG Draper Place) 1                                  6.450     08/20/2039      08/20/2008 A       1,702,400
----------------------------------------------------------------------------------------------------------------------------
    1,175,000   MA Port Authority                                     5.100     07/01/2010      01/01/2008 A       1,187,761
----------------------------------------------------------------------------------------------------------------------------
   20,000,000   MA Port Authority (Delta Airlines) 2                  5.500     01/01/2022      01/01/2011 A      20,842,500
----------------------------------------------------------------------------------------------------------------------------
    1,000,000   MA Port Authority (Delta Airlines) 1                  5.500     01/01/2016      01/01/2012 A       1,054,590
----------------------------------------------------------------------------------------------------------------------------
    2,000,000   MA Port Authority (Delta Airlines)                    5.500     01/01/2017      01/01/2011 A       2,102,920
----------------------------------------------------------------------------------------------------------------------------
    1,000,000   MA Port Authority (Delta Airlines) 1                  5.500     01/01/2019      01/01/2012 A       1,045,220
----------------------------------------------------------------------------------------------------------------------------
       25,000   MA Port Authority (US Airways)                        5.500     09/01/2009      03/01/2008 A          25,282
----------------------------------------------------------------------------------------------------------------------------
      225,000   MA Port Authority (US Airways)                        5.750     09/01/2016      03/01/2008 A         227,581
----------------------------------------------------------------------------------------------------------------------------
      400,000   MA Turnpike Authority, Series A                       5.125     01/01/2023      01/01/2009 A         406,132
----------------------------------------------------------------------------------------------------------------------------
    1,175,000   MA Turnpike Authority, Series A                       5.550     01/01/2017      01/01/2008 A       1,227,182
----------------------------------------------------------------------------------------------------------------------------
      125,000   Weymouth, MA GO                                       5.700     07/15/2011      01/15/2008 A         126,455
                                                                                                                ------------
                                                                                                                 100,141,118
----------------------------------------------------------------------------------------------------------------------------
MICHIGAN--1.8%
       25,000   Detroit, MI GO                                        5.000     04/01/2018      04/01/2008 A          25,392
----------------------------------------------------------------------------------------------------------------------------
      225,000   Detroit, MI Local Devel. Finance Authority
                (Chrysler Corp.)                                      5.375     05/01/2018      05/01/2009 A         227,448
----------------------------------------------------------------------------------------------------------------------------
       25,000   Detroit, MI Water Supply System, Series A             5.000     07/01/2027      01/01/2008 A          25,196
----------------------------------------------------------------------------------------------------------------------------
       30,000   Farmington Hills, MI EDC
                (Botsford General Hospital)                           5.700     02/15/2015      02/15/2008 A          30,043
----------------------------------------------------------------------------------------------------------------------------
      155,000   Flint, MI Hospital Building Authority
                (Hurley Medical Center)                               5.375     07/01/2020      01/23/2019 C         150,325


                  54 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
MICHIGAN Continued
$      25,000   Kalamazoo, MI (Downtown Devel.)                       6.000%    04/01/2013      10/01/2007 A    $     25,301
----------------------------------------------------------------------------------------------------------------------------
       25,000   Kent County, MI Airport Facility
                (Kent County International Airport)                   5.000     01/01/2021      01/01/2010 A          25,264
----------------------------------------------------------------------------------------------------------------------------
      115,000   Kent County, MI Airport Facility
                (Kent County International Airport)                   5.000     01/01/2028      01/01/2010 A         115,552
----------------------------------------------------------------------------------------------------------------------------
       20,000   MI Higher Education Student Loan Authority            5.400     06/01/2018      06/01/2008 A          20,340
----------------------------------------------------------------------------------------------------------------------------
      250,000   MI Hospital Finance Authority (Detroit
                Medical Center Obligated Group)                       5.250     08/15/2028      08/15/2009 A         249,638
----------------------------------------------------------------------------------------------------------------------------
      560,000   MI Hospital Finance Authority
                (Detroit Sinai Hospital)                              6.000     01/01/2008      01/01/2008           561,400
----------------------------------------------------------------------------------------------------------------------------
       50,000   MI Hospital Finance Authority
                (Holland Community Hospital)                          5.625     01/01/2028      01/01/2008 A          50,907
----------------------------------------------------------------------------------------------------------------------------
       20,000   MI Hospital Finance Authority
                (St. John Hospital)                                   5.750     05/15/2016      11/15/2007 A          20,049
----------------------------------------------------------------------------------------------------------------------------
    2,050,000   MI Hsg. Devel. Authority (Rental Hsg.) 1              6.100     10/01/2033      10/01/2007 A       2,094,034
----------------------------------------------------------------------------------------------------------------------------
      385,000   MI Hsg. Devel. Authority, Series A                    5.300     10/01/2037      04/01/2011 A         387,137
----------------------------------------------------------------------------------------------------------------------------
    2,930,000   MI Job Devel. Authority Pollution Control
                (General Motors Corp.)                                5.550     04/01/2009      10/01/2007 A       2,932,227
----------------------------------------------------------------------------------------------------------------------------
       25,000   MI Municipal Bond Authority                           7.100     11/01/2014      11/01/2007 A          25,059
----------------------------------------------------------------------------------------------------------------------------
    1,035,000   MI Public Educational Facilities Authority
                (Old Redford Academy)                                 5.000     12/01/2013      01/05/2012 C       1,052,243
----------------------------------------------------------------------------------------------------------------------------
    4,000,000   MI Strategic Fund (Clark Retirement
                Community/Clark Retirement Community
                Foundation Obligated Group)                           5.300     06/01/2024      01/24/2022 C       3,972,120
----------------------------------------------------------------------------------------------------------------------------
    4,910,000   MI Strategic Fund (Clark Retirement
                Community/Clark Retirement Community
                Foundation Obligated Group)                           5.400     06/01/2028      12/24/2026 C       4,855,990
----------------------------------------------------------------------------------------------------------------------------
    1,000,000   MI Strategic Fund Limited Obligation
                (Clark Retirement Community/Clark
                Retirement Community Foundation
                Obligated Group)                                      5.650     09/01/2029      09/01/2011 A       1,026,370
----------------------------------------------------------------------------------------------------------------------------
    1,605,000   MI Strategic Fund Limited Obligation
                (Detroit Edison Company)                              5.650     09/01/2029      09/01/2011 A       1,648,592
----------------------------------------------------------------------------------------------------------------------------
      520,000   MI Strategic Fund Limited Obligation
                (Ford Motor Company), Series A                        6.550     10/01/2022      10/01/2007 A         520,135
----------------------------------------------------------------------------------------------------------------------------
    1,425,000   MI Strategic Fund Solid Waste
                (S.D. Warren & Company)                               7.375     01/15/2022      01/15/2008 A       1,441,060
----------------------------------------------------------------------------------------------------------------------------
   10,000,000   MI Tobacco Settlement Finance Authority               5.125     06/01/2022      07/12/2013 C       9,718,000
----------------------------------------------------------------------------------------------------------------------------
      750,000   Mount Clemens, MI Hsg. Corp.
                (FHA Section 8), Series A                             6.600     06/01/2022      12/01/2007 A         778,103
----------------------------------------------------------------------------------------------------------------------------
       55,000   Wayne, MI Charter County Airport
                (Detroit Metropolitan Wayne County)                   5.000     12/01/2019      12/01/2008 A          55,966
----------------------------------------------------------------------------------------------------------------------------
      865,000   Wayne, MI Charter County Airport
                (Detroit Metropolitan Wayne County)                   5.000     12/01/2022      12/01/2010 A         874,169


                  55 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
MICHIGAN Continued
$     435,000   Wayne, MI Charter County Airport
                (Detroit Metropolitan Wayne County)                   5.000%    12/01/2028      12/01/2010 A    $    437,888
----------------------------------------------------------------------------------------------------------------------------
       20,000   Wayne, MI Charter County Airport
                (Detroit Metropolitan Wayne County)                   5.250     12/01/2014      12/01/2008 A          20,502
----------------------------------------------------------------------------------------------------------------------------
       25,000   Wayne, MI Charter County Airport
                (Detroit Metropolitan Wayne County)                   5.250     12/01/2018      12/01/2008 A          25,522
----------------------------------------------------------------------------------------------------------------------------
       10,000   Wayne, MI Charter County Airport
                (Detroit Metropolitan Wayne County)                   5.375     12/01/2015      12/01/2008 A          10,241
----------------------------------------------------------------------------------------------------------------------------
       25,000   Wexford County, MI Water Supply System                5.850     11/01/2012      11/01/2007 A          25,787
                                                                                                                ------------
                                                                                                                  33,428,000
----------------------------------------------------------------------------------------------------------------------------
MINNESOTA--0.1%
      740,000   Mahtomedi, MN Multifamily (Briarcliff)                7.350     06/01/2036      06/01/2008 A         748,340
----------------------------------------------------------------------------------------------------------------------------
       45,000   Minneapolis, MN Multifamily Hsg.
                (Riverside Plaza)                                     5.100     12/20/2018      12/20/2008 A          45,233
----------------------------------------------------------------------------------------------------------------------------
      800,000   MN Agricultural & Economic Devel. Board               7.250     08/01/2020      08/01/2008 A         826,936
----------------------------------------------------------------------------------------------------------------------------
       45,000   MN HEFA (University of St. Thomas)                    5.250     10/01/2034      10/01/2014 A          45,898
----------------------------------------------------------------------------------------------------------------------------
      300,000   MN HFA (Single Family Mtg.)                           5.600     07/01/2013      01/01/2008 A         302,022
                                                                                                                ------------
                                                                                                                   1,968,429
----------------------------------------------------------------------------------------------------------------------------
MISSISSIPPI--1.6%
    3,000,000   Adams County, MS Environmental
                Improvement (International Paper
                Company) 1                                            6.250     09/01/2023      12/01/2009 A       3,107,700
----------------------------------------------------------------------------------------------------------------------------
       50,000   Biloxi, MS GO                                         5.900     10/01/2019      10/01/2009 A          52,323
----------------------------------------------------------------------------------------------------------------------------
      275,000   Biloxi, MS Hsg. Authority
                (Beauvoir Apartments)                                 6.250     09/01/2031      09/01/2013 A         285,645
----------------------------------------------------------------------------------------------------------------------------
       60,000   Gulfport, MS Hospital Facility
                (Gulfport Memorial Hospital)                          6.125     07/01/2015      01/01/2008 A          60,104
----------------------------------------------------------------------------------------------------------------------------
      300,000   Jackson County, MS Port Improvement                   5.250     05/01/2012      05/01/2008 A         300,642
----------------------------------------------------------------------------------------------------------------------------
      290,000   Jackson County, MS Port Improvement                   5.250     05/01/2013      05/01/2013           290,510
----------------------------------------------------------------------------------------------------------------------------
       15,000   Jackson, MS Municipal Airport Authority               5.100     12/01/2013      12/01/2007 A          15,037
----------------------------------------------------------------------------------------------------------------------------
      355,000   Jones County, MS Solid Waste Disposal
                (International Paper Company)                         5.800     10/01/2021      10/01/2009 A         359,246
----------------------------------------------------------------------------------------------------------------------------
      100,000   MS Business Finance Corp. (Bomaine Corp.)             5.750     05/01/2015      05/01/2009 A         100,862
----------------------------------------------------------------------------------------------------------------------------
   15,660,000   MS Business Finance Corp.
                (System Energy Resources)                             5.875     04/01/2022      10/01/2007 A      15,828,345
----------------------------------------------------------------------------------------------------------------------------
      200,000   MS Devel. Bank Special Obligation                     5.500     07/01/2031      07/01/2011 A         203,508
----------------------------------------------------------------------------------------------------------------------------
       10,000   MS Devel. Bank Special Obligation (Flowood)           5.625     11/01/2019      11/01/2007 A          10,017
----------------------------------------------------------------------------------------------------------------------------
       25,000   MS GO (Mississippi Small Enterprise)                  5.850     07/01/2014      07/01/2008 A          25,022
----------------------------------------------------------------------------------------------------------------------------
    2,750,000   MS Higher Education Assistance Corp.,
                Series C                                              6.750     09/01/2014      03/01/2008 A       2,755,033
----------------------------------------------------------------------------------------------------------------------------
      195,000   MS Higher Education Assistance Corp.,
                Series C                                              7.500     09/01/2009      09/01/2008 A         195,484
----------------------------------------------------------------------------------------------------------------------------
      505,000   MS Home Corp. (Single Family Mtg.)                    5.300     12/01/2023      04/01/2013 A         516,625


                  56 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
MISSISSIPPI Continued
$   4,190,000   MS Home Corp. (Single Family Mtg.)                    6.350%    06/01/2030      03/05/2009 B    $  4,292,152
----------------------------------------------------------------------------------------------------------------------------
      495,000   MS Home Corp. (Single Family Mtg.)                    6.700     12/01/2029      12/01/2009 A         512,741
----------------------------------------------------------------------------------------------------------------------------
      140,000   MS Home Corp. (Valley State Student Hsg.)             5.200     12/01/2023      12/01/2013 A         140,834
----------------------------------------------------------------------------------------------------------------------------
      105,000   MS Home Corp. (Valley State Student Hsg.)             5.300     12/01/2028      01/08/2027 C         105,244
----------------------------------------------------------------------------------------------------------------------------
       25,000   MS Home Corp., Series A                               6.300     06/01/2031      06/01/2014 A          26,125
----------------------------------------------------------------------------------------------------------------------------
       50,000   MS Small Business Enterprise                          5.700     12/01/2013      12/01/2007 A          50,057
----------------------------------------------------------------------------------------------------------------------------
       20,000   Tupelo, MS GO                                         5.900     08/01/2013      02/01/2008 A          20,132
----------------------------------------------------------------------------------------------------------------------------
    1,075,000   Warren County, MS Environmental
                Improvement (International Paper
                Company)                                              6.250     09/01/2023      09/01/2009 A       1,113,593
                                                                                                                ------------
                                                                                                                  30,366,981
----------------------------------------------------------------------------------------------------------------------------
MISSOURI--1.9%
       20,000   Bates County, MO Hospital
                (Bates County Memorial Hospital)                      5.700     03/01/2026      03/01/2008 A          20,048
----------------------------------------------------------------------------------------------------------------------------
       15,000   Belton, MO COP                                        5.000     03/01/2018      03/01/2008 A          15,094
----------------------------------------------------------------------------------------------------------------------------
      175,000   Belton, MO Tax Increment
                (Belton Town Center)                                  5.000     03/01/2014      09/06/2013 C         172,774
----------------------------------------------------------------------------------------------------------------------------
      125,000   Belton, MO Tax Increment
                (Belton Town Center)                                  5.125     03/01/2015      03/01/2015           123,290
----------------------------------------------------------------------------------------------------------------------------
      100,000   Belton, MO Tax Increment
                (Belton Town Center)                                  5.250     03/01/2016      03/01/2016            98,891
----------------------------------------------------------------------------------------------------------------------------
    1,375,000   Branson, MO IDA (Branson Hills)                       6.250     05/01/2013      05/05/2011 C       1,448,618
----------------------------------------------------------------------------------------------------------------------------
    4,095,000   Hanley/Eager Road, MO Transportation
                Devel. District 1                                     6.750     12/01/2028      12/01/2010 D       4,100,446
----------------------------------------------------------------------------------------------------------------------------
    3,970,000   Kansas City, MO Special Facilities
                (MCI Overhaul Base) 1                                 5.500     09/01/2020      09/01/2015 A       4,202,205
----------------------------------------------------------------------------------------------------------------------------
    1,170,000   Kansas City, MO Special Facilities
                (MCI Overhaul Base) 1                                 5.625     09/01/2017      09/01/2015 A       1,263,518
----------------------------------------------------------------------------------------------------------------------------
    1,200,000   Kansas City, MO Tax Increment
                (Briarcliff West)                                     5.150     06/01/2016      08/01/2013 B       1,202,496
----------------------------------------------------------------------------------------------------------------------------
      500,000   Kansas City, MO Tax Increment (Maincor)               5.250     03/01/2018      03/21/2016 C         495,040
----------------------------------------------------------------------------------------------------------------------------
      150,000   Lake of the Ozarks, MO Community
                Bridge Corp.                                          5.250     12/01/2026      03/24/2024 C         147,762
----------------------------------------------------------------------------------------------------------------------------
       20,000   Lees Summit, MO Tax
                (Summitwoods Crossing)                                6.250     05/01/2017      05/01/2008 A          20,145
----------------------------------------------------------------------------------------------------------------------------
    1,110,000   Maplewood, MO Tax
                (Maplewood South Redevel.)                            5.200     11/01/2022      09/01/2012 B       1,057,830
----------------------------------------------------------------------------------------------------------------------------
       10,000   MO Environmental Improvement & Energy
                Resources Authority                                   5.100     01/01/2011      01/01/2008 A          10,132
----------------------------------------------------------------------------------------------------------------------------
       35,000   MO Environmental Improvement & Energy
                Resources Authority                                   5.125     01/01/2019      01/01/2008 A          35,463


                  57 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
MISSOURI Continued
$      55,000   MO Environmental Improvement &
                Energy Resources Authority
                (Missouri-American Water Company)                     5.000%    11/01/2028      11/01/2007 A    $     55,009
----------------------------------------------------------------------------------------------------------------------------
      205,000   MO Environmental Improvement &
                Energy Resources Authority
                (Missouri-American Water Company)                     5.900     03/01/2030      03/01/2008 A         209,379
----------------------------------------------------------------------------------------------------------------------------
      105,000   MO Environmental Improvement &
                Energy Resources Authority
                (St. Louis County Water Company)                      5.000     03/01/2029      03/01/2008 A         105,124
----------------------------------------------------------------------------------------------------------------------------
      355,000   MO Environmental Improvement &
                Energy Resources Authority
                (St. Louis County Water Company)                      5.100     03/01/2028      03/01/2008 A         355,082
----------------------------------------------------------------------------------------------------------------------------
       25,000   MO Environmental Improvement &
                Energy Resources Authority
                (Tri County Water Authority)                          5.750     04/01/2019      04/01/2009 A          25,393
----------------------------------------------------------------------------------------------------------------------------
      110,000   MO H&EFA (FHS)                                        5.500     02/15/2024      02/15/2008 A         110,210
----------------------------------------------------------------------------------------------------------------------------
       25,000   MO H&EFA (St. Lukes-Shawnee Mission
                Health System)                                        5.375     11/15/2021      11/15/2007 A          25,384
----------------------------------------------------------------------------------------------------------------------------
       20,000   MO H&EFA (William Woods University)                   5.200     09/01/2029      10/09/2027 C          19,857
----------------------------------------------------------------------------------------------------------------------------
       35,000   MO HDC (Single Family Hsg.)                           6.100     09/01/2024      09/01/2009 A          35,657
----------------------------------------------------------------------------------------------------------------------------
      840,000   MO HDC (Single Family Hsg.)                           6.450     09/01/2029      09/01/2008 A         899,724
----------------------------------------------------------------------------------------------------------------------------
    5,580,000   MO HDC (Single Family Mtg.)                           6.050     03/01/2037      09/01/2015 A       6,000,788
----------------------------------------------------------------------------------------------------------------------------
       10,000   MO HDC (Single Family Mtg.)                           6.200     09/01/2025      11/20/2009 B          10,295
----------------------------------------------------------------------------------------------------------------------------
    5,760,000   MO HDC (Single Family Mtg.)                           6.230     03/01/2032      10/15/2009 B       6,042,586
----------------------------------------------------------------------------------------------------------------------------
       95,000   MO HDC (Single Family Mtg.)                           7.250     09/01/2026      09/01/2008 B          96,421
----------------------------------------------------------------------------------------------------------------------------
       25,000   MO HDC (Single Family-
                Homeownership Loan)                                   5.550     09/01/2018      03/01/2011 A          25,185
----------------------------------------------------------------------------------------------------------------------------
       40,000   MO HDC (Truman Farm Villas)                           5.750     10/01/2011      10/01/2008 A          40,438
----------------------------------------------------------------------------------------------------------------------------
       20,000   MO Higher Education Student Loan Authority            5.650     02/15/2010      02/15/2008 A          20,112
----------------------------------------------------------------------------------------------------------------------------
      200,000   Raymore, MO Tax Increment                             5.000     03/01/2012      03/01/2012           199,796
----------------------------------------------------------------------------------------------------------------------------
      300,000   Raymore, MO Tax Increment                             5.000     03/01/2013      03/01/2013           299,214
----------------------------------------------------------------------------------------------------------------------------
      275,000   Raymore, MO Tax Increment                             5.125     03/01/2014      03/01/2014           274,915
----------------------------------------------------------------------------------------------------------------------------
      230,000   Raymore, MO Tax Increment                             5.125     03/01/2015      03/01/2015           229,639
----------------------------------------------------------------------------------------------------------------------------
    2,335,000   Richmond Heights, MO Tax Increment
                & Transportation Sales Tax                            5.200     11/01/2021      07/21/2015 C       2,285,381
----------------------------------------------------------------------------------------------------------------------------
      135,000   Sikeston, MO Electric                                 5.000     06/01/2022      12/01/2007 A         135,115
----------------------------------------------------------------------------------------------------------------------------
    1,935,000   Springfield, MO Land Clearance Devel.
                Authority (University Plaza Redevel. Corp.)           6.600     10/01/2011      10/01/2007 A       1,953,344
----------------------------------------------------------------------------------------------------------------------------
      500,000   St. Joseph, MO IDA (Shoppes at
                North Village)                                        5.100     11/01/2019      06/06/2018 C         494,600
----------------------------------------------------------------------------------------------------------------------------
       10,000   St. Louis County, MO IDA (South Summit
                Apartments)                                           6.050     04/20/2027      10/20/2007 A          10,228


                  58 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
MISSOURI Continued
$      35,000   St. Louis, MO Land Clearance Redevel.
                Authority (Kiel Site Lease)                           5.300%    07/01/2016      07/01/2008 A    $     35,397
----------------------------------------------------------------------------------------------------------------------------
       10,000   St. Louis, MO Land Clearance Redevel.
                Authority (West End Apartments)                       6.000     04/01/2024      02/01/2008 A          10,090
----------------------------------------------------------------------------------------------------------------------------
      675,000   Strother, MO Interchange Transportation
                Devel. District (Lees Summit)                         5.000     05/01/2024      02/03/2012 B         679,894
----------------------------------------------------------------------------------------------------------------------------
       10,000   University City, MO IDA
                (Canterbury Gardens)                                  5.900     12/20/2020      12/20/2007 A          10,243
                                                                                                                ------------
                                                                                                                  35,108,252
----------------------------------------------------------------------------------------------------------------------------
MONTANA--0.1%
       35,000   Crow, MT Finance Authority (Tribal)                   5.650     10/01/2017      10/01/2007 A          35,744
----------------------------------------------------------------------------------------------------------------------------
      185,000   Crow, MT Finance Authority (Tribal)                   5.700     10/01/2027      10/01/2009 A         188,863
----------------------------------------------------------------------------------------------------------------------------
       25,000   MT Board of Hsg. (Single Family Mtg.)                 5.450     06/01/2027      06/01/2008 A          25,261
----------------------------------------------------------------------------------------------------------------------------
    1,240,000   MT Board of Hsg. (Single Family Mtg.)                 5.600     12/01/2023      12/01/2010 A       1,252,400
----------------------------------------------------------------------------------------------------------------------------
       10,000   MT Board of Hsg. (Single Family Mtg.)                 5.750     06/01/2030      06/01/2009 A          10,080
----------------------------------------------------------------------------------------------------------------------------
      380,000   MT Higher Education Student
                Assistance Corp.                                      5.500     12/01/2031      12/01/2010 A         386,266
                                                                                                                ------------
                                                                                                                   1,898,614
----------------------------------------------------------------------------------------------------------------------------
MULTI STATES--1.5%
   10,000,000   Charter Mac Equity Issuer Trust, Series B3-1          6.000     04/30/2015      04/30/2015        10,637,900
----------------------------------------------------------------------------------------------------------------------------
    6,000,000   Munimae TE Bond Subsidiary                            5.125     11/29/2049      09/30/2015 D       6,183,480
----------------------------------------------------------------------------------------------------------------------------
    8,000,000   Munimae TE Bond Subsidiary                            5.300     11/29/2049      09/30/2015 D       8,165,520
----------------------------------------------------------------------------------------------------------------------------
    3,000,000   Munimae TE Bond Subsidiary                            5.500     11/29/2049      09/30/2015 D       3,081,450
                                                                                                                ------------
                                                                                                                  28,068,350
----------------------------------------------------------------------------------------------------------------------------
NEBRASKA--0.0%
       50,000   Dawson County, NE Sanitation &
                Improvement District (IBP)                            5.250     02/01/2009      02/01/2009            49,999
----------------------------------------------------------------------------------------------------------------------------
       35,000   Dawson County, NE Sanitation &
                Improvement District (IBP)                            5.550     02/01/2017      08/26/2015 C          34,818
----------------------------------------------------------------------------------------------------------------------------
        5,000   NE Investment Finance Authority
                (Multifamily Hsg.)                                    6.000     12/01/2015      12/01/2007 A           5,006
----------------------------------------------------------------------------------------------------------------------------
       20,000   NE Investment Finance Authority
                (Multifamily Hsg.)                                    6.200     06/01/2028      12/01/2007 A          20,031
----------------------------------------------------------------------------------------------------------------------------
       85,000   NE Investment Finance Authority
                (Single Family Hsg.)                                  5.150     03/01/2029      03/01/2011 A          85,274
----------------------------------------------------------------------------------------------------------------------------
       25,000   NE Investment Finance Authority
                (Single Family Hsg.)                                  5.350     09/01/2032      03/01/2012 A          25,673
----------------------------------------------------------------------------------------------------------------------------
       10,000   NE Investment Finance Authority
                (Single Family Hsg.)                                  5.650     09/01/2029      09/01/2009 A          10,084
----------------------------------------------------------------------------------------------------------------------------
       10,000   NE Investment Finance Authority
                (Single Family Hsg.), Series C                        6.250     03/01/2021      05/01/2009 A          10,195
----------------------------------------------------------------------------------------------------------------------------
      205,000   NE Student Loan (Nebhelp)                             6.000     06/01/2028      03/10/2008 A         207,017
----------------------------------------------------------------------------------------------------------------------------
       65,000   NE Student Loan (Nebhelp)                             6.400     06/01/2013      03/02/2010 C          67,809


                  59 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEBRASKA Continued
$     100,000   Scotts Bluff County, NE Hospital Authority
                (Regional West Medical Center)                        6.375%    12/15/2008      12/15/2007 A    $    100,158
                                                                                                                ------------
                                                                                                                     616,064
----------------------------------------------------------------------------------------------------------------------------
NEVADA--0.6%
    1,680,000   Clark County, NV Industrial Devel.
                (Nevada Power Company) 1                              5.600     10/01/2030      01/01/2008 A       1,689,694
----------------------------------------------------------------------------------------------------------------------------
      400,000   Clark County, NV Industrial Devel.
                (Southwest Gas Corp.)                                 5.450     03/01/2038      03/01/2013 A         417,216
----------------------------------------------------------------------------------------------------------------------------
    8,555,000   Las Vegas, NV Paiute Tribe, Series A                  6.125     11/01/2012      05/30/2010 C       8,953,150
----------------------------------------------------------------------------------------------------------------------------
      200,000   Las Vegas, NV Paiute Tribe, Series A                  6.625     11/01/2017      11/01/2012 A         219,250
----------------------------------------------------------------------------------------------------------------------------
       25,000   Las Vegas, NV Sewer                                   5.000     10/01/2010      10/01/2007 A          25,028
----------------------------------------------------------------------------------------------------------------------------
      105,000   NV Hsg. Division (Campaige Place)                     5.450     10/01/2018      10/01/2008 A         105,650
----------------------------------------------------------------------------------------------------------------------------
      290,000   NV Hsg. Division (Multi-Unit Hsg.)                    5.900     10/01/2016      04/01/2010 A         297,549
----------------------------------------------------------------------------------------------------------------------------
       45,000   NV Hsg. Division (Multi-Unit Hsg.)                    5.550     10/01/2028      10/01/2008 A          45,221
----------------------------------------------------------------------------------------------------------------------------
       15,000   NV Hsg. Division (Single Family Mtg.)                 5.300     04/01/2028      04/01/2009 A          15,084
----------------------------------------------------------------------------------------------------------------------------
       10,000   NV Hsg. Division (Single Family Mtg.), Series B       5.650     10/01/2021      10/01/2010 A          10,159
----------------------------------------------------------------------------------------------------------------------------
       60,000   Washoe County, NV
                (Reno/Sparks Convention)                              5.600     07/01/2010      01/01/2008 A          60,095
----------------------------------------------------------------------------------------------------------------------------
       50,000   Washoe County, NV GO                                  5.250     06/01/2011      12/01/2007 A          50,066
----------------------------------------------------------------------------------------------------------------------------
       15,000   Washoe, NV HFC
                (Washoe Mills Apartments)                             6.125     07/01/2022      01/01/2008 A          15,017
                                                                                                                ------------
                                                                                                                  11,903,179
----------------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE--0.5%
       15,000   Manchester, NH Hsg. & Redevel. Authority,
                Series A                                              6.000     01/01/2011      01/01/2011            15,647
----------------------------------------------------------------------------------------------------------------------------
    2,000,000   Manchester, NH Hsg. & Redevel. Authority,
                Series A 1                                            6.750     01/01/2014      01/01/2010 A       2,113,740
----------------------------------------------------------------------------------------------------------------------------
       90,000   NH Business Finance Authority (Public
                Service Company of New Hampshire)                     6.000     05/01/2021      05/01/2008 A          92,227
----------------------------------------------------------------------------------------------------------------------------
      210,000   NH HE&HFA (Dartmouth College)                         5.450     06/01/2025      12/01/2007 A         210,263
----------------------------------------------------------------------------------------------------------------------------
      100,000   NH HE&HFA (Dartmouth College)                         5.550     06/01/2023      06/01/2008 A         101,676
----------------------------------------------------------------------------------------------------------------------------
      125,000   NH HE&HFA (Franklin Pierce College)                   5.250     10/01/2018      04/01/2010 A         126,476
----------------------------------------------------------------------------------------------------------------------------
      150,000   NH HE&HFA (New Hampton School)                        5.250     10/01/2018      10/01/2010 A         151,556
----------------------------------------------------------------------------------------------------------------------------
        5,000   NH HFA                                                6.125     01/01/2018      01/01/2008 A           5,097
----------------------------------------------------------------------------------------------------------------------------
       60,000   NH HFA (Prescott Hills Apartments)                    6.150     07/01/2040      01/01/2010 A          61,290
----------------------------------------------------------------------------------------------------------------------------
      205,000   NH HFA (Single Family Mtg.)                           5.200     01/01/2024      07/01/2013 A         206,523
----------------------------------------------------------------------------------------------------------------------------
       10,000   NH HFA (Single Family Mtg.)                           5.450     07/01/2021      01/01/2012 A          10,218
----------------------------------------------------------------------------------------------------------------------------
       75,000   NH HFA (Single Family Mtg.)                           5.850     07/01/2017      07/01/2009 A          76,277
----------------------------------------------------------------------------------------------------------------------------
    5,340,000   NH HFA (Single Family Mtg.)                           5.875     07/01/2021      03/01/2010 B       5,646,409
----------------------------------------------------------------------------------------------------------------------------
       60,000   NH HFA (Single Family Mtg.)                           6.150     07/01/2029      12/01/2011 A          61,232
----------------------------------------------------------------------------------------------------------------------------
      930,000   NH HFA (Single Family Mtg.)                           6.300     07/01/2031      01/01/2012 A         961,936


                  60 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE Continued
$      35,000   NH IDA (Connecticut Light &
                Power Company)                                        5.900%    08/01/2018      10/01/2008 A    $     36,051
                                                                                                                ------------
                                                                                                                   9,876,618
----------------------------------------------------------------------------------------------------------------------------
NEW JERSEY--5.1%
   10,885,000   Delaware River Port Authority PA/NJ                   5.500     01/01/2026      01/01/2008 A      10,938,772
----------------------------------------------------------------------------------------------------------------------------
   14,000,000   NJ EDA (Cigarette Tax)                                5.625     06/15/2019      06/15/2010 A      14,230,720
----------------------------------------------------------------------------------------------------------------------------
    3,500,000   NJ EDA (Continental Airlines)                         6.625     09/15/2012      09/15/2012         3,632,055
----------------------------------------------------------------------------------------------------------------------------
    5,000,000   NJ EDA (Trigen-Trenton District
                Energy Company)                                       6.200     12/01/2010      12/01/2007 A       5,007,950
----------------------------------------------------------------------------------------------------------------------------
      645,000   NJ Health Care Facilities Financing
                Authority (Raritan Bay Medical Center)                7.250     07/01/2014      01/01/2008 A         658,422
----------------------------------------------------------------------------------------------------------------------------
   50,015,000   NJ Tobacco Settlement Financing
                Corp. (TASC)                                          5.750     06/01/2032      06/01/2012 A      53,765,625
----------------------------------------------------------------------------------------------------------------------------
      155,000   NJ Tobacco Settlement Financing
                Corp. (TASC)                                          6.000     06/01/2037      06/01/2012 A         170,691
----------------------------------------------------------------------------------------------------------------------------
    4,335,000   NJ Tobacco Settlement Financing
                Corp. (TASC)                                          6.375     06/01/2032      06/01/2013 A       4,924,603
                                                                                                                ------------
                                                                                                                  93,328,838
----------------------------------------------------------------------------------------------------------------------------
NEW MEXICO--1.0%
    3,500,000   Bernalillo County, NM Multifamily Hsg.
                (Mountain View) 1                                     7.500     09/20/2033      09/20/2008 A       3,719,275
----------------------------------------------------------------------------------------------------------------------------
    1,175,000   Farmington, NM Pollution Control 1                    5.800     04/01/2022      04/01/2008 A       1,182,226
----------------------------------------------------------------------------------------------------------------------------
      545,000   Farmington, NM Pollution Control
                (Public Service Company of New Mexico)                5.700     12/01/2016      12/01/2007 A         556,783
----------------------------------------------------------------------------------------------------------------------------
      300,000   Farmington, NM Pollution Control
                (Public Service Company of New Mexico)                5.800     04/01/2022      04/01/2008 A         301,845
----------------------------------------------------------------------------------------------------------------------------
    4,075,000   Farmington, NM Pollution Control
                (Public Service Company of New Mexico) 1              6.300     12/01/2016      12/01/2008 A       4,163,305
----------------------------------------------------------------------------------------------------------------------------
    1,235,000   Farmington, NM Pollution Control
                (Public Service Company of New Mexico) 1              6.375     04/01/2022      10/01/2007 A       1,261,725
----------------------------------------------------------------------------------------------------------------------------
      160,000   Hobbs, NM Health Facilities (Evangelical
                Lutheran Good Samaritan Society)                      5.500     05/01/2026      11/01/2007 A         161,266
----------------------------------------------------------------------------------------------------------------------------
       20,000   Jemez Mountain, NM Public
                School District No. 53                                5.700     11/01/2009      11/01/2007 A          20,030
----------------------------------------------------------------------------------------------------------------------------
       25,000   NM Mtg. Finance Authority
                (Bluffs at Tierra Contenta)                           5.200     01/01/2019      01/01/2009 A          25,148
----------------------------------------------------------------------------------------------------------------------------
       15,000   NM Mtg. Finance Authority
                (Rio Volcan Apartments)                               5.650     07/01/2018      07/01/2009 A          15,192
----------------------------------------------------------------------------------------------------------------------------
       30,000   NM Mtg. Finance Authority
                (Single Family Mtg.)                                  5.000     09/01/2022      03/01/2012 A          30,129
----------------------------------------------------------------------------------------------------------------------------
       15,000   NM Mtg. Finance Authority
                (Single Family Mtg.)                                  5.350     07/01/2023      07/01/2010 A          15,092
----------------------------------------------------------------------------------------------------------------------------
        5,000   NM Mtg. Finance Authority
                (Single Family Mtg.)                                  5.700     09/01/2014      09/01/2009 A           5,039


                  61 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW MEXICO Continued
$   1,395,000   NM Mtg. Finance Authority
                (Single Family Mtg.)                                  5.850%    01/01/2037      12/01/2011 B    $  1,488,074
----------------------------------------------------------------------------------------------------------------------------
        5,000   NM Mtg. Finance Authority
                (Single Family Mtg.)                                  5.875     09/01/2021      03/01/2010 A           5,042
----------------------------------------------------------------------------------------------------------------------------
       10,000   NM Mtg. Finance Authority
                (Single Family Mtg.)                                  6.000     01/01/2029      01/01/2010 A          10,173
----------------------------------------------------------------------------------------------------------------------------
    4,900,000   NM Mtg. Finance Authority
                (Single Family Mtg.)                                  6.150     07/01/2037      08/15/2011 B       5,258,631
----------------------------------------------------------------------------------------------------------------------------
      225,000   NM Regional Hsg. Authority
                (Washington Place Apartments)                         5.500     08/15/2020      02/15/2013 A         231,359
----------------------------------------------------------------------------------------------------------------------------
       15,000   Santa Fe, NM Single Family Mtg.
                (FNMA & GNMA Mtg. Backed
                Securities), Series A                                 6.300     11/01/2028      11/01/2007 A          15,013
----------------------------------------------------------------------------------------------------------------------------
      125,000   Villa Hermosa, NM Affordable
                Hsg. Corp. (Villa Hermosa Apartments)                 5.900     05/20/2027      11/20/2007 A         127,578
                                                                                                                ------------
                                                                                                                  18,592,925
----------------------------------------------------------------------------------------------------------------------------
NEW YORK--0.6%
   10,000,000   NY Tobacco Settlement
                Financing Corp., Series B 2                           5.500     06/01/2017      06/01/2011 A      10,551,050
----------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA--0.9%
      115,000   NC Eastern Municipal Power Agency                     5.750     01/01/2026      01/01/2011 A         118,529
----------------------------------------------------------------------------------------------------------------------------
      415,000   NC Eastern Municipal Power Agency, Series B           5.500     01/01/2017      01/01/2008 A         415,585
----------------------------------------------------------------------------------------------------------------------------
       75,000   NC Eastern Municipal Power Agency, Series B           5.500     01/01/2021      01/01/2008 A          75,114
----------------------------------------------------------------------------------------------------------------------------
      165,000   NC Eastern Municipal Power Agency, Series B           5.500     01/01/2021      01/01/2008 A         165,251
----------------------------------------------------------------------------------------------------------------------------
    1,215,000   NC Eastern Municipal Power Agency, Series B           5.500     01/01/2021      01/01/2008 A       1,215,838
----------------------------------------------------------------------------------------------------------------------------
       30,000   NC Eastern Municipal Power Agency, Series B           6.250     01/01/2023      01/01/2008 A          30,064
----------------------------------------------------------------------------------------------------------------------------
    4,570,000   NC HFA                                                5.750     03/01/2017      03/01/2008 A       4,660,760
----------------------------------------------------------------------------------------------------------------------------
    2,635,000   NC HFA                                                6.000     07/01/2016      07/01/2009 A       2,680,138
----------------------------------------------------------------------------------------------------------------------------
       15,000   NC HFA (Single Family)                                5.350     09/01/2028      03/01/2008 A          15,432
----------------------------------------------------------------------------------------------------------------------------
      130,000   NC HFA (Single Family)                                5.600     09/01/2019      03/01/2008 A         133,671
----------------------------------------------------------------------------------------------------------------------------
    1,765,000   NC HFA (Single Family)                                6.250     03/01/2028      03/01/2008 A       1,840,207
----------------------------------------------------------------------------------------------------------------------------
    2,400,000   NC Medical Care Commission
                (GHC/GHS/GMH Obligated Group)                         5.400     02/15/2011      02/15/2008 A       2,448,720
----------------------------------------------------------------------------------------------------------------------------
    1,195,000   NC Medical Care Commission
                (GHC/GHS/GMH Obligated Group)                         5.500     02/15/2015      02/15/2008 A       1,225,532
----------------------------------------------------------------------------------------------------------------------------
    1,425,000   NC Medical Care Commission
                (GHC/GHS/GMH Obligated Group)                         5.500     02/15/2019      02/15/2008 A       1,461,409
                                                                                                                ------------
                                                                                                                  16,486,250
----------------------------------------------------------------------------------------------------------------------------
NORTH DAKOTA--0.1%
       40,000   Fargo, ND Health System
                (Meritcare Hospital/Meritcare
                Med Group Obligated Group)                            5.375     06/01/2027      12/01/2007 A          40,874


                  62 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NORTH DAKOTA Continued
$      50,000   Mercer County, ND Pollution Control
                (Northwestern Public Service Company)                 5.850%    06/01/2023      12/01/2007 A    $     50,155
----------------------------------------------------------------------------------------------------------------------------
      100,000   ND Board of Higher Education Student
                Services Facilities                                   5.500     08/01/2023      09/09/2021 C         100,213
----------------------------------------------------------------------------------------------------------------------------
       10,000   ND HFA                                                5.150     01/01/2019      01/01/2011 A          10,104
----------------------------------------------------------------------------------------------------------------------------
       60,000   ND HFA (Home Mtg.)                                    5.150     07/01/2014      07/01/2010 A          61,114
----------------------------------------------------------------------------------------------------------------------------
       15,000   ND HFA (Home Mtg.)                                    5.850     07/01/2028      07/01/2009 A          15,169
----------------------------------------------------------------------------------------------------------------------------
       80,000   ND HFA (Home Mtg.)                                    5.950     07/01/2017      07/01/2009 A          81,443
----------------------------------------------------------------------------------------------------------------------------
      365,000   ND HFA, Series B                                      5.300     07/01/2024      07/01/2012 A         371,041
----------------------------------------------------------------------------------------------------------------------------
       25,000   ND HFA, Series C                                      5.650     07/01/2013      07/01/2010 A          25,382
----------------------------------------------------------------------------------------------------------------------------
       15,000   ND HFA, Series F                                      5.550     01/01/2012      01/01/2010 A          15,200
----------------------------------------------------------------------------------------------------------------------------
      160,000   Oliver County, ND Pollution Control
                (Square Butte Electric Cooperative)                   5.300     01/01/2027      01/01/2011 A         165,622
----------------------------------------------------------------------------------------------------------------------------
       50,000   Oliver County, ND Solid Waste
                (Square Butte Electric Cooperative)                   5.450     01/01/2024      01/01/2009 A          51,599
----------------------------------------------------------------------------------------------------------------------------
       15,000   Williston, ND Health Facilities
                (Catholic Health Corp.)                               5.500     11/15/2014      11/15/2007 A          15,032
                                                                                                                ------------
                                                                                                                   1,002,948
----------------------------------------------------------------------------------------------------------------------------
OHIO--2.7%
      100,000   Adams County, OH Valley Local
                School District                                       5.250     12/01/2021      12/01/2007 A         100,265
----------------------------------------------------------------------------------------------------------------------------
       70,000   Akron, OH Economic Devel.                             5.000     12/01/2018      12/01/2009 A          71,534
----------------------------------------------------------------------------------------------------------------------------
       70,000   Centerville, OH GO                                    5.625     12/01/2026      12/01/2007 A          70,207
----------------------------------------------------------------------------------------------------------------------------
      850,000   Cleveland, OH Airport (Continental Airlines) 1        5.500     12/01/2008      06/05/2008 C         848,309
----------------------------------------------------------------------------------------------------------------------------
      120,000   Cleveland, OH Airport System                          5.125     01/01/2017      01/01/2008 A         121,458
----------------------------------------------------------------------------------------------------------------------------
      100,000   Cleveland, OH Airport System                          5.125     01/01/2022      01/01/2008 A         101,116
----------------------------------------------------------------------------------------------------------------------------
      235,000   Cleveland, OH Airport System                          5.125     01/01/2027      01/01/2010 A         236,948
----------------------------------------------------------------------------------------------------------------------------
       40,000   Cleveland, OH COP (Cleveland Stadium)                 5.250     11/15/2027      11/15/2007 A          40,860
----------------------------------------------------------------------------------------------------------------------------
       50,000   Columbus, OH Municipal Airport Authority              5.000     01/01/2028      01/01/2008 A          50,687
----------------------------------------------------------------------------------------------------------------------------
       50,000   Columbus, OH Sewer Improvement Bonds                  6.000     09/15/2010      03/15/2008 A          50,175
----------------------------------------------------------------------------------------------------------------------------
       10,000   Cuyahoga County, OH Hospital (University
                Hospitals of Cleveland)                               9.000     06/01/2011      12/01/2007 A          11,034
----------------------------------------------------------------------------------------------------------------------------
    1,250,000   Cuyahoga County, OH Hospital Facilities
                (Canton)                                              7.500     01/01/2030      07/01/2010 A       1,355,663
----------------------------------------------------------------------------------------------------------------------------
       50,000   Dayton, OH Special Facilities (EAFC/EWA
                Obligated Group)                                      5.625     02/01/2018      02/01/2008 A          51,229
----------------------------------------------------------------------------------------------------------------------------
      100,000   Franklin County, OH Mtg.
                (Gateway Apartment Homes)                             5.800     12/20/2028      12/20/2013 A         104,963
----------------------------------------------------------------------------------------------------------------------------
       40,000   Franklin County, OH Mtg.
                (Villas at St. Therese)                               5.250     12/20/2039      12/20/2011 A          40,732
----------------------------------------------------------------------------------------------------------------------------
       20,000   Franklin County, OH Mtg.
                (Villas at St. Therese)                               5.500     07/01/2021      07/01/2008 A          20,171


                  63 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
OHIO Continued
$   3,845,000   Franklin County, OH Multifamily
                (Wellington Hsg. Partners) 1                          5.400%    02/20/2043      02/20/2014 A    $  3,887,218
----------------------------------------------------------------------------------------------------------------------------
    1,895,000   Grove City, OH Tax Increment Financing                5.125     12/01/2016      06/12/2013 C       1,884,596
----------------------------------------------------------------------------------------------------------------------------
       40,000   Hamilton County, OH (Judson Care Center)              6.500     08/01/2026      02/01/2008 A          41,071
----------------------------------------------------------------------------------------------------------------------------
       25,000   Lake County, OH Sewer District
                Improvements                                          5.850     12/01/2016      12/01/2007 A          25,543
----------------------------------------------------------------------------------------------------------------------------
      425,000   Lucas County, OH GO                                   6.500     12/01/2016      12/01/2007 A         434,469
----------------------------------------------------------------------------------------------------------------------------
      200,000   Lucas County, OH Hospital (Toledo Hospital/
                Flower Hospital Obligated Group)                      5.750     11/15/2011      11/15/2007 A         204,314
----------------------------------------------------------------------------------------------------------------------------
       45,000   Lucas-Palmer, OH HDC (Palmer Gardens)                 6.125     07/01/2025      01/01/2008 A          45,047
----------------------------------------------------------------------------------------------------------------------------
       20,000   Miamisburg, OH (Municipal Golf Course)                5.100     12/01/2021      12/01/2007 A          20,022
----------------------------------------------------------------------------------------------------------------------------
       40,000   Middletown, OH GO                                     6.050     12/01/2013      12/01/2007 A          40,075
----------------------------------------------------------------------------------------------------------------------------
       25,000   Montgomery County, OH Multifamily Hsg.
                (Creekside Villas)                                    6.000     09/01/2031      09/01/2009 A          25,381
----------------------------------------------------------------------------------------------------------------------------
       30,000   Muskingum County, OH Hospital Facilities
                (FSCCHM)                                              5.375     02/15/2012      02/15/2008 A          30,038
----------------------------------------------------------------------------------------------------------------------------
      900,000   OH Air Quality Devel. Authority
                (Cincinnati Gas & Electric Company)                   5.450     01/01/2024      01/01/2008 A         901,260
----------------------------------------------------------------------------------------------------------------------------
    3,155,000   OH Air Quality Devel. Authority
                (Cleveland Electric Illuminating Company)             6.000     12/01/2013      12/01/2009 A       3,177,401
----------------------------------------------------------------------------------------------------------------------------
      320,000   OH Air Quality Devel. Authority
                (Cleveland Electric Illuminating Company)             6.000     08/01/2020      02/01/2008 A         326,634
----------------------------------------------------------------------------------------------------------------------------
    1,535,000   OH Air Quality Devel. Authority
                (Cleveland Electric Illuminating Company)             6.100     08/01/2020      08/01/2009 A       1,557,089
----------------------------------------------------------------------------------------------------------------------------
       50,000   OH Capital Corp. for Hsg. (The Conifers)              6.300     06/01/2028      12/01/2007 A          51,221
----------------------------------------------------------------------------------------------------------------------------
      460,000   OH Economic Devel. (Astro Instrumentation)            5.450     06/01/2022      06/01/2012 A         478,524
----------------------------------------------------------------------------------------------------------------------------
       10,000   OH Economic Devel. (Enterprise Bond Fund)             6.500     12/01/2009      12/01/2007 A          10,014
----------------------------------------------------------------------------------------------------------------------------
      240,000   OH Environmental Facilities
                (Ford Motor Company)                                  5.950     09/01/2029      09/01/2011 A         237,523
----------------------------------------------------------------------------------------------------------------------------
       50,000   OH HFA                                                5.250     09/01/2030      09/01/2010 A          51,009
----------------------------------------------------------------------------------------------------------------------------
    2,000,000   OH HFA                                                5.375     03/01/2037      03/01/2016 A       2,134,080
----------------------------------------------------------------------------------------------------------------------------
       25,000   OH HFA                                                5.750     09/01/2030      07/01/2009 A          25,194
----------------------------------------------------------------------------------------------------------------------------
    9,195,000   OH HFA (Residential Mtg.)                             5.625     03/01/2032      04/17/2009 B       9,612,361
----------------------------------------------------------------------------------------------------------------------------
    6,985,000   OH HFA, Series D                                      5.450     09/01/2031      05/16/2009 B       7,230,174
----------------------------------------------------------------------------------------------------------------------------
       90,000   OH Water Devel. Authority                             9.375     12/01/2010      12/01/2007 A          95,857
----------------------------------------------------------------------------------------------------------------------------
      665,000   OH Water Devel. Authority
                (Cincinnati Gas & Electric Company)                   5.450     01/01/2024      01/01/2008 A         668,697
----------------------------------------------------------------------------------------------------------------------------
       10,000   Pleasant, OH Local School District                    5.100     12/01/2018      12/01/2007 A          10,011
----------------------------------------------------------------------------------------------------------------------------
    1,965,000   Port of Greater Cincinnati, OH Devel.
                Authority (Public Parking Infrastructure)             6.300     02/15/2024      02/15/2014 A       2,064,567
----------------------------------------------------------------------------------------------------------------------------
    1,950,000   Port of Greater Cincinnati, OH Devel.
                Authority (Public Parking Infrastructure)             6.400     02/15/2034      02/15/2014 A       2,039,135


                  64 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
OHIO Continued
$     125,000   Reynoldsburg, OH Health Care Facilities
                (Wesley Ridge)                                        6.150%    10/20/2038      10/20/2007 A    $    128,959
----------------------------------------------------------------------------------------------------------------------------
      215,000   Scioto County, OH Marine Terminal Facility
                (Norfolk & Western Railway  Company)                  5.300     08/15/2013      11/19/2008 A         221,416
----------------------------------------------------------------------------------------------------------------------------
       35,000   Toledo, OH Multifamily Hsg.
                (Commodore Perry)                                     5.450     12/01/2028      12/01/2010 A          35,398
----------------------------------------------------------------------------------------------------------------------------
       40,000   Toledo, OH Multifamily Hsg.
                (Hillcrest Apartments)                                5.250     12/01/2018      12/01/2010 A          40,622
----------------------------------------------------------------------------------------------------------------------------
    7,850,000   Toledo-Lucas County, OH Port Authority
                (Bax Global)                                          6.250     11/01/2013      07/19/2010 A       8,109,835
----------------------------------------------------------------------------------------------------------------------------
       25,000   University of Cincinnati, OH COP                      5.500     06/01/2013      12/01/2007 A          25,038
----------------------------------------------------------------------------------------------------------------------------
       90,000   Wadsworth, OH Hsg. Devel. Corp.
                (Medina Hsg.)                                         6.200     03/01/2020      05/21/2017 C          87,159
                                                                                                                ------------
                                                                                                                  49,232,303
----------------------------------------------------------------------------------------------------------------------------
OKLAHOMA--1.4%
      860,000   Ardmore, OK Devel. Authority Tax                      5.000     11/01/2010      12/12/2008 C         850,162
----------------------------------------------------------------------------------------------------------------------------
       85,000   Cherokee County, OK EDA
                (NSU Student Hsg.)                                    5.250     12/01/2034      06/03/2030 C          83,843
----------------------------------------------------------------------------------------------------------------------------
       65,000   Edmond, OK EDA Student Hsg.
                (Collegiate Hsg. Foundation)                          5.375     12/01/2019      04/10/2016 C          64,765
----------------------------------------------------------------------------------------------------------------------------
      385,000   McAlester, OK Public Works Authority                  5.481 3   02/01/2030      02/01/2009 A         112,855
----------------------------------------------------------------------------------------------------------------------------
      125,000   OK HFA (Single Family Homeownership
                Loan Program)                                         5.300     09/01/2026      03/01/2011 A         126,260
----------------------------------------------------------------------------------------------------------------------------
       15,000   OK HFA (Single Family Homeownership
                Loan Program)                                         5.400     09/01/2022      07/21/2010 B          15,289
----------------------------------------------------------------------------------------------------------------------------
      115,000   OK HFA (Single Family Homeownership
                Loan Program)                                         5.500     09/01/2028      03/01/2013 A         116,956
----------------------------------------------------------------------------------------------------------------------------
       30,000   OK HFA (Single Family Homeownership
                Loan Program)                                         5.750     03/01/2029      09/01/2008 B          30,204
----------------------------------------------------------------------------------------------------------------------------
      105,000   OK HFA (Single Family Homeownership
                Loan Program)                                         5.850     09/01/2020      03/01/2011 A         105,920
----------------------------------------------------------------------------------------------------------------------------
       15,000   OK HFA (Single Family Homeownership
                Loan Program)                                         6.200     09/01/2028      03/01/2010 A          15,537
----------------------------------------------------------------------------------------------------------------------------
      650,000   OK HFA (Single Family Homeownership
                Loan Program)                                         6.400     09/01/2030      03/01/2009 A         656,214
----------------------------------------------------------------------------------------------------------------------------
      580,000   OK HFA (Single Family Homeownership
                Loan Program)                                         6.550     03/01/2029      08/01/2008 B         592,418
----------------------------------------------------------------------------------------------------------------------------
       30,000   OK HFA (Single Family Mtg.)                           5.250     03/01/2022      03/01/2012 A          30,643
----------------------------------------------------------------------------------------------------------------------------
       15,000   OK HFA (Single Family Mtg.)                           5.350     09/01/2020      09/01/2010 A          15,208
----------------------------------------------------------------------------------------------------------------------------
       10,000   OK HFA (Single Family Mtg.)                           5.350     09/01/2025      03/01/2013 A          10,066
----------------------------------------------------------------------------------------------------------------------------
       50,000   OK HFA (Single Family Mtg.)                           5.400     09/01/2029      03/01/2013 A          50,784
----------------------------------------------------------------------------------------------------------------------------
       10,000   OK Industries Authority
                (IBMC/ISOCHC/IRH Obligated Group)                     5.000     08/15/2014      08/15/2008 A          10,105


                  65 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
OKLAHOMA Continued
$   1,245,000   Oklahoma County, OK HFA
                (Single Family Mtg.)                                  5.950%    10/01/2035      02/01/2022 A    $  1,313,699
----------------------------------------------------------------------------------------------------------------------------
      210,000   Oklahoma County, OK HFA
                (Single Family Mtg.)                                  5.950     10/01/2035      02/01/2022 A         210,884
----------------------------------------------------------------------------------------------------------------------------
    2,725,000   Oklahoma County, OK HFA
                (Single Family Mtg.)                                  6.600     10/01/2035      02/01/2012 A       2,835,717
----------------------------------------------------------------------------------------------------------------------------
    4,970,730   Tulsa County, OK Home Finance
                Authority (Single Family Mtg.)                        5.250     12/01/2038      12/01/2021 A       5,033,262
----------------------------------------------------------------------------------------------------------------------------
    8,555,000   Tulsa, OK Municipal Airport Trust
                (American Airlines)                                   5.650     12/01/2035      12/01/2008 D       8,535,067
----------------------------------------------------------------------------------------------------------------------------
    5,000,000   Tulsa, OK Municipal Airport Trust
                (American Airlines)                                   6.000     06/01/2035      12/01/2008 D       5,007,900
----------------------------------------------------------------------------------------------------------------------------
       10,000   Tulsa, OK Municipal Airport Trust
                (American Airlines)                                   6.250     06/01/2020      12/01/2007 A          10,002
                                                                                                                ------------
                                                                                                                  25,833,760
----------------------------------------------------------------------------------------------------------------------------
OREGON--0.2%
       10,000   Brooks, OR Community Sewer District                   7.000     06/01/2009      12/01/2007 A          10,056
----------------------------------------------------------------------------------------------------------------------------
       75,000   Northern Wasco County, OR People's Utility
                District (Bonneville Power Administration)            5.200     12/01/2024      12/01/2007 A          75,086
----------------------------------------------------------------------------------------------------------------------------
       25,000   OR Bond Bank (Economic Devel. Dept.)                  6.000     01/01/2015      01/01/2008 A          25,046
----------------------------------------------------------------------------------------------------------------------------
       25,000   OR GO                                                 5.375     08/01/2028      08/01/2009 A          25,144
----------------------------------------------------------------------------------------------------------------------------
       40,000   OR GO (Elderly & Disabled Hsg.)                       5.450     08/01/2012      02/01/2008 A          40,056
----------------------------------------------------------------------------------------------------------------------------
       35,000   OR GO (Elderly & Disabled Hsg.)                       5.450     08/01/2013      02/01/2008 A          35,047
----------------------------------------------------------------------------------------------------------------------------
       20,000   OR GO (Elderly & Disabled Hsg.)                       5.550     08/01/2016      08/01/2008 A          20,015
----------------------------------------------------------------------------------------------------------------------------
       25,000   OR GO (Elderly & Disabled Hsg.)                       5.600     08/01/2019      02/01/2008 A          25,015
----------------------------------------------------------------------------------------------------------------------------
       30,000   OR GO (Elderly & Disabled Hsg.)                       5.700     08/01/2016      08/01/2008 A          30,269
----------------------------------------------------------------------------------------------------------------------------
       35,000   OR GO (Elderly & Disabled Hsg.)                       6.300     08/01/2026      02/01/2008 A          35,035
----------------------------------------------------------------------------------------------------------------------------
      330,000   OR GO (Veterans Welfare)                              6.000     04/01/2032      04/01/2010 A         339,055
----------------------------------------------------------------------------------------------------------------------------
        5,000   OR Health & Science University                        5.250     07/01/2015      01/01/2008 A           5,056
----------------------------------------------------------------------------------------------------------------------------
       50,000   OR Hsg. & Community Services Dept.
                (Multifamily)                                         5.700     07/01/2029      07/01/2009 A          50,574
----------------------------------------------------------------------------------------------------------------------------
       10,000   OR Hsg. & Community Services Dept.
                (Multifamily), Series A                               5.100     07/01/2021      07/01/2011 A          10,065
----------------------------------------------------------------------------------------------------------------------------
      210,000   OR Hsg. & Community Services Dept.
                (Multifamily), Series A                               5.950     07/01/2030      07/01/2010 A         214,007
----------------------------------------------------------------------------------------------------------------------------
       50,000   OR Hsg. & Community Services Dept.
                (Multifamily), Series A                               6.050     07/01/2042      07/01/2010 A          50,914
----------------------------------------------------------------------------------------------------------------------------
       50,000   OR Hsg. & Community Services Dept.
                (Single Family Mtg.), Series A                        5.150     07/01/2028      07/01/2011 A          50,208
----------------------------------------------------------------------------------------------------------------------------
       75,000   OR Hsg. & Community Services Dept.
                (Single Family Mtg.), Series A                        5.800     07/01/2016      01/01/2008 A          76,164
----------------------------------------------------------------------------------------------------------------------------
        5,000   OR Hsg. & Community Services Dept.
                (Single Family Mtg.), Series A                        6.200     07/01/2027      07/01/2009 A           5,101


                  66 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
OREGON Continued
$      10,000   OR Hsg. & Community Services Dept.
                (Single Family Mtg.), Series B                        5.200%    07/01/2009      01/01/2008 A    $     10,099
----------------------------------------------------------------------------------------------------------------------------
       30,000   OR Hsg. & Community Services Dept.
                (Single Family Mtg.), Series B                        5.450     07/01/2029      09/15/2008 B          30,399
----------------------------------------------------------------------------------------------------------------------------
      270,000   OR Hsg. & Community Services Dept.
                (Single Family Mtg.), Series B                        5.750     07/01/2025      10/13/2007 B         272,176
----------------------------------------------------------------------------------------------------------------------------
       10,000   OR Hsg. & Community Services Dept.
                (Single Family Mtg.), Series B                        6.200     07/01/2027      07/01/2008 A          10,089
----------------------------------------------------------------------------------------------------------------------------
        5,000   OR Hsg. & Community Services Dept.
                (Single Family Mtg.), Series C                        6.400     07/01/2026      07/01/2008 A           5,005
----------------------------------------------------------------------------------------------------------------------------
       20,000   OR Hsg. & Community Services Dept.
                (Single Family Mtg.), Series E                        6.000     07/01/2027      01/01/2008 A          20,328
----------------------------------------------------------------------------------------------------------------------------
       30,000   OR Hsg. & Community Services Dept.
                (Single Family Mtg.), Series F                        5.250     07/01/2022      12/15/2009 B          31,384
----------------------------------------------------------------------------------------------------------------------------
      235,000   OR Hsg. & Community Services Dept.
                (Single Family Mtg.), Series F                        5.650     07/01/2028      07/01/2009 A         236,824
----------------------------------------------------------------------------------------------------------------------------
       80,000   OR Hsg. & Community Services Dept.
                (Single Family Mtg.), Series H                        5.650     07/01/2028      07/01/2009 A          80,851
----------------------------------------------------------------------------------------------------------------------------
       45,000   OR Hsg. & Community Services Dept.
                (Single Family Mtg.), Series H                        6.000     07/01/2027      07/01/2008 A          45,348
----------------------------------------------------------------------------------------------------------------------------
       10,000   OR Hsg. & Community Services Dept.
                (Single Family Mtg.), Series M                        5.700     07/01/2011      07/01/2009 A          10,233
----------------------------------------------------------------------------------------------------------------------------
      120,000   OR Hsg. & Community Services Dept.,
                Series B                                              5.900     07/01/2019      07/01/2009 A         121,904
----------------------------------------------------------------------------------------------------------------------------
       25,000   Port of Portland, OR Airport
                (Portland International Airport)                      5.500     07/01/2018      07/01/2009 A          25,757
----------------------------------------------------------------------------------------------------------------------------
       55,000   Port Umatilla, OR Water                               6.375     08/01/2009      02/01/2008 A          55,441
----------------------------------------------------------------------------------------------------------------------------
       35,000   Port Umatilla, OR Water                               6.450     08/01/2014      02/01/2008 A          35,282
----------------------------------------------------------------------------------------------------------------------------
        5,000   Portland, OR Multifamily Hsg.
                (Collins Circle Apartments)                           5.125     06/01/2021      06/01/2009 A           5,021
----------------------------------------------------------------------------------------------------------------------------
      495,000   Washington County, OR Hsg. Authority
                (Bethany Meadows II)                                  5.850     09/01/2027      09/01/2008 A         507,494
----------------------------------------------------------------------------------------------------------------------------
    1,000,000   Western Generation, OR Agency
                Cogeneration (Wauna Cogeneration)                     5.000     01/01/2016      03/24/2015 C         975,170
                                                                                                                ------------
                                                                                                                   3,600,718
----------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--2.2%
    7,375,000   Allegheny County, PA Airport
                (Pittsburgh International Airport)                    5.000     01/01/2019      01/01/2008 A       7,468,146
----------------------------------------------------------------------------------------------------------------------------
    1,250,000   Allegheny County, PA HDA
                (West Penn Allegheny Health System) 1                 9.250     11/15/2022      11/15/2012 A       1,478,363
----------------------------------------------------------------------------------------------------------------------------
    1,100,000   Carbon County, PA IDA
                (Panther Creek Partners)                              6.650     05/01/2010      11/17/2007 C       1,142,482
----------------------------------------------------------------------------------------------------------------------------
       10,000   Lycoming County, PA Hospital Authority
                (Divine Providence Hospital)                          5.375     11/15/2010      11/15/2007 A          10,020


                  67 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$  12,300,000   PA EDFA (National Gypsum Company)                     6.125%    11/02/2027      11/02/2010 A    $ 12,529,272
----------------------------------------------------------------------------------------------------------------------------
    8,120,000   PA EDFA (National Gypsum Company)                     6.250     11/01/2027      10/01/2007 A       8,322,269
----------------------------------------------------------------------------------------------------------------------------
    6,300,000   PA EDFA (Northampton Generating)                      6.400     01/01/2009      01/01/2008 A       6,306,678
----------------------------------------------------------------------------------------------------------------------------
    2,000,000   PA EDFA (Northampton Generating)                      6.500     01/01/2013      01/01/2008 A       2,026,340
----------------------------------------------------------------------------------------------------------------------------
      475,000   Philadelphia, PA Authority for
                Industrial Devel. (Cathedral Village)                 5.750     04/01/2034      07/02/2024 C         470,621
----------------------------------------------------------------------------------------------------------------------------
       25,000   Philadelphia, PA Authority for
                Industrial Devel. (Philadelphia Airport)              5.000     07/01/2015      07/01/2008 A          25,415
                                                                                                                ------------
                                                                                                                  39,779,606
----------------------------------------------------------------------------------------------------------------------------
RHODE ISLAND--1.8%
    3,500,000   Central Falls, RI Detention Facility                  6.750     01/15/2013      05/17/2011 C       3,682,735
----------------------------------------------------------------------------------------------------------------------------
      190,000   RI Clean Water Finance Agency
                (Triton Ocean)                                        5.800     09/01/2022      03/01/2008 A         194,041
----------------------------------------------------------------------------------------------------------------------------
       80,000   RI Health & Educational Building Corp.
                (Johnson & Wales University)                          6.100     04/01/2026      10/01/2007 A          80,910
----------------------------------------------------------------------------------------------------------------------------
       50,000   RI Health & Educational Building Corp.
                (Lifespan)                                            5.250     05/15/2026      11/15/2007 A          50,967
----------------------------------------------------------------------------------------------------------------------------
       25,000   RI Hsg. & Mtg. Finance Corp.
                (Homeownership Opportunity)                           5.200     04/01/2019      10/01/2009 A          25,256
----------------------------------------------------------------------------------------------------------------------------
       30,000   RI Hsg. & Mtg. Finance Corp.
                (Homeownership Opportunity)                           5.400     10/01/2026      04/01/2008 A          31,125
----------------------------------------------------------------------------------------------------------------------------
       25,000   RI Hsg. & Mtg. Finance Corp. (Rental Hsg.)            5.375     04/01/2024      10/01/2012 A          25,432
----------------------------------------------------------------------------------------------------------------------------
      115,000   RI Hsg. & Mtg. Finance Corp. (Rental Hsg.)            5.500     04/01/2034      10/01/2012 A         116,934
----------------------------------------------------------------------------------------------------------------------------
       40,000   RI Student Loan Authority                             6.450     12/01/2015      12/01/2007 A          40,134
----------------------------------------------------------------------------------------------------------------------------
    1,370,000   RI Tobacco Settlement
                Financing Corp. (TASC)                                6.250     06/01/2042      06/01/2012 A       1,388,920
----------------------------------------------------------------------------------------------------------------------------
    3,140,000   RI Tobacco Settlement
                Financing Corp. (TASC), Series A                      6.000     06/01/2023      01/12/2010 B       3,227,480
----------------------------------------------------------------------------------------------------------------------------
   24,345,000   RI Tobacco Settlement
                Financing Corp. (TASC), Series A                      6.125     06/01/2032      06/01/2012 A      24,953,382
                                                                                                                ------------
                                                                                                                  33,817,316
----------------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA--2.4%
      215,000   Charleston County, SC Hospital Facilities
                (Medical Society Health)                              5.000     10/01/2022      10/01/2007 A         216,380
----------------------------------------------------------------------------------------------------------------------------
      485,000   Charleston County, SC Hospital Facilities
                (Medical Society Health)                              5.500     10/01/2019      10/01/2007 A         489,224
----------------------------------------------------------------------------------------------------------------------------
       40,000   Charleston County, SC Hospital Facilities
                (Medical Society Health)                              6.000     10/01/2009      10/01/2007 A          40,077
----------------------------------------------------------------------------------------------------------------------------
       15,000   Charleston County, SC School District Devel.
                Corp. COP (Central Administrative Building)           6.125     02/01/2008      02/01/2008            15,117
----------------------------------------------------------------------------------------------------------------------------
       10,000   Colleton County, SC GO                                5.500     03/01/2008      03/01/2008            10,012
----------------------------------------------------------------------------------------------------------------------------
    2,550,000   Darlington County, SC Industrial Devel.
                (Sonoco Products Company)                             6.000     04/01/2026      10/01/2007 A       2,558,747


                  68 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA Continued
$   3,310,000   Darlington County, SC Industrial Devel.
                (Sonoco Products Company)                             6.125%    06/01/2025      12/01/2007 A    $  3,314,237
----------------------------------------------------------------------------------------------------------------------------
       20,000   Georgetown County, SC Environmental
                Improvement (International Paper Company)             5.700     10/01/2021      10/01/2009 A          20,183
----------------------------------------------------------------------------------------------------------------------------
       70,000   Horry County, SC Airport                              5.700     07/01/2027      01/01/2008 A          71,479
----------------------------------------------------------------------------------------------------------------------------
       50,000   Laurens County, SC GO                                 6.000     04/01/2008      10/01/2007 A          50,614
----------------------------------------------------------------------------------------------------------------------------
       70,000   Marion County, SC Hospital District                   5.500     11/01/2015      11/01/2007 A          70,113
----------------------------------------------------------------------------------------------------------------------------
      530,000   Orangeburg County, SC Solid Waste
                (South Carolina Electric & Gas Company)               5.700     11/01/2024      09/01/2009 A         533,933
----------------------------------------------------------------------------------------------------------------------------
      340,000   Piedmont, SC Municipal Power Agency                   5.000     01/01/2025      01/01/2008 A         340,316
----------------------------------------------------------------------------------------------------------------------------
      110,000   Piedmont, SC Municipal Power Agency                   5.250     01/01/2021      01/01/2011 A         111,568
----------------------------------------------------------------------------------------------------------------------------
    2,335,000   Richland County, SC Environmental
                Improvement (International Paper Company)             6.100     04/01/2023      04/01/2014 A       2,443,344
----------------------------------------------------------------------------------------------------------------------------
    1,630,000   SC Connector 2000 Assoc. Toll Road,
                Series B 1                                            4.673 3   01/01/2011      01/01/2010 A       1,352,297
----------------------------------------------------------------------------------------------------------------------------
    1,735,000   SC Connector 2000 Assoc. Toll Road,
                Series B 1                                            5.604 3   01/01/2021      01/01/2021           785,417
----------------------------------------------------------------------------------------------------------------------------
      720,000   SC Connector 2000 Assoc. Toll Road,
                Series B                                              5.702 3   01/01/2026      01/01/2010 A         237,607
----------------------------------------------------------------------------------------------------------------------------
       20,000   SC Education Assistance Authority
                (Student Loans)                                       6.000     09/01/2008      03/01/2008 A          20,026
----------------------------------------------------------------------------------------------------------------------------
      725,000   SC Educational Facilities Authority
                (Benedict College)                                    5.750     07/01/2017      07/01/2014 A         771,567
----------------------------------------------------------------------------------------------------------------------------
       25,000   SC GO                                                 5.250     06/01/2009      06/01/2008 A          25,036
----------------------------------------------------------------------------------------------------------------------------
       25,000   SC GO                                                 5.250     06/01/2010      06/01/2008 A          25,035
----------------------------------------------------------------------------------------------------------------------------
      570,000   SC Hsg. Finance & Devel. Authority                    5.875     07/01/2009      07/01/2009           572,542
----------------------------------------------------------------------------------------------------------------------------
       25,000   SC Hsg. Finance & Devel. Authority                    5.950     07/01/2029      05/01/2009 A          25,364
----------------------------------------------------------------------------------------------------------------------------
       90,000   SC Hsg. Finance & Devel. Authority, Series A          5.400     07/01/2021      01/01/2011 A          91,536
----------------------------------------------------------------------------------------------------------------------------
       50,000   SC Hsg. Finance & Devel. Authority, Series A          6.200     07/01/2015      05/01/2008 A          50,257
----------------------------------------------------------------------------------------------------------------------------
       10,000   SC Hsg. Finance & Devel. Authority, Series A-2        5.300     07/01/2019      07/01/2009 A          10,092
----------------------------------------------------------------------------------------------------------------------------
        5,000   SC Hsg. Finance & Devel. Authority, Series A-2        6.750     07/01/2026      01/01/2008 A           5,005
----------------------------------------------------------------------------------------------------------------------------
       10,000   SC Ports Authority                                    5.000     07/01/2017      07/01/2008 A          10,156
----------------------------------------------------------------------------------------------------------------------------
       25,000   SC Ports Authority                                    5.000     07/01/2018      07/01/2008 A          25,373
----------------------------------------------------------------------------------------------------------------------------
      160,000   SC Ports Authority                                    5.300     07/01/2026      02/01/2008 A         162,714
----------------------------------------------------------------------------------------------------------------------------
   11,030,000   SC Tobacco Settlement Management
                Authority, Series B                                   6.000     05/15/2022      06/05/2010 B      11,343,031
----------------------------------------------------------------------------------------------------------------------------
   15,475,000   SC Tobacco Settlement Management
                Authority, Series B                                   6.375     05/15/2028      05/15/2012 A      15,922,073
----------------------------------------------------------------------------------------------------------------------------
    2,205,000   SC Tobacco Settlement Management
                Authority, Series B                                   6.375     05/15/2030      04/28/2017 C       2,319,109
----------------------------------------------------------------------------------------------------------------------------
      130,000   SC Western Carolina Regional
                Sewer Authority                                       5.500     03/01/2010      09/01/2009 A         134,445
----------------------------------------------------------------------------------------------------------------------------
       20,000   Spartanburg County, SC Health Services                5.300     04/15/2025      10/15/2007 A          20,022


                  69 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA Continued
$      25,000   Spartanburg County, SC Health Services                5.500%    04/15/2015      10/15/2007 A    $     25,032
----------------------------------------------------------------------------------------------------------------------------
      310,000   Spartanburg County, SC Health Services,
                Series A                                              5.500     04/15/2027      10/15/2007 A         316,544
                                                                                                                ------------
                                                                                                                  44,535,624
----------------------------------------------------------------------------------------------------------------------------
SOUTH DAKOTA--1.7%
       20,000   Grant County, SD Pollution Control
                (Northwestern Public Service Company)                 5.900     06/01/2023      06/01/2008 A          20,037
----------------------------------------------------------------------------------------------------------------------------
       10,000   Grant County, SD Pollution Control
                (Northwestern Public Service Company)                 5.900     06/01/2023      12/01/2007 A          10,018
----------------------------------------------------------------------------------------------------------------------------
   14,255,000   SD Education Loans                                    5.600     06/01/2020      06/01/2010 A      14,647,440
----------------------------------------------------------------------------------------------------------------------------
   10,450,000   SD Educational Enhancement Funding
                Corp. Tobacco Settlement                              6.500     06/01/2032      06/01/2013 A      10,770,397
----------------------------------------------------------------------------------------------------------------------------
       50,000   SD H&EFA (Prairie Lakes Health Care System)           5.650     04/01/2022      04/01/2010 A          50,782
----------------------------------------------------------------------------------------------------------------------------
       40,000   SD Hsg. Devel. Authority (Homeownership)              5.375     05/01/2018      05/01/2010 A          40,636
----------------------------------------------------------------------------------------------------------------------------
    4,845,000   SD Hsg. Devel. Authority (Homeownership)              5.375     05/01/2018      11/01/2009 B       4,892,966
----------------------------------------------------------------------------------------------------------------------------
    1,820,000   SD Hsg. Devel. Authority (Homeownership)              5.750     05/01/2031      11/01/2015 A       1,927,962
                                                                                                                ------------
                                                                                                                  32,360,238
----------------------------------------------------------------------------------------------------------------------------
TENNESSEE--0.4%
       10,000   Blount County, TN Hospital, Series B                  5.125     07/01/2019      01/01/2008 A          10,020
----------------------------------------------------------------------------------------------------------------------------
       45,000   Johnson City, TN H&EFB
                (Johnson City Medical Center)                         5.250     07/01/2016      01/01/2008 A          45,054
----------------------------------------------------------------------------------------------------------------------------
      200,000   Knox County, TN HE&HF (Baptist Health
                System of East Tennessee)                             5.500     04/15/2011      10/15/2007 A         203,046
----------------------------------------------------------------------------------------------------------------------------
       60,000   Knox County, TN HE&HF (Baptist Health
                System of East Tennessee)                             5.500     04/15/2017      10/15/2007 A          60,671
----------------------------------------------------------------------------------------------------------------------------
    1,000,000   Maury County, TN Industrial Devel. Board
                (Occidental Petroleum Corp.)                          6.250     08/01/2018      08/01/2011 A       1,060,860
----------------------------------------------------------------------------------------------------------------------------
        5,000   Memphis, TN HFC (Saint's Court Apartments)            6.000     09/01/2013      03/01/2008 A           5,008
----------------------------------------------------------------------------------------------------------------------------
       25,000   Memphis-Shelby County, TN
                Airport Authority                                     6.000     03/01/2024      03/01/2010 A          26,261
----------------------------------------------------------------------------------------------------------------------------
      110,000   Metropolitan Government Nashville &
                Davidson County, TN Water & Sewer                     5.500     01/01/2016      01/01/2008 A         113,876
----------------------------------------------------------------------------------------------------------------------------
       50,000   Shelby County, TN HE&HF (Christian
                Brothers University)                                  5.750     09/01/2012      03/01/2008 A          50,045
----------------------------------------------------------------------------------------------------------------------------
      395,000   Shelby County, TN HE&HF
                (Methodist Health Systems)                            5.250     08/01/2015      02/01/2008 A         395,419
----------------------------------------------------------------------------------------------------------------------------
    3,000,000   Smyrna, TN Hsg. Assoc.
                (Imperial Garden Apartments)                          6.450     10/20/2035      10/20/2010 A       3,230,670
----------------------------------------------------------------------------------------------------------------------------
       85,000   South Fulton, TN Industrial Devel. Board
                (Tyson Foods)                                         6.350     10/01/2015      10/01/2007 A          85,078
----------------------------------------------------------------------------------------------------------------------------
       50,000   South Fulton, TN Industrial Devel. Board
                (Tyson Foods)                                         6.400     10/01/2020      10/01/2007 A          50,015
----------------------------------------------------------------------------------------------------------------------------
       15,000   TN Hsg. Devel. Agency (Homeownership)                 5.250     07/01/2022      01/01/2012 A          15,089


                  70 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
TENNESSEE Continued
$      40,000   TN Hsg. Devel. Agency (Homeownership)                 5.375%    07/01/2023      07/01/2010 A    $     40,926
----------------------------------------------------------------------------------------------------------------------------
    1,020,000   TN Hsg. Devel. Agency (Homeownership)                 5.400     07/01/2009      01/01/2008 A       1,024,366
----------------------------------------------------------------------------------------------------------------------------
       25,000   TN Hsg. Devel. Agency (Homeownership)                 5.500     07/01/2013      01/01/2010 A          25,588
----------------------------------------------------------------------------------------------------------------------------
       80,000   TN Hsg. Devel. Agency (Homeownership)                 5.550     01/01/2021      01/01/2011 A          81,563
----------------------------------------------------------------------------------------------------------------------------
       30,000   TN Hsg. Devel. Agency (Homeownership)                 5.850     07/01/2023      07/01/2009 A          30,255
----------------------------------------------------------------------------------------------------------------------------
       25,000   TN Hsg. Devel. Agency (Homeownership)                 6.000     07/01/2011      07/01/2010 A          25,685
----------------------------------------------------------------------------------------------------------------------------
       10,000   TN Hsg. Devel. Agency (Homeownership)                 6.050     07/01/2016      07/01/2008 A          10,090
----------------------------------------------------------------------------------------------------------------------------
       10,000   TN Hsg. Devel. Agency (Homeownership)                 6.375     07/01/2022      07/01/2008 A          10,159
----------------------------------------------------------------------------------------------------------------------------
       20,000   Unicoi County, TN Health Educational &
                Hsg. Facilities (Erwin Health Care Associates)        5.875     03/20/2016      03/20/2008 A          20,025
                                                                                                                ------------
                                                                                                                   6,619,769
----------------------------------------------------------------------------------------------------------------------------
TEXAS--13.5%
    6,350,000   Angelina & Neches, TX River Authority
                (Temple-Inland)                                       5.650     09/01/2012      09/02/2008 A       6,407,150
----------------------------------------------------------------------------------------------------------------------------
   24,700,000   Austin, TX Convention Enterprises
                (Convention Center)                                   5.750     01/01/2032      01/01/2011 A      26,352,677
----------------------------------------------------------------------------------------------------------------------------
    8,590,000   Austin, TX Convention Enterprises
                (Convention Center)                                   6.000     01/01/2023      01/01/2011 A       9,230,299
----------------------------------------------------------------------------------------------------------------------------
       65,000   Austin, TX Higher Education Authority
                (St. Edwards University)                              5.250     08/01/2023      08/01/2008 A          65,930
----------------------------------------------------------------------------------------------------------------------------
      605,000   Austin, TX Utility System                             6.730 3   11/15/2014      11/15/2007 A         363,230
----------------------------------------------------------------------------------------------------------------------------
      110,000   Bexar County, TX GO                                   5.750     08/15/2022      08/15/2010 A         114,832
----------------------------------------------------------------------------------------------------------------------------
      150,000   Bexar County, TX HFC (American
                Opportunity for Hsg.-Cinnamon Creek)                  5.750     12/01/2013      05/25/2011 B         151,265
----------------------------------------------------------------------------------------------------------------------------
      120,000   Bexar County, TX HFC (Doral Club)                     8.750     10/01/2036      10/01/2036           113,124
----------------------------------------------------------------------------------------------------------------------------
      410,000   Bexar, TX Metropolitan Water District                 5.357 3   05/01/2032      05/01/2014 A         109,220
----------------------------------------------------------------------------------------------------------------------------
    4,410,000   Brazos River Authority, TX
                (Centerpoint Energy)                                  7.750     12/01/2018      12/01/2008 A       4,575,419
----------------------------------------------------------------------------------------------------------------------------
    1,085,000   Brazos River Authority, TX (Johnson County
                Surface Water and Treatment System) 1                 5.800     09/01/2011      03/01/2008 A       1,086,747
----------------------------------------------------------------------------------------------------------------------------
   12,190,000   Brazos River Authority, TX (TXU Energy
                Company)                                              5.750     05/01/2036      11/01/2011 D      12,148,920
----------------------------------------------------------------------------------------------------------------------------
    2,135,000   Brazos River Authority, TX (TXU Energy
                Company)                                              6.300     07/01/2032      07/01/2014 A       2,170,740
----------------------------------------------------------------------------------------------------------------------------
   14,080,000   Brazos River Authority, TX (TXU Energy
                Company)                                              6.750     04/01/2038      04/01/2013 A      14,583,642
----------------------------------------------------------------------------------------------------------------------------
      150,000   Brazos River Authority, TX (TXU Energy
                Company)                                              6.750     10/01/2038      10/01/2014 A         155,631
----------------------------------------------------------------------------------------------------------------------------
    6,325,000   Brazos River Authority, TX (TXU Energy
                Company) 1                                            7.700     04/01/2033      04/01/2013 A       6,898,172
----------------------------------------------------------------------------------------------------------------------------
      290,000   Brazos River, TX Harbor Navigation District
                (Dow Chemical Company)                                6.625     05/15/2033      05/15/2012 A         310,323


                  71 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
TEXAS Continued
$  17,845,000   Capital Area, TX HFC
                (AHF Affordable Hsg.) 5,7                             6.800%    01/01/2039      10/11/2007 D    $ 17,845,000
----------------------------------------------------------------------------------------------------------------------------
       25,000   Cass County, TX IDC
                (International Paper Company)                         6.000     09/01/2025      09/01/2012 A          25,743
----------------------------------------------------------------------------------------------------------------------------
      285,000   Cass County, TX IDC
                (International Paper Company)                         6.600     03/15/2024      03/15/2010 A         297,460
----------------------------------------------------------------------------------------------------------------------------
      580,000   Charterwood, TX Municipal Utility District            5.800     05/01/2009      11/01/2007 A         580,679
----------------------------------------------------------------------------------------------------------------------------
       50,000   Collin County, TX (Community College
                District Foundation)                                  5.150     02/01/2013      02/01/2008 A          50,061
----------------------------------------------------------------------------------------------------------------------------
       60,000   Collin County, TX HFC (Community
                College District Foundation)                          5.250     06/01/2023      12/01/2009 A          60,221
----------------------------------------------------------------------------------------------------------------------------
        5,000   Connally, TX Consolidated Independent
                School District                                       5.625     08/15/2029      02/15/2008 A           5,007
----------------------------------------------------------------------------------------------------------------------------
   15,500,000   Dallas-Fort Worth, TX International Airport 2         5.000     11/01/2015      11/01/2008 A      15,854,408
----------------------------------------------------------------------------------------------------------------------------
   20,000,000   Dallas-Fort Worth, TX International Airport 2         5.500     11/01/2021      11/01/2009 A      20,492,500
----------------------------------------------------------------------------------------------------------------------------
   10,000,000   Dallas-Fort Worth, TX International Airport 2         5.500     11/01/2035      11/01/2011 A      10,329,100
----------------------------------------------------------------------------------------------------------------------------
   15,000,000   Dallas-Fort Worth, TX International Airport 2         6.125     11/01/2035      01/01/2035 A      15,600,750
----------------------------------------------------------------------------------------------------------------------------
      395,000   Dallas-Fort Worth, TX International Airport           5.000     11/01/2035      11/01/2009 A         395,213
----------------------------------------------------------------------------------------------------------------------------
      100,000   Dallas-Fort Worth, TX International Airport           5.000     11/01/2035      11/01/2008 A         100,027
----------------------------------------------------------------------------------------------------------------------------
       55,000   Dallas-Fort Worth, TX Regional Airport
                (Dallas-Fort Worth International Airport)             5.500     11/01/2013      11/01/2007 A          55,065
----------------------------------------------------------------------------------------------------------------------------
      100,000   De Soto, TX Park Devel. Corp. 1                       5.250     02/15/2016      02/15/2016           100,135
----------------------------------------------------------------------------------------------------------------------------
       15,000   Dilley, TX Special Project
                (Dept. of Criminal Justice)                           7.000     04/01/2009      10/01/2007 A          15,258
----------------------------------------------------------------------------------------------------------------------------
      115,000   Fort Bend County, TX Municipal Utility
                District No. 23                                       6.125     09/01/2028      03/01/2008 A         115,184
----------------------------------------------------------------------------------------------------------------------------
       70,000   Galveston, TX HFC (Friendswood)                       6.250     04/01/2029      10/01/2007 A          70,683
----------------------------------------------------------------------------------------------------------------------------
      350,000   Guadalupe-Blanco, TX River Authority
                (E.I. Dupont De Nemours)                              5.500     05/01/2029      05/01/2009 A         356,615
----------------------------------------------------------------------------------------------------------------------------
      110,000   Gulf Coast, TX IDA (Valero Energy Corp.)              5.600     12/01/2031      12/01/2031           107,990
----------------------------------------------------------------------------------------------------------------------------
      260,000   Gulf Coast, TX IDA Solid Waste
                (Citgo Petroleum Corp.)                               8.000     04/01/2028      04/01/2012 A         288,922
----------------------------------------------------------------------------------------------------------------------------
    3,575,000   Gulf Coast, TX Waste Disposal Authority
                (International Paper Company) 1                       6.100     08/01/2024      08/01/2012 A       3,703,915
----------------------------------------------------------------------------------------------------------------------------
      540,000   Gulf Coast, TX Waste Disposal Authority
                (Valero Energy Corp.)                                 5.600     04/01/2032      04/01/2032           540,319
----------------------------------------------------------------------------------------------------------------------------
       30,000   Gulf Coast, TX Waste Disposal Authority
                (Valero Energy Corp.)                                 6.650     04/01/2032      04/01/2011 A          31,423
----------------------------------------------------------------------------------------------------------------------------
   15,000,000   Harris County, TX (Toll Road) 2                       5.250     08/15/2035      08/15/2009 A      15,702,300
----------------------------------------------------------------------------------------------------------------------------
    2,449,000   Harris County, TX HFC                                 6.300     09/01/2032      01/18/2008 B       2,470,796
----------------------------------------------------------------------------------------------------------------------------
       80,000   Harris County, TX IDC (Continental Airlines)          5.375     07/01/2019      08/09/2014 C          74,350
----------------------------------------------------------------------------------------------------------------------------
       25,000   Harris County, TX Municipal Utility
                District No. 147                                      5.800     09/01/2008      03/01/2008 A          25,012


                  72 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
TEXAS Continued
$   2,319,000   Heart of TX HFC (Waco Parkside Village) 1             7.400%    09/20/2035      09/20/2011 A    $  2,483,742
----------------------------------------------------------------------------------------------------------------------------
      520,000   Houston, TX Airport Special Facilities
                (Continental Airlines)                                5.500     07/15/2017      01/15/2008 A         520,520
----------------------------------------------------------------------------------------------------------------------------
    5,265,000   Houston, TX Airport Special Facilities
                (Continental Airlines) 1                              6.125     07/15/2017      07/15/2008 A       5,265,369
----------------------------------------------------------------------------------------------------------------------------
      895,000   Houston, TX Airport System                            5.000     07/01/2025      07/01/2008 A         896,647
----------------------------------------------------------------------------------------------------------------------------
       10,000   Houston, TX Airport System (People Mover)             5.375     07/15/2012      01/15/2008 A          10,013
----------------------------------------------------------------------------------------------------------------------------
       45,000   Houston, TX Airport System, Series A                  5.000     07/01/2028      07/01/2008 A          45,059
----------------------------------------------------------------------------------------------------------------------------
       60,000   Houston, TX Airport System, Series A                  5.125     07/01/2032      07/01/2012 A          60,461
----------------------------------------------------------------------------------------------------------------------------
    2,130,000   Houston, TX Hsg. Corp. (6800 Long Drive
                Apartments)                                           6.625     02/01/2020      02/01/2008 A       2,167,722
----------------------------------------------------------------------------------------------------------------------------
       80,000   Leander, TX Independent School District               5.562 3   08/15/2015      08/15/2008 A          51,633
----------------------------------------------------------------------------------------------------------------------------
       90,000   Lewisville, TX HFC (Lewisville Limited)               5.600     12/01/2029      12/01/2007 A          90,041
----------------------------------------------------------------------------------------------------------------------------
      190,000   Lubbock, TX HFC (Las Colinas Quail Creek
                Apartments)                                           6.750     07/01/2012      04/13/2010 C         189,478
----------------------------------------------------------------------------------------------------------------------------
       25,000   Matagorda County, TX Navigation District
                (Centerpoint Energy)                                  5.250     11/01/2029      11/01/2008 A          25,477
----------------------------------------------------------------------------------------------------------------------------
      135,000   Matagorda County, TX Navigation District
                (Centerpoint Energy)                                  8.000     05/01/2029      04/10/2008 A         139,676
----------------------------------------------------------------------------------------------------------------------------
       40,000   Metro, TX HFDC (Wilson N. Jones
                Memorial Hospital)                                    5.500     01/01/2012      01/01/2008 A          40,055
----------------------------------------------------------------------------------------------------------------------------
       10,000   Metro, TX HFDC (Wilson N. Jones
                Memorial Hospital)                                    5.600     01/01/2017      01/01/2008 A          10,151
----------------------------------------------------------------------------------------------------------------------------
       50,000   Montgomery County, TX Municipal Utility
                District No. 40 (Waterworks & Sewer)                  5.000     03/01/2019      03/01/2008 A          50,051
----------------------------------------------------------------------------------------------------------------------------
       40,000   North Central, TX HFDC                                5.375     02/15/2026      02/15/2008 A          41,066
----------------------------------------------------------------------------------------------------------------------------
       25,000   North Forest, TX Municipal Water District
                (Murphy Sanitation & Sewer System)                    6.200     07/10/2009      01/10/2008 A          25,041
----------------------------------------------------------------------------------------------------------------------------
      105,000   Nueces County, TX HFC
                (Dolphins Landing Apartments)                         8.000     07/01/2030      07/01/2010 A         116,389
----------------------------------------------------------------------------------------------------------------------------
    3,000,000   Permian Basin, TX HFC (Single Family Mtg.)            5.650     01/01/2038      07/01/2016 A       3,219,780
----------------------------------------------------------------------------------------------------------------------------
      400,000   Permian Basin, TX HFC (Single Family Mtg.)            5.750     01/01/2038      07/01/2016 A         410,924
----------------------------------------------------------------------------------------------------------------------------
      295,000   Pflugerville, TX Independent School District          5.300     08/15/2010      02/01/2008 A         295,386
----------------------------------------------------------------------------------------------------------------------------
    5,010,000   Port of Corpus Christi, TX IDC
                (Valero Energy Corp.)                                 5.400     04/01/2018      04/01/2010 A       5,058,647
----------------------------------------------------------------------------------------------------------------------------
    3,500,000   Sabine Neches, TX HFC (Single Family Mtg.)            4.875 6   12/01/2039      12/01/2039         3,378,340
----------------------------------------------------------------------------------------------------------------------------
      620,000   Sabine, TX River Authority Pollution Control
                (TXU Electric Company)                                6.450     06/01/2021      06/01/2010 A         631,563
----------------------------------------------------------------------------------------------------------------------------
       30,000   San Marcos, TX Hsg. Authority                         5.800     11/01/2010      11/01/2007 A          30,509
----------------------------------------------------------------------------------------------------------------------------
    1,100,000   Southeast TX HFC                                      4.750     01/01/2037      02/15/2009 B       1,102,343
----------------------------------------------------------------------------------------------------------------------------
       15,000   Southlake Parks, TX Devel. Corp.                      5.375     08/15/2021      02/15/2008 A          15,019
----------------------------------------------------------------------------------------------------------------------------
       20,000   Southwest TX Higher Education Authority
                (Southern Methodist University)                       5.000     10/01/2018      10/01/2008 A          20,493


                  73 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
TEXAS Continued
$     115,000   Texoma Area, TX Solid Waste Authority
                (Initial Facility)                                    5.500%    02/15/2029      02/15/2010 A    $    116,140
----------------------------------------------------------------------------------------------------------------------------
      235,000   Trinity, TX River Authority
                (TXU Energy Company)                                  6.250     05/01/2028      05/01/2013 A         237,037
----------------------------------------------------------------------------------------------------------------------------
    3,515,000   TX Affordable Hsg. Corp.
                (Fire Fighter & Law Security)                         5.250     09/01/2039      09/01/2020 A       3,549,377
----------------------------------------------------------------------------------------------------------------------------
       25,000   TX College Student Loans                              5.000     08/01/2013      02/01/2008 A          25,017
----------------------------------------------------------------------------------------------------------------------------
       25,000   TX College Student Loans                              5.000     08/01/2021      02/01/2008 A          25,006
----------------------------------------------------------------------------------------------------------------------------
    1,230,000   TX Dept. of Hsg. & Community Affairs                  5.200     01/01/2025      07/01/2012 A       1,238,647
----------------------------------------------------------------------------------------------------------------------------
       85,000   TX Dept. of Hsg. & Community Affairs                  5.250     07/01/2018      01/01/2009 A          86,345
----------------------------------------------------------------------------------------------------------------------------
       10,000   TX Dept. of Hsg. & Community Affairs                  5.350     07/01/2033      07/01/2011 A          10,335
----------------------------------------------------------------------------------------------------------------------------
      950,000   TX Dept. of Hsg. & Community Affairs                  5.500     03/01/2026      03/01/2012 A         968,041
----------------------------------------------------------------------------------------------------------------------------
      960,000   TX Dept. of Hsg. & Community Affairs                  5.550     03/01/2034      03/01/2012 A         977,069
----------------------------------------------------------------------------------------------------------------------------
       45,000   TX Dept. of Hsg. & Community Affairs
                (Pebble Brook Apartments)                             5.550     12/01/2024      12/01/2010 A          46,055
----------------------------------------------------------------------------------------------------------------------------
       20,000   TX Dept. of Hsg. & Community Affairs
                (Residential Mtg.)                                    5.250     07/01/2022      07/01/2011 A          20,611
----------------------------------------------------------------------------------------------------------------------------
       80,000   TX Dormitory Finance Authority
                (Temple Junior College Foundation)                    5.875     09/01/2022      09/01/2012 A          82,369
----------------------------------------------------------------------------------------------------------------------------
      100,000   TX GO                                                 5.000     08/01/2016      02/01/2008 A         100,063
----------------------------------------------------------------------------------------------------------------------------
       10,000   TX GO                                                 5.100     08/01/2010      02/01/2008 A          10,007
----------------------------------------------------------------------------------------------------------------------------
    2,840,000   TX GO                                                 5.500     08/01/2016      10/16/2007 A       2,842,499
----------------------------------------------------------------------------------------------------------------------------
      285,000   TX GO                                                 5.750     08/01/2020      02/01/2008 A         287,802
----------------------------------------------------------------------------------------------------------------------------
       35,000   TX GO                                                 6.000     12/01/2030      12/01/2010 A          36,450
----------------------------------------------------------------------------------------------------------------------------
       50,000   TX GO (College Student Loans)                         5.000     08/01/2024      08/01/2010 A          50,471
----------------------------------------------------------------------------------------------------------------------------
   11,670,000   TX Lower CO River Authority Pollution
                Control (Samsung Electronics Company) 1               6.375     04/01/2027      10/01/2007 A      11,881,694
----------------------------------------------------------------------------------------------------------------------------
       15,000   TX Panhandle Elderly Apartments Corp.
                (Pampa Partnership Ltd.)                              7.000     05/01/2010      06/18/2008 C          14,931
----------------------------------------------------------------------------------------------------------------------------
    1,365,000   TX Panhandle HFA
                (Amarillo Affordable Hsg.) 8,9                        6.250     03/01/2010      03/16/2009 B         982,950
----------------------------------------------------------------------------------------------------------------------------
    4,360,000   TX Panhandle HFA
                (Amarillo Affordable Hsg.) 8,9                        6.625     03/01/2020      03/11/2016 B       2,929,789
----------------------------------------------------------------------------------------------------------------------------
    2,860,000   TX Panhandle HFA
                (Amarillo Affordable Hsg.) 8,9                        6.750     03/01/2031      10/24/2026 B       1,891,404
----------------------------------------------------------------------------------------------------------------------------
       50,000   TX State College Student Loans                        5.750     08/01/2012      02/01/2008 A          50,897
----------------------------------------------------------------------------------------------------------------------------
       25,000   TX State College Student Loans                        6.000     08/01/2015      02/01/2008 A          25,513
----------------------------------------------------------------------------------------------------------------------------
       75,000   TX State College Student Loans                        6.000     08/01/2016      02/01/2008 A          75,749
----------------------------------------------------------------------------------------------------------------------------
      545,000   TX State College Student Loans                        6.000     08/01/2019      02/01/2008 A         556,178
----------------------------------------------------------------------------------------------------------------------------
       25,000   TX Veterans Hsg. Assistance                           5.100     12/01/2008      12/01/2008            25,372
----------------------------------------------------------------------------------------------------------------------------
       25,000   TX Veterans Hsg. Assistance                           5.200     12/01/2009      12/01/2007 A          25,430
----------------------------------------------------------------------------------------------------------------------------
      220,000   TX Veterans Hsg. Assistance                           5.500     06/01/2032      12/01/2010 A         222,435


                  74 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
TEXAS Continued
$     230,000   TX Veterans Hsg. Assistance, Series A                 5.150%    06/01/2024      12/01/2009 A    $    233,719
----------------------------------------------------------------------------------------------------------------------------
       25,000   TX Veterans Hsg. Assistance, Series A                 5.400     12/01/2011      12/01/2007 A          25,433
----------------------------------------------------------------------------------------------------------------------------
      100,000   TX Veterans Hsg. Assistance, Series A                 5.450     06/01/2012      12/01/2007 A         101,731
----------------------------------------------------------------------------------------------------------------------------
       25,000   TX Veterans Hsg. Assistance, Series A                 5.450     12/01/2012      12/01/2007 A          25,433
----------------------------------------------------------------------------------------------------------------------------
      100,000   TX Veterans Hsg. Assistance, Series A                 5.500     06/01/2013      12/01/2007 A         101,726
----------------------------------------------------------------------------------------------------------------------------
      340,000   TX Veterans Hsg. Assistance, Series B                 6.100     06/01/2031      12/01/2009 A         350,061
----------------------------------------------------------------------------------------------------------------------------
       60,000   WA County, TX HFDC (Trinity
                Community Medical Center of Brenham/
                Trinity Care Center Obligated Group)                  5.750     06/01/2024      06/01/2010 A          61,378
----------------------------------------------------------------------------------------------------------------------------
    1,000,000   Willacy County, TX Local Government Corp.             6.000     03/01/2009      09/13/2008 C       1,022,380
----------------------------------------------------------------------------------------------------------------------------
       20,000   Williamson County, TX Municipal Utility
                District No. 9 (Waterworks & Sewer)                   5.800     09/01/2008      03/01/2008 A          20,026
----------------------------------------------------------------------------------------------------------------------------
      625,000   Willow Fork, TX Drain District, Series A              5.250     09/01/2011      03/01/2008 A         625,475
                                                                                                                ------------
                                                                                                                 248,482,097
----------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--0.1%
    1,190,000   Puerto Rico Children's Trust Fund (TASC)              5.375     05/15/2033      05/15/2014 C       1,185,002
----------------------------------------------------------------------------------------------------------------------------
      750,000   V.I. Public Finance Authority, Series A               6.375     10/01/2019      10/01/2010 A         809,888
                                                                                                                ------------
                                                                                                                   1,994,890
----------------------------------------------------------------------------------------------------------------------------
UTAH--2.1%
      140,000   Clearfield City, UT Multifamily Hsg.
                (Oakstone Apartments)                                 5.850     05/01/2039      11/01/2009 A         142,009
----------------------------------------------------------------------------------------------------------------------------
    2,341,000   Eagle Mountain, UT Special Assessment                 6.250     05/01/2013      11/01/2007 A       2,347,321
----------------------------------------------------------------------------------------------------------------------------
   12,560,000   Emery County, UT Environmental
                Improvement (Pacificorp) 1                            6.150     09/01/2030      03/01/2008 A      12,698,286
----------------------------------------------------------------------------------------------------------------------------
      835,000   Emery County, UT Pollution Control
                (Pacificorp)                                          5.625     11/01/2023      11/01/2007 A         850,957
----------------------------------------------------------------------------------------------------------------------------
      340,000   Emery County, UT Pollution Control
                (Pacificorp)                                          5.650     11/01/2023      11/01/2007 A         340,541
----------------------------------------------------------------------------------------------------------------------------
       10,000   Intermountain, UT Power Agency                        5.000     07/01/2013      01/01/2008 A          10,011
----------------------------------------------------------------------------------------------------------------------------
       10,000   St. George, UT Industrial Devel. (Albertson's)        5.400     07/15/2008      07/15/2008             9,945
----------------------------------------------------------------------------------------------------------------------------
   19,445,000   Tooele County, UT Hazardous Waste
                Treatment (Union Pacific Corp.)                       5.700     11/01/2026      04/28/2012 A      19,664,729
----------------------------------------------------------------------------------------------------------------------------
      765,000   UT HFA                                                5.950     01/01/2029      01/01/2009 A         773,828
----------------------------------------------------------------------------------------------------------------------------
        5,000   UT HFA (Single Family Mtg.)                           6.000     01/01/2031      07/01/2011 A           5,095
----------------------------------------------------------------------------------------------------------------------------
       85,000   UT Hsg. Corp. (Single Family Mtg.)                    6.000     07/01/2015      01/01/2008 A          86,541
----------------------------------------------------------------------------------------------------------------------------
       55,000   UT State Building Ownership Authority,
                Series A                                              5.750     08/15/2011      02/15/2008 A          55,403
----------------------------------------------------------------------------------------------------------------------------
       20,000   UT University Campus Facilities System,
                Series A                                              6.750     10/01/2014      10/01/2007 A          20,129
----------------------------------------------------------------------------------------------------------------------------
      935,000   Utah County, UT Hospital
                (IHC Health Services)                                 5.250     08/15/2021      02/15/2008 A         945,584


                  75 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
UTAH Continued
$      20,000   Utah County, UT Hospital
                (IHC Health Services)                                 5.250%    08/15/2026      08/15/2008 A    $     20,226
                                                                                                                ------------
                                                                                                                  37,970,605
----------------------------------------------------------------------------------------------------------------------------
VERMONT--0.0%
       25,000   Burlington, VT Airport                                5.600     07/01/2017      01/01/2008 A          25,037
----------------------------------------------------------------------------------------------------------------------------
       10,000   Burlington, VT Airport, Series B                      5.850     07/01/2011      01/01/2008 A          10,015
----------------------------------------------------------------------------------------------------------------------------
      235,000   VT HFA (Single Family)                                5.450     05/01/2026      11/01/2009 A         236,558
----------------------------------------------------------------------------------------------------------------------------
       35,000   VT HFA (Single Family)                                5.500     11/01/2021      05/01/2011 A          35,294
----------------------------------------------------------------------------------------------------------------------------
       45,000   VT HFA (Single Family), Series 11A                    5.900     05/01/2019      07/15/2008 B          45,399
                                                                                                                ------------
                                                                                                                     352,303
----------------------------------------------------------------------------------------------------------------------------
VIRGINIA--0.8%
      780,000   Alexandria, VA IDA Pollution Control
                (Potomac Electric Power Company)                      5.375     02/15/2024      11/01/2007 A         781,030
----------------------------------------------------------------------------------------------------------------------------
      425,000   Norfolk, VA EDA, Series B                             5.625     11/01/2015      01/24/2013 C         419,688
----------------------------------------------------------------------------------------------------------------------------
    1,000,000   Norfolk, VA Water                                     5.875     11/01/2020      11/01/2007 A       1,002,020
----------------------------------------------------------------------------------------------------------------------------
      100,000   Richmond, VA IDA (Virginia Commonwealth
                University Real Estate Foundation)                    5.550     01/01/2031      01/01/2013 A         103,291
----------------------------------------------------------------------------------------------------------------------------
      750,000   VA Gateway Community Devel. Authority                 6.375     03/01/2030      03/01/2013 A         783,023
----------------------------------------------------------------------------------------------------------------------------
    8,170,000   VA Hsg. Devel. Authority (Rental Hsg.)                5.550     01/01/2027      01/01/2012 A       8,335,034
----------------------------------------------------------------------------------------------------------------------------
    3,100,000   VA Pocahontas Parkway Assoc.
                (Route 895 Connector Toll Road)                       5.250     08/15/2008      08/15/2008         3,146,655
                                                                                                                ------------
                                                                                                                  14,570,741
----------------------------------------------------------------------------------------------------------------------------
WASHINGTON--1.8%
       10,000   Bellingham, WA Hsg. Authority
                (Cascade Meadows)                                     5.200     11/01/2027      11/01/2008 A          10,044
----------------------------------------------------------------------------------------------------------------------------
    2,000,000   Chelan County, WA Public Utility
                District No. 1 (Chelan Hydro System) 1                5.250     07/01/2033      07/01/2008 A       2,017,700
----------------------------------------------------------------------------------------------------------------------------
       20,000   Chelan County, WA Public Utility
                District No. 1 (Rocky Reach Hydroelectric)            5.125     07/01/2023      01/01/2008 A          20,021
----------------------------------------------------------------------------------------------------------------------------
       15,000   King County, WA Hsg. Authority
                (Cascadian Apartments)                                6.850     07/01/2024      01/01/2008 A          15,041
----------------------------------------------------------------------------------------------------------------------------
      150,000   King County, WA Hsg. Authority
                (Fairwood Apartments)                                 6.000     12/01/2025      12/01/2007 A         152,247
----------------------------------------------------------------------------------------------------------------------------
       10,000   King County, WA Hsg. Authority
                (Rural Preservation)                                  5.750     01/01/2028      12/18/2023 C           9,875
----------------------------------------------------------------------------------------------------------------------------
       50,000   King County, WA Hsg. Authority
                (Seaview Apartments)                                  5.050     07/01/2024      01/01/2009 A          50,069
----------------------------------------------------------------------------------------------------------------------------
       75,000   Pierce County, WA Hsg. Authority                      5.800     12/01/2023      12/01/2008 A          75,658
----------------------------------------------------------------------------------------------------------------------------
       60,000   Port of Seattle, WA GO                                5.100     04/01/2024      10/01/2008 A          60,245
----------------------------------------------------------------------------------------------------------------------------
       45,000   Port of Seattle, WA Special Facility                  6.000     09/01/2029      03/01/2010 A          47,270
----------------------------------------------------------------------------------------------------------------------------
      245,000   Prosser, WA Water & Sewer                             5.400     09/01/2012      03/01/2008 A         245,350
----------------------------------------------------------------------------------------------------------------------------
      255,000   Prosser, WA Water & Sewer                             5.450     09/01/2013      03/01/2008 A         255,375


                  76 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
WASHINGTON Continued
$     855,000   Seattle, WA Hsg. Authority
                (Hilltop Manor/Spring Manor)                          5.375%    10/20/2018      03/16/2013 B    $    922,930
----------------------------------------------------------------------------------------------------------------------------
    1,545,000   Seattle, WA Hsg. Authority
                (Hilltop Manor/Spring Manor)                          5.875     10/20/2028      10/20/2013 A       1,737,461
----------------------------------------------------------------------------------------------------------------------------
       50,000   Seattle, WA Municipal Light & Power                   5.000     07/01/2014      07/01/2009 A          50,979
----------------------------------------------------------------------------------------------------------------------------
       15,000   Seattle, WA Municipal Light & Power                   5.000     07/01/2020      07/01/2009 A          15,179
----------------------------------------------------------------------------------------------------------------------------
       25,000   Tacoma, WA Hsg. Authority
                (Polynesia Village Apartments)                        5.900     06/01/2029      12/01/2007 A          25,222
----------------------------------------------------------------------------------------------------------------------------
      120,000   Tacoma, WA Port Authority                             5.300     12/01/2017      12/01/2007 A         120,202
----------------------------------------------------------------------------------------------------------------------------
       70,000   University of WA (Intercollegiate Athletics)          5.000     06/01/2012      12/01/2007 A          70,077
----------------------------------------------------------------------------------------------------------------------------
    1,500,000   Vancouver, WA Downtown Redevel.
                Authority (Conference Center)                         6.000     01/01/2028      01/01/2014 A       1,564,485
----------------------------------------------------------------------------------------------------------------------------
       25,000   WA COP (Dept. of General Administration)              5.500     10/01/2013      10/01/2007 A          25,037
----------------------------------------------------------------------------------------------------------------------------
       20,000   WA COP (Dept. of General Administration)              5.600     10/01/2015      10/01/2007 A          20,026
----------------------------------------------------------------------------------------------------------------------------
       10,000   WA COP (Whatcom Community College)                    5.250     10/01/2013      10/01/2007 A          10,080
----------------------------------------------------------------------------------------------------------------------------
    2,175,000   WA EDFA (Lindal Cedar Homes)                          5.800     11/01/2017      11/01/2007 A       2,177,610
----------------------------------------------------------------------------------------------------------------------------
      120,000   WA Health Care Facilities Authority
                (Empire Health Services)                              5.625     11/01/2013      11/01/2007 A         120,176
----------------------------------------------------------------------------------------------------------------------------
      300,000   WA Health Care Facilities Authority
                (Empire Health Services)                              5.625     11/01/2019      11/01/2007 A         300,426
----------------------------------------------------------------------------------------------------------------------------
      125,000   WA Health Care Facilities Authority
                (Harrison Memorial Hospital)                          5.300     08/15/2014      02/15/2008 A         125,150
----------------------------------------------------------------------------------------------------------------------------
       30,000   WA Health Care Facilities Authority
                (Harrison Memorial Hospital)                          5.400     08/15/2023      02/15/2008 A          30,035
----------------------------------------------------------------------------------------------------------------------------
       50,000   WA Health Care Facilities Authority
                (Highline Community Hospital)                         5.500     08/15/2014      02/15/2008 A          50,069
----------------------------------------------------------------------------------------------------------------------------
    1,665,000   WA HFC                                                5.000     06/01/2021      07/01/2009 B       1,695,686
----------------------------------------------------------------------------------------------------------------------------
       25,000   WA HFC (Clare House Apartments)                       5.750     07/01/2030      07/01/2008 A          25,243
----------------------------------------------------------------------------------------------------------------------------
       50,000   WA HFC (Presbyterian Ministries)                      5.300     01/01/2019      01/01/2009 A          50,674
----------------------------------------------------------------------------------------------------------------------------
       10,000   WA HFC (Single Family)                                5.250     12/01/2017      06/01/2008 A          10,149
----------------------------------------------------------------------------------------------------------------------------
       85,000   WA HFC (Single Family)                                5.350     06/01/2030      06/01/2009 A          85,378
----------------------------------------------------------------------------------------------------------------------------
       45,000   WA HFC (Single Family)                                5.400     12/01/2024      06/01/2009 A          45,297
----------------------------------------------------------------------------------------------------------------------------
   14,330,000   WA Tobacco Settlement Authority (TASC)                6.500     06/01/2026      06/01/2013 A      15,051,086
----------------------------------------------------------------------------------------------------------------------------
    5,210,000   WA Tobacco Settlement Authority (TASC)                6.625     06/01/2032      06/01/2013 A       5,400,790
                                                                                                                ------------
                                                                                                                  32,688,342
----------------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA--0.3%
      120,000   Harrison County, WV (Monongahela
                Power Company)                                        6.250     05/01/2023      11/01/2007 A         121,570
----------------------------------------------------------------------------------------------------------------------------
       90,000   Harrison County, WV (Potomac Edison
                Company)                                              6.250     05/01/2023      11/01/2007 A          91,177
----------------------------------------------------------------------------------------------------------------------------
       35,000   Harrison County, WV (West Penn Power
                Company)                                              6.300     05/01/2023      11/01/2007 A          35,467


                  77 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA Continued
$      30,000   Harrison County, WV (West Penn Power
                Company)                                              6.750%    08/01/2024      02/01/2008 A    $     30,472
----------------------------------------------------------------------------------------------------------------------------
       25,000   Huntington, WV Sewer                                  5.375     11/01/2023      11/01/2007 A          25,035
----------------------------------------------------------------------------------------------------------------------------
       20,000   Pleasants County, WV Pollution Control
                (Monongahela Power Company)                           5.500     04/01/2029      04/01/2009 A          20,548
----------------------------------------------------------------------------------------------------------------------------
       25,000   Pleasants County, WV Pollution Control
                (Potomac Edison Company)                              5.500     04/01/2029      04/01/2009 A          25,527
----------------------------------------------------------------------------------------------------------------------------
    2,000,000   Pleasants County, WV Pollution Control
                (Potomac Edison Company)                              6.150     05/01/2015      11/01/2007 A       2,060,560
----------------------------------------------------------------------------------------------------------------------------
       25,000   Pleasants County, WV Pollution Control
                (West Penn Power Company)                             5.500     04/01/2029      04/01/2009 A          25,685
----------------------------------------------------------------------------------------------------------------------------
      230,000   WV Commissioner of Highways, Series A                 5.000     09/01/2012      09/01/2012           244,888
----------------------------------------------------------------------------------------------------------------------------
    1,845,000   WV Hsg. Devel. Fund                                   5.250     11/01/2018      05/01/2010 A       1,896,014
----------------------------------------------------------------------------------------------------------------------------
       75,000   WV Hsg. Devel. Fund                                   5.300     11/01/2023      05/01/2010 A          75,655
----------------------------------------------------------------------------------------------------------------------------
       40,000   WV Marshall University                                6.000     01/01/2008      01/01/2008            40,153
----------------------------------------------------------------------------------------------------------------------------
       50,000   WV Water Devel. Authority                             5.625     07/01/2030      07/01/2010 A          52,194
                                                                                                                ------------
                                                                                                                   4,744,945
----------------------------------------------------------------------------------------------------------------------------
WISCONSIN--3.9%
    2,085,000   Badger, WI Tobacco Asset Securitization Corp.         6.000     06/01/2017      06/01/2012 A       2,138,063
----------------------------------------------------------------------------------------------------------------------------
   27,325,000   Badger, WI Tobacco Asset Securitization Corp.         6.125     06/01/2027      01/23/2010 B      28,273,724
----------------------------------------------------------------------------------------------------------------------------
   28,070,000   Badger, WI Tobacco Asset Securitization Corp.         6.375     06/01/2032      06/01/2012 A      28,829,294
----------------------------------------------------------------------------------------------------------------------------
      515,000   Badger, WI Tobacco Asset Securitization Corp.         7.000     06/01/2028      06/01/2012 A         546,956
----------------------------------------------------------------------------------------------------------------------------
       85,000   Janesville, WI Industrial Devel.
                (Paramount Communications)                            7.000     10/15/2017      10/15/2007 A          85,591
----------------------------------------------------------------------------------------------------------------------------
       50,000   Kenosha, WI Hsg. Authority Multifamily Hsg.
                (Glaser Financial Group)                              6.000     11/20/2041      05/20/2009 A          51,140
----------------------------------------------------------------------------------------------------------------------------
      240,000   Madison, WI Industrial Devel.
                (Madison Gas & Electric Company)                      5.875     10/01/2034      04/01/2012 A         250,673
----------------------------------------------------------------------------------------------------------------------------
      100,000   Madison, WI Parking System                            5.600     02/01/2012      02/01/2008 A         100,129
----------------------------------------------------------------------------------------------------------------------------
       30,000   Milwaukee, WI Redevel. Authority
                (City Hall Square)                                    6.300     08/01/2038      02/01/2008 A          30,731
----------------------------------------------------------------------------------------------------------------------------
       25,000   Oak Creek, WI Hsg. Authority (Wood Creek)             5.139 3   01/20/2010      01/20/2008 A          22,066
----------------------------------------------------------------------------------------------------------------------------
      100,000   River Falls, WI Electric Utility                      5.600     10/01/2008      10/01/2007 A         100,153
----------------------------------------------------------------------------------------------------------------------------
      125,000   Superior, WI Water Supply Facilities
                (Superior Water, Light & Power Company)               6.125     11/01/2021      11/01/2007 A         125,174
----------------------------------------------------------------------------------------------------------------------------
      200,000   Watertown, WI Industrial Devel.
                (Wisconsin Furniture)                                 4.600 6   10/01/2018      10/01/2008 D         199,774
----------------------------------------------------------------------------------------------------------------------------
       20,000   WI GO                                                 5.000     05/01/2012      05/01/2009 A          20,317
----------------------------------------------------------------------------------------------------------------------------
       30,000   WI GO                                                 5.300     11/01/2013      11/01/2007 A          30,039
----------------------------------------------------------------------------------------------------------------------------
      400,000   WI GO                                                 5.300     05/01/2023      05/01/2008 A         402,236
----------------------------------------------------------------------------------------------------------------------------
       70,000   WI GO                                                 5.500     11/01/2026      11/01/2008 A          70,541
----------------------------------------------------------------------------------------------------------------------------
    2,695,000   WI GO                                                 5.750     11/01/2014      11/01/2007 A       2,699,528


                  78 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                        COUPON       MATURITY     (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
WISCONSIN Continued
$      85,000   WI GO                                                 6.000%    05/01/2027      11/01/2007 A  $       85,095
----------------------------------------------------------------------------------------------------------------------------
       45,000   WI H&EFA (Agnesian Healthcare)                        5.000     07/01/2027      07/01/2008 A          45,748
----------------------------------------------------------------------------------------------------------------------------
       25,000   WI H&EFA (AHC/SLMC/HMH/AMCS
                Obligated Group)                                      5.750     08/15/2016      02/15/2008 A          25,290
----------------------------------------------------------------------------------------------------------------------------
    1,555,000   WI H&EFA (AHC/SLMC/HMH/AMCS
                Obligated Group)                                      5.875     08/15/2026      02/15/2008 A       1,573,054
----------------------------------------------------------------------------------------------------------------------------
      300,000   WI H&EFA (Aurora Health Care)                         5.250     08/15/2027      02/15/2008 A         306,279
----------------------------------------------------------------------------------------------------------------------------
       85,000   WI H&EFA (Marshfield Clinic)                          5.750     02/15/2027      02/15/2008 A          86,811
----------------------------------------------------------------------------------------------------------------------------
    1,465,000   WI H&EFA (Richland Hospital)                          5.375     06/01/2028      06/01/2008 A       1,490,857
----------------------------------------------------------------------------------------------------------------------------
      500,000   WI H&EFA (Waukesha Memorial Hospital)                 5.250     08/15/2019      08/15/2008 A         505,455
----------------------------------------------------------------------------------------------------------------------------
      135,000   WI Hsg. & EDA                                         5.750     03/01/2010      03/01/2010           135,933
----------------------------------------------------------------------------------------------------------------------------
    3,940,000   WI Hsg. & EDA                                         5.800     09/01/2017      07/01/2009 A       3,952,749
----------------------------------------------------------------------------------------------------------------------------
      190,000   WI Hsg. & EDA (Home Ownership), Series C              6.000     09/01/2036      08/03/2010 B         202,107
----------------------------------------------------------------------------------------------------------------------------
       20,000   WI Hsg. & EDA, Series B                               5.300     11/01/2018      01/01/2008 A          20,137
----------------------------------------------------------------------------------------------------------------------------
       10,000   WI Hsg. & EDA, Series B                               5.600     03/01/2008      03/01/2008            10,061
                                                                                                              --------------
                                                                                                                  72,415,705
----------------------------------------------------------------------------------------------------------------------------
WYOMING--0.0%
      215,000   Jackson, WY National Rural Utilities
                Cooperative (Lower Valley Power
                & Light Company)                                      5.875     05/01/2026      11/01/2007 A         217,341
----------------------------------------------------------------------------------------------------------------------------
      115,000   Lincoln County, WY Pollution Control
                (PacifiCorp)                                          5.625     11/01/2021      11/01/2007 A         115,132
----------------------------------------------------------------------------------------------------------------------------
       55,000   WY Community Devel. Authority                         5.300     12/01/2017      08/27/2010 A          55,820
                                                                                                              --------------
                                                                                                                     388,293
                                                                                                              --------------
Municipal Bonds and Notes (Cost $2,000,693,352)                                                                2,029,177,374
----------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--0.0%
----------------------------------------------------------------------------------------------------------------------------
       18,667   Delta Air Lines Sr. Unsec. Nts. 5
                (Cost $18,481)                                        8.000     12/01/2015              --            16,637

----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $2,000,711,833)--109.9%                                                      2,029,194,011
----------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(9.9)                                                                    (183,426,114)
                                                                                                              --------------
NET ASSETS--100.0%                                                                                            $1,845,767,897
                                                                                                              ==============


                  79 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

* Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

   A. Optional call date; corresponds to the most conservative yield calculation.

   B. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

   C. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

   D. Date of mandatory put.

1. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

2. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

3. Zero coupon bond reflects effective yield on the date of purchase.

4. Represents the current interest rate for a variable rate bond known as an "inverse floater." See Note 1 of accompanying Notes.

5. Illiquid security. The aggregate value of illiquid securities as of September 30, 2007 was $73,095,447, which represents 3.96% of the Fund's net assets. See
Note 5 of accompanying Notes.

6. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

7. Represents the current interest rate for a variable or increasing rate security.

8. Issue is in default. See Note 1 of accompanying Notes.

9. Non-income producing security.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACTS      Adult Communities Total Services
ADA       Atlanta Devel. Authority
AHC       Aurora Healthcare
AHF       American Housing Foundation
AHS       Adventist Health System
AMCS      Aurora Medical Center of Sheboygan County
CAU       Clark Atlanta University
CC        Caritas Christi
CDA       Communities Devel. Authority
CH        Carney Hospital
CHHC      Community Health & Home Care
COP       Certificates of Participation
CV        Chippewa Valley
DKH       Day Kimball Hospital
DRIVERS   Derivative Inverse Tax Exempt Receipts
EAFC      Emery Air Freight Corp.
EDA       Economic Devel. Authority
EDC       Economic Devel. Corp.
EDFA      Economic Devel. Finance Authority
EF&CD     Environmental Facilities and Community Devel.
EWA       Emery Worldwide Airlines
FH        Foothill Hospital
FHA       Federal Housing Agency/Authority
FHS       Freeman Health System
FNMA      Federal National Mortgage Assoc.
FSCCHM    Franciscan Sisters of Christian Charity Healthcare Ministry
GHC       Gaston Health Care
GHS       Gaston Health Services
GMH       Gaston Memorial Hospital
GNMA      Government National Mortgage Assoc.
GO        General Obligation


                  80 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

H&EFA     Health and Educational Facilities Authority
H&EFB     Health and Educational Facilities Board
H&HEFA    Hospitals and Higher Education Facilities Authority
HDA       Hospital Devel. Authority
HDC       Housing Devel. Corp.
HE&HF     Higher Educational and Housing Facilities
HE&HFA    Higher Education and Health Facilities Authority
HEFA      Higher Education Facilities Authority
HFA       Housing Finance Agency
HFC       Housing Finance Corp.
HFDC      Health Facilities Devel. Corp.
HFH       Holy Family Hospital
HMH       Hartford Memorial Hospital
HNE       Healthnet of New England
HSC       Hospital for Special Care
HSIR      Health Systems of Indian River
IBMC      Integris Baptist Medical Center
IDA       Industrial Devel. Agency
IDC       Industrial Devel. Corp.
IHC       Intermountain Health Care
IRH       Integris Rural Health
IRHS      Indian River Health Services
IRMH      Indian River Memorial Hospital
ISOCHC    Integris South Oklahoma City Hospital Corp.
JHF       Jewish Hospital Foundation
JHHS      Jewish Hospital Healthcare Services
JHP       JH Properties
LRMC      Leesburg Regional Medical Center
LRMCHHS   LRMC Home Health Services
NSU       Northeastern State University
OCC       Oakview Care Center
RITES     Residual Interest Tax Exempt Security
Res Rec   Resource Recovery Facility
ROLS      Residual Option Longs
SEMCB     St. Elizabeth's Medical Center of Boston
SLMC      St. Luke's Medical Center
TASC      Tobacco Settlement Asset-Backed Bonds
TVTCMC    The Villages Tri-County Medical Center
V.I.      United States Virgin Islands
VRHS      Valley Regional Health System

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  81 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES September 30, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------------------------
Investments, at value (cost $2,000,711,833)--see accompanying statement of investments       $  2,029,194,011
--------------------------------------------------------------------------------------------------------------
Cash                                                                                                  154,963
--------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                           29,162,499
Investments sold                                                                                    8,201,562
Shares of beneficial interest sold                                                                  5,269,640
Other                                                                                                  72,611
                                                                                             -----------------
Total assets                                                                                    2,072,055,286

--------------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)                                    122,265,000
Payable on borrowings (See Note 6)                                                                 93,600,000
Shares of beneficial interest redeemed                                                              6,525,404
Distribution and service plan fees                                                                  1,162,358
Dividends                                                                                           1,149,417
Investments purchased                                                                                 689,295
Interest expense on borrowings                                                                        596,270
Transfer and shareholder servicing agent fees                                                          92,249
Shareholder communications                                                                             86,350
Trustees' compensation                                                                                 11,351
Other                                                                                                 109,695
                                                                                             -----------------
Total liabilities                                                                                 226,287,389

--------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                   $  1,845,767,897
                                                                                             =================

--------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                   $        118,993
--------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                      1,816,064,813
--------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                   3,542,410
--------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                       (2,440,497)
--------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                         28,482,178
                                                                                             -----------------
NET ASSETS                                                                                   $  1,845,767,897
                                                                                             =================


                  82 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$1,239,708,750 and 79,845,015 shares of beneficial interest outstanding)                     $          15.53
Maximum offering price per share (net asset value plus sales charge of
3.50% of offering price)                                                                     $          16.09
--------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $76,085,419 and
4,904,180 shares of beneficial interest outstanding)                                         $          15.51
--------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $529,973,728 and
34,243,565 shares of beneficial interest outstanding)                                        $          15.48

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  83 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF OPERATIONS  For the Year Ended September 30, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------------------------------------
Interest                                                                                     $    105,457,878
--------------------------------------------------------------------------------------------------------------
Other income                                                                                            1,425
                                                                                             -----------------
Total investment income                                                                           105,459,303

--------------------------------------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------------------------------------
Management fees                                                                                     7,877,251
--------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                             3,148,890
Class B                                                                                               853,068
Class C                                                                                             5,516,923
--------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                               658,445
Class B                                                                                                63,478
Class C                                                                                               276,146
--------------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                               138,192
Class B                                                                                                14,419
Class C                                                                                                57,071
--------------------------------------------------------------------------------------------------------------
Interest expense and fees on short-term floating rate notes issued (See Note 1)                     5,313,950
--------------------------------------------------------------------------------------------------------------
Interest expense on borrowings                                                                      2,713,375
--------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                 43,330
--------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                            19,525
--------------------------------------------------------------------------------------------------------------
Accounting service fees                                                                                12,000
--------------------------------------------------------------------------------------------------------------
Administration service fees                                                                             1,500
--------------------------------------------------------------------------------------------------------------
Other                                                                                                 519,189
                                                                                             -----------------
Total expenses                                                                                     27,226,752
Less reduction to custodian expenses                                                                     (957)
                                                                                             -----------------
Net expenses                                                                                       27,225,795

--------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                              78,233,508

--------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                                    1,250,164
--------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                              (48,177,969)

--------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                         $     31,305,703
                                                                                             =================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  84 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED SEPTEMBER 30,                                                                                 2007               2006
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                        $     78,233,508   $     72,518,390
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                                   1,250,164          4,278,876
---------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                             (48,177,969)         2,145,749
                                                                                             ------------------------------------
Net increase in net assets resulting from operations                                               31,305,703         78,943,015

---------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                                           (54,511,019)       (47,363,828)
Class B                                                                                            (3,006,936)        (3,518,622)
Class C                                                                                           (19,652,495)       (19,503,283)
                                                                                             ------------------------------------
                                                                                                  (77,170,450)       (70,385,733)

---------------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A                                                                                            11,081,946        310,119,380
Class B                                                                                           (17,014,907)       (10,600,084)
Class C                                                                                           (23,024,682)        41,416,097
                                                                                             ------------------------------------
                                                                                                  (28,957,643)       340,935,393

---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                                         (74,822,390)       349,492,675
---------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                             1,920,590,287      1,571,097,612
                                                                                             ------------------------------------
End of period (including accumulated net investment
income of $3,542,410 and $2,479,352, respectively)                                           $  1,845,767,897   $  1,920,590,287
                                                                                             ====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  85 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED SEPTEMBER 30, 2007
--------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
--------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                                   $     31,305,703
--------------------------------------------------------------------------------------------------------------
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchase of investment securities                                                                (278,633,782)
Proceeds from disposition of investment securities                                                319,546,320
Short-term investment securities, net                                                             (27,396,287)
Premium amortization                                                                               11,640,744
Discount accretion                                                                                 (7,144,571)
Net realized gain on investments                                                                   (1,250,164)
Net change in unrealized appreciation on investments                                               48,177,969
Decrease in interest receivable                                                                     2,306,574
Increase in receivable for securities sold                                                         (3,970,391)
Decrease in other assets                                                                               64,244
Decrease in payable for securities purchased                                                      (33,288,306)
Increase in payable for accrued expenses                                                              514,397
                                                                                             -----------------
Net cash provided by operating activities                                                          61,872,450

--------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
--------------------------------------------------------------------------------------------------------------
Proceeds from bank borrowings                                                                     706,500,000
Payments on bank borrowings                                                                      (649,700,000)
Payments from short-term floating rate notes issued                                               (16,710,700)
Proceeds from shares sold                                                                         622,219,237
Payment on shares redeemed                                                                       (698,828,910)
Cash distributions paid                                                                           (25,322,900)
                                                                                             -----------------
Net cash used in financing activities                                                             (61,843,273)

--------------------------------------------------------------------------------------------------------------
Net increase in cash                                                                                   29,177
--------------------------------------------------------------------------------------------------------------
Cash, beginning balance                                                                               125,786
                                                                                             -----------------
Cash, ending balance                                                                         $        154,963
                                                                                             =================

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $51,611,799.

Cash paid for interest on bank borrowings--$2,239,166.

Cash paid for interest on short-term floating rate notes issued--$5,313,950.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  86 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED SEPTEMBER 30,                        2007          2006        2005        2004        2003
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $     15.91   $     15.85   $   15.18   $   14.70   $   14.86
-------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        .69 1         .68 1       .69 1       .73         .79
Net realized and unrealized gain (loss)                     (.39)          .05         .68         .51        (.16)
                                                     --------------------------------------------------------------
Total from investment operations                             .30           .73        1.37        1.24         .63
-------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.68)         (.67)       (.70)       (.76)       (.79)
-------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                       $     15.53   $     15.91   $   15.85   $   15.18   $   14.70
                                                     ==============================================================

-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                          1.88%         4.70%       9.17%       8.62%       4.19%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $ 1,239,709   $ 1,259,280   $ 943,010   $ 491,985   $ 260,413
-------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $ 1,272,585   $ 1,122,551   $ 691,251   $ 371,845   $ 184,574
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                       4.36%         4.34%       4.41%       4.94%       5.36%
Expenses excluding interest
and fees from short-term floating rate
notes issued                                                0.90%         0.89%       0.93%       0.96%       1.00%
Interest and fees from short-term
floating rate notes issued 4                                0.28%         0.25%       0.16%       0.11%       0.11%
                                                     --------------------------------------------------------------
Total expenses                                              1.18%         1.14%       1.09%       1.07%       1.11%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                          1.18%         1.14%       1.08%       1.07%       1.11%
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       16%           19%         20%         23%         60%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  87 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED SEPTEMBER 30,                        2007          2006         2005        2004           2003
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $     15.90   $     15.84    $   15.17    $  14.69       $  14.85
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        .57 1         .56 1        .58 1       .63            .69
Net realized and unrealized gain (loss)                     (.41)          .04          .67         .50           (.18)
                                                     --------------------------------------------------------------------
Total from investment operations                             .16           .60         1.25        1.13            .51
-------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.55)         (.54)        (.58)       (.65)          (.67)
-------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                       $     15.51   $     15.90    $   15.84    $  15.17       $  14.69
                                                     ====================================================================

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                          1.03%         3.90%        8.34%       7.81%          3.40%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $    76,085   $    95,056    $ 105,404    $ 95,267       $ 70,742
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $    85,328   $   101,464    $ 101,504    $ 84,577       $ 47,571
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                       3.59%         3.59%        3.70%       4.21%          4.60%
Expenses excluding interest
and fees from short-term floating rate
notes issued                                                1.68%         1.67%        1.69%       1.72%          1.77%
Interest and fees from short-term
floating rate notes issued 4                                0.28%         0.25%        0.16%       0.11%          0.11%
                                                     --------------------------------------------------------------------
Total expenses                                              1.96% 5       1.92% 5      1.85% 5     1.83% 5,6      1.88% 5
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       16%           19%          20%         23%            60%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5. Reduction to custodian expenses less than 0.005%.

6.Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  88 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

CLASS C     YEAR ENDED SEPTEMBER 30,                      2007         2006         2005         2004           2003
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $   15.86     $  15.81    $   15.14    $   14.66      $   14.82
-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                      .57 1        .57 1        .57 1        .63            .69
Net realized and unrealized gain (loss)                   (.39)         .03          .68          .50           (.18)
                                                     ------------------------------------------------------------------
Total from investment operations                           .18          .60         1.25         1.13            .51
-----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      (.56)        (.55)        (.58)        (.65)          (.67)
-----------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                       $   15.48     $  15.86    $   15.81    $   15.14      $   14.66
                                                     ==================================================================

-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                        1.13%        3.87%        8.38%        7.85%          3.42%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $ 529,974     $566,254    $ 522,684    $ 306,784      $ 164,236
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $ 551,823     $557,832    $ 406,498    $ 243,380      $  93,199
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                     3.62%        3.60%        3.68%        4.20%          4.62%
Expenses excluding interest
and fees from short-term floating rate
notes issued                                              1.65%        1.64%        1.66%        1.69%          1.75%
Interest and fees from short-term
floating rate notes issued 4                              0.28%        0.25%        0.16%        0.11%          0.11%
                                                     ------------------------------------------------------------------
Total expenses                                            1.93% 5      1.89% 5      1.82% 5      1.80% 5,6      1.86% 5
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     16%          19%          20%          23%            60%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5. Reduction to custodian expenses less than 0.005%.

6. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  89 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Limited Term Municipal Fund (the Fund) is a separate series of Oppenheimer Municipal Fund, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high level of current income exempt from federal income tax. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and


                  90 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $104,159,799 as of September 30, 2007, which represents 5.03% of the Fund's total assets.

      Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations. At September 30, 2007, municipal bond holdings with a value of $203,704,174 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $122,265,000 in short-term floating rate notes issued and outstanding at that date.


                  91 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

At September 30, 2007, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

  PRINCIPAL                                                          COUPON       MATURITY        VALUE AS OF
     AMOUNT   INVERSE FLOATER 1                                     RATES 2          DATES     SEPT. 30, 2007
-------------------------------------------------------------------------------------------------------------
$ 6,635,000   AK HFC DRIVERS                                          12.08%        6/1/08     $    7,156,644
  4,000,000   Chicago, IL O'Hare International Airport
              (General Airport), Series A                              7.25         1/1/23          4,557,560
 10,000,000   Dallas-Fort Worth, TX International Airport
              DRIVERS                                                  6.75        11/1/21         10,492,500
  7,500,000   Dallas-Fort Worth, TX International Airport
              DRIVERS                                                  8.00         1/1/35          8,100,750
  2,500,000   Dallas-Fort Worth, TX International Airport
              DRIVERS                                                  9.28         5/1/10          2,829,100
  3,875,000   Dallas-Fort Worth, TX International Airport
              DRIVERS                                                  7.28        11/1/08          4,229,408
  2,485,000   DE Hsg. Authority ROLs                                  12.28         7/1/37          3,250,380
  1,500,000   Denver, CO City & County Airport RITES                   7.81       11/15/18          1,677,015
  1,000,000   Denver, CO City & County Airport RITES                   7.81       11/15/14          1,122,540
  3,750,000   Harris County, TX DRIVERS                                8.40        8/15/09          4,452,300
  3,385,000   HI Airports System RITES                                 7.04         7/1/18          3,703,495
  7,000,000   HI Dept. of Budget & Finance RITES                       7.19         7/1/20          7,667,310
  2,585,000   MA Educational Financing Authority                       8.77         1/1/16          2,857,821
 10,000,000   MA Port Authority ROLs                                   6.89         1/1/22         10,842,500
  5,000,000   NY Tobacco Settlement Financing Corp.
              DRIVERS                                                  6.79         6/1/17          5,551,050
  2,460,000   Sedgwick & Shawnee Counties, KS Hsg.
              (Single Family Mtg.)                                     8.48        12/1/38          2,948,801
                                                                                               --------------
                                                                                               $   81,439,174
                                                                                               ==============

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on pages 80 and 81 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of September 30, 2007, securities with an aggregate market value of $5,807,743, representing 0.31% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.


                  92 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                NET UNREALIZED
                                                                  APPRECIATION
                                                              BASED ON COST OF
                                                                SECURITIES AND
    UNDISTRIBUTED   UNDISTRIBUTED             ACCUMULATED    OTHER INVESTMENTS
   NET INVESTMENT       LONG-TERM                    LOSS   FOR FEDERAL INCOME
           INCOME            GAIN    CARRYFORWARD 1,2,3,4         TAX PURPOSES
   ---------------------------------------------------------------------------
   $    5,118,416   $          --    $          2,590,285   $       28,631,967

1. As of September 30, 2007, the Fund had $732,093 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of September 30, 2007, details of the capital loss carryforwards were as follows:

                             EXPIRING
                             -----------------------
                             2012          $ 662,053
                             2015             70,040
                                           ---------
                             Total         $ 732,093
                                           =========

2. As of September 30, 2007, the Fund had $1,858,192 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2016.

3. During the fiscal year ended September 30, 2007, the Fund did not utilize any capital loss carryforward.

4. During the fiscal year ended September 30, 2006, the Fund utilized $7,618,748 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for September 30, 2007. Net assets of the Fund were unaffected by the reclassifications.


                  93 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

The tax character of distributions paid during the years ended September 30, 2007 and September 30, 2006 was as follows:

                                             YEAR ENDED        YEAR ENDED
                                          SEPTEMBER 30,     SEPTEMBER 30,
                                                   2007              2006
       ------------------------------------------------------------------
       Distributions paid from:
       Exempt-interest dividends        $    76,614,003   $    70,385,733
       Ordinary income                          556,447                --
                                        ---------------------------------
       Total                            $    77,170,450   $    70,385,733
                                        =================================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

              Federal tax cost of securities      $  1,878,056,749
                                                  ================

              Gross unrealized appreciation       $     52,095,161
              Gross unrealized depreciation            (23,463,194)
                                                  ----------------
              Net unrealized appreciation         $     28,631,967
                                                  ================

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.


                  94 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2.SHARES OF BENEFICIAL INTEREST
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                YEAR ENDED SEPTEMBER 30, 2007   YEAR ENDED SEPTEMBER 30, 2006
                                      SHARES           AMOUNT         SHARES           AMOUNT
---------------------------------------------------------------------------------------------
CLASS A
Sold                              32,035,735   $  506,811,879     40,517,899   $  638,313,093
Dividends and/or
distributions reinvested           2,474,563       39,124,040      2,070,938       32,645,391
Redeemed                         (33,819,817)    (534,853,973)   (22,914,126)    (360,839,104)
                                --------------------------------------------------------------
Net increase                         690,481   $   11,081,946     19,674,711   $  310,119,380
                                ==============================================================


                  95 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
2.SHARES OF BENEFICIAL INTEREST Continued

                                YEAR ENDED SEPTEMBER 30, 2007   YEAR ENDED SEPTEMBER 30, 2006
                                      SHARES           AMOUNT         SHARES           AMOUNT
----------------------------------------------------------------------------------------------
CLASS B
Sold                                 339,241   $    5,354,471        754,151   $   11,873,170
Dividends and/or
distributions reinvested             117,262        1,853,139        128,377        2,022,122
Redeemed                          (1,531,258)     (24,222,517)    (1,556,195)     (24,495,376)
                                --------------------------------------------------------------
Net decrease                      (1,074,755)  $  (17,014,907)      (673,667)  $  (10,600,084)
                                ==============================================================

----------------------------------------------------------------------------------------------
CLASS C
Sold                               6,701,772   $  105,676,863     10,758,279   $  168,989,828
Dividends and/or
distributions reinvested             674,687       10,634,620        659,929       10,370,948
Redeemed                          (8,832,619)    (139,336,165)    (8,781,152)    (137,944,679)
                                --------------------------------------------------------------
Net increase (decrease)           (1,456,160)  $  (23,024,682)     2,637,056   $   41,416,097
                                ==============================================================

--------------------------------------------------------------------------------
3.PURCHASES AND SALES OF SECURITIES
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the year ended September 30, 2007, were as follows:

                                               PURCHASES           SALES
         ---------------------------------------------------------------
         Investment securities            $  278,633,782   $ 319,546,320

--------------------------------------------------------------------------------
4.FEES AND OTHER TRANSACTIONS WITH AFFILIATES
MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

                    FEE SCHEDULE
                    ------------------------------------------
                    Up to $100 million                  0.500%
                    Next $150 million                   0.450
                    Next $250 million                   0.425
                    Over $500 million                   0.400

--------------------------------------------------------------------------------
ACCOUNTING FEES. The Manager acts as the accounting agent for the Fund at an annual fee of $12,000, plus out-of-pocket costs and expenses reasonably incurred.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended September 30, 2007, the Fund paid $996,974 to OFS for services to the Fund.


                  96 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at September 30, 2007 for Class C shares were $9,311,346. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                                CLASS A         CLASS B         CLASS C
                                CLASS A      CONTINGENT      CONTINGENT      CONTINGENT
                              FRONT-END        DEFERRED        DEFERRED        DEFERRED
                          SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                            RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED                  DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
----------------------------------------------------------------------------------------
September 30, 2007          $   521,171      $   36,532     $   166,603      $   84,254

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.


                  97 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5.ILLIQUID SECURITIES

As of September 30, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
6.BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

      The Fund has entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $900 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.5866% as of September 30, 2007). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $900 million facility size.

      For the year ended September 30, 2007, the average daily loan balance was $49,953,151 at an average daily interest rate of 5.312%. The Fund had borrowings outstanding of $93,600,000 at September 30, 2007 at an interest rate of 5.5866%. The Fund had gross borrowings and gross loan repayments of $706,500,000 and $649,700,000, respectively, during the year ended September 30, 2007. The maximum amount of borrowings outstanding at any month-end during the year ended September 30, 2007 was $102,900,000. The Fund paid $175,778 in fees and $2,239,166 in interest during the year ended September 30, 2007.


                  98 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

--------------------------------------------------------------------------------
7.RECENT ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of September 30, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.

      In September 2006, ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of September 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                  99 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
OPPENHEIMER LIMITED TERM MUNICIPAL FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Limited Term Municipal Fund (the "Fund"), a series of Oppenheimer Municipal Fund, including the statement of investments, as of September 30, 2007, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of September 30, 2007, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado
November 14, 2007


                  100 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2008, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2007. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      None of the dividends paid by the Fund during the fiscal year ended September 30, 2007 are eligible for the corporate dividend-received deduction. 99.28% of the dividends were derived from interest on municipal bonds and are not subject to federal income taxes. To the extent a shareholder is subject to any state or local tax laws, some or all of the dividends received may be taxable.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                  101 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                  102 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. Outlined below is a summary of the principal information considered by the Board as well as the Board's conclusions.

      The Board was aware that there are alternatives to retaining the Manager.

      NATURE, QUALITY, AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.


                  103 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

      The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's key personnel and the size and functions of its staff providing investment management services to the Fund. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Ronald H. Fielding and the Manager's Municipal Bond investment team and analysts. Mr. Fielding has been a portfolio manager of the Fund since July 2002. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other retail front-end load and no-load short-intermediate municipal debt funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board noted that the Fund's one-year, three-year, five-year and ten-year performance were better than its peer group median.

      COSTS OF SERVICES AND PROFITS REALIZED BY THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other short-intermediate municipal debt funds and intermediate municipal debt funds with comparable asset levels and distribution features. The


                  104 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Board noted that the Fund's contractual and actual management fees are lower than its peer group median.

      ECONOMIES OF SCALE. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with shareholders economies of scale that may exist as the Fund grows.

      OTHER BENEFITS TO THE MANAGER. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement for another year. In arriving at this decision, the Board considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.

                  105 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE   PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
FUND, LENGTH OF SERVICE, AGE      HELD; NUMBER OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                       THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL, COLORADO
TRUSTEES                          80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER RESIGNATION,
                                  RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,             President, Colorado Christian University (since 2006); Chairman, Cherry Creek Mortgage Company
Chairman of the Board             (since 1991), Chairman, Centennial State Mortgage Company (since 1994), Chairman, The El Paso
of Trustees (since 2003),         Mortgage Company (since 1993); Chairman, Ambassador Media Corporation (since 1984); Chairman,
Trustee (since 1999)              Broadway Ventures (since 1984); Director of Helmerich & Payne, Inc. (oil and gas
Age: 69                           drilling/production company) (since 1992), Campus Crusade for Christ (non-profit) (since 1991);
                                  Former Director, The Lynde and Harry Bradley Foundation, Inc. (non-profit organization)
                                  (2002-2006); former Chairman of: Transland Financial Services, Inc. (private mortgage banking company) (1997-2003), Great Frontier Insurance (1995-2000), Frontier Real Estate, Inc.
                                  (residential real estate brokerage) (1994-2000) and Frontier Title (title insurance agency)
                                  (1995-2000); former Director of the following: UNUMProvident (insurance company) (1991-2004),
                                  Storage Technology Corporation (computer equipment company) (1991-2003) and International Family
                                  Entertainment (television channel) (1992-1997); U.S. Senator (January 1979-January 1991).
                                  Oversees 38 portfolios in the OppenheimerFunds complex.

GEORGE C. BOWEN,                  Assistant Secretary and Director of the Manager (December 1991-April 1999); President, Treasurer
Trustee (since 1998)              and Director of Centennial Capital Corporation (June 1989-April 1999); Chief Executive Officer and
Age: 71                           Director of MultiSource Services, Inc. (March 1996-April 1999); Mr. Bowen held several positions with OppenheimerFunds, Inc. and with subsidiary or affiliated companies of OppenheimerFunds, Inc.
                                  (September 1987-April 1999). Oversees 38 portfolios in the OppenheimerFunds complex.

EDWARD L. CAMERON,                Member of The Life Guard of Mount Vernon (George Washington historical site) (June 2000-May 2006);
Trustee (since 2001)              Partner of PricewaterhouseCoopers LLP (accounting firm) (July 1974-June 1999); Chairman of Price
Age: 69                           Waterhouse LLP Global Investment Management Industry Services Group (accounting firm) (July 1994-
                                  June 1998). Oversees 38 portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                    Director of UNUMProvident (insurance company) (since June 2002); Director of Northwestern Energy
Trustee (since 1990)              Corp. (public utility corporation) (since November 2004); Director of P.R. Pharmaceuticals
Age: 65                           (October 1999-October 2003); Director of Rocky Mountain Elk Foundation (non-profit organization)
                                  (February 1998-February 2003 and since February 2005); Chairman and Director (until October 1996)
                                  and President and Chief Executive Officer (until October 1995) of the Manager; President, Chief
                                  Executive Officer and Director of the following: Oppenheimer Acquisition Corp. ("OAC") (parent holding company of the Manager), Shareholders Services, Inc. and Shareholder Financial Services,
                                  Inc. (until October 1995). Oversees 38 portfolios in the OppenheimerFunds complex

SAM FREEDMAN,                     Director of Colorado UpLIFT (charitable organization) (since September 1984). Mr. Freedman held
Trustee (since 1996)              several positions with the Manager and with subsidiary or affiliated companies of the Manager
Age: 67                           (until October 1994). Oversees 38 portfolios in the OppenheimerFunds complex.


                  106 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

BEVERLY L. HAMILTON,              Trustee of Monterey Institute for International Studies (educational organization) (since February
Trustee (since 2002)              2000); Board Member of Middlebury College (educational organization) (since December 2005);
Age: 61                           Director of The California Endowment (philanthropic organization) (since April 2002); Director
                                  (February 2002-2005) and Chairman of Trustees (since 2006) of the Community Hospital of Monterey
                                  Peninsula; Director (October 1991-2005) and Vice Chairman (since 2006) of American Funds' Emerging
                                  Markets Growth Fund, Inc. (mutual fund); President of ARCO Investment Management Company (February
                                  1991-April 2000); Member of the investment committees of The Rockefeller Foundation (since 2001)
                                  and The University of Michigan (since 2000); Advisor at Credit Suisse First Boston's Sprout venture capital unit (venture capital fund) (1994-January 2005); Trustee of MassMutual
                                  Institutional Funds (investment company) (1996-June 2004); Trustee of MML Series Investment Fund
                                  (investment company) (April 1989-June 2004); Member of the investment committee of Hartford
                                  Hospital (2000-2003); and Advisor to Unilever (Holland) pension fund (2000-2003). Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT J. MALONE,                 Director of Jones Knowledge, Inc. (since 2006); Director of Jones International University
Trustee (since 2002)              (educational organization) (since August 2005); Chairman, Chief Executive Officer and Director of
Age: 63                           Steele Street State Bank (commercial banking) (since August 2003); Director of Colorado UpLift
                                  (charitable organization) (since 1986); Trustee of the Gallagher Family Foundation (non-profit organization) (since 2000); Former Chairman of U.S. Bank-Colorado (subsidiary of U.S. Bancorp and formerly Colorado National Bank) (July 1996-April 1999); Director of Commercial Assets, Inc. (real estate investment trust) (1993-2000); Director of Jones Knowledge, Inc. (2001-July 2004); and
                                  Director of U.S. Exploration, Inc. (oil and gas exploration) (1997-February 2004). Oversees 38 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,         Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds) (investment company)
Trustee (since 2001)              (since 1996) and MML Series Investment Fund (investment company) (since 1996); Trustee of
Age: 65                           Worcester Polytech Institute (since 1985); Chairman (since 1994) of the Investment Committee of the Worcester Polytech Institute (private university); President and Treasurer of the SIS Funds
                                  (private charitable fund) (since January 1999); Chairman of SIS & Family Bank, F.S.B. (formerly
                                  SIS Bank) (commercial bank) (January 1999-July 1999); and Executive Vice President of Peoples
                                  Heritage Financial Group, Inc. (commercial bank) (January 1999-July 1999). Oversees 40 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE AND            THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK,
OFFICER                           NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN INDEFINITE TERM, OR UNTIL HIS
                                  RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN OFFICER FOR AN INDEFINITE TERM, OR UNTIL HIS
                                  RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR. MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS
                                  POSITIONS WITH OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.

JOHN V. MURPHY,                   Chairman, Chief Executive Officer and Director of the Manager (since June 2001); President of the
Trustee, President and            Manager (September 2000-March 2007); President and director or trustee of other Oppenheimer funds;
Principal Executive Officer       President and Director of Oppenheimer Acquisition Corp. ("OAC") (the Manager's parent holding com-
(since 2001)                      pany) and of Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of the Manager)
Age: 58                           (since July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager)
                                  (November 2001-December 2006); Chairman and Director of Shareholder Services, Inc. and of
                                  Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July
                                  2001);


                  107 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

                                  President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the
                                  Manager: OFI Institutional Asset Management, Inc., Centennial Asset Management Corporation,
                                  Trinity Investment Management Corporation and Tremont Capital Management, Inc. (since November
                                  2001), HarbourView Asset Management Corporation and OFI Private Investments, Inc. (since July
                                  2001); President (since November 2001) and Director (since July 2001) of Oppenheimer Real Asset
                                  Management, Inc.; Executive Vice President of Massachusetts Mutual Life Insurance Company (OAC's
                                  parent company) (since February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June 1995); Chairman (since October 2007) and
                                  Member of the Investment Company Institute's Board of Governors (since October 2003); Chief
                                  Operating Officer of the Manager (September 2000-June 2001). Oversees 102 portfolios in the
                                  OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS OF THE             THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS. ZACK, GILLESPIE AND
FUND                              MS. BLOOMBERG, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NEW YORK 10281-1008, FOR
                                  MESSRS. VANDEHEY WIXTED, PETERSEN, SZILAGYI AND MS. IVES, 6803 S. TUCSON WAY, CENTENNIAL, COLORADO
                                  80112-3924 AND FOR MESSRS. FIELDING, LOUGHRAN, COTTIER AND WILLIS, 350 LINDEN OAKS, ROCHESTER, NEW
                                  YORK 14625. EACH OFFICER SERVES FOR AN INDEFINITE TERM OR UNTIL HIS OR HER RESIGNATION,
                                  RETIREMENT, DEATH OR REMOVAL.

RONALD H. FIELDING,               Senior Vice President of the Manager and Chairman of the Rochester Division of the Manager (since
Vice President and Senior         January 1996). Chief Strategist, a Senior Portfolio Manager, an officer and a trader for the Fund
Portfolio Manager (since 2002)    and other Oppenheimer funds.
Age: 58

DANIEL G. LOUGHRAN,               Senior Vice President of the Manager (since August 2007); Vice President of the Manager (April
Vice President and Senior         2001-July 2007) and a Portfolio Manager with the Manager (since 1999). Team leader, a Senior
Portfolio Manager (since 2005)    Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.
Age: 43

SCOTT COTTIER,                    Vice President of the Manager (since September 2002). Portfolio Manager and trader at Victory
Vice President (since 2005)       Capital Management (from 1999 to 2002). Senior Portfolio Manager, an officer and a trader for the
and Senior Portfolio Manager      Fund and other Oppenheimer funds.
(since 2002)
Age: 35

TROY WILLIS,                      Assistant Vice President of the Manager (since July 2005) and a Portfolio Manager with the Manager
Vice President (since 2005)       (since 2003). Corporate Attorney for Southern Resource Group (from 1999 to 2003). Senior Portfolio
and Senior Portfolio Manager      Manager, an officer and a trader for the Fund and other Oppenheimer funds.
(since 2006)
Age: 34

MARK S. VANDEHEY,                 Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Chief
Vice President and Chief          Compliance Officer of the Manager, OppenheimerFunds Distributor, Inc., Centennial Asset Management
Compliance Officer                and Shareholder Services, Inc. (since March 2004); Vice President of OppenheimerFunds Distributor,
(since 2004)                      Inc., Centennial Asset Management Corporation and Shareholder Services, Inc. (since June 1983).
Age: 57                           Former Vice President and Director of Internal Audit of the Manager (1997-February 2004). An
                                  officer of 102 portfolios in the OppenheimerFunds complex.


                  108 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

BRIAN W. WIXTED,                  Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of the following:
Treasurer and Principal           HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder
Financial & Accounting            Services, Inc., Oppenheimer Real Asset Management, Inc. and Oppenheimer Partnership Holdings, Inc.
Officer (since 1999)              (since March 1999), OFI Private Investments, Inc. (since March 2000), OppenheimerFunds
Age: 48                           International Ltd. (since May 2000), OppenheimerFunds plc (since May 2000), OFI Institutional
                                  Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant
                                  Treasurer of the following: OAC (since March 1999), Centennial Asset Management Corporation (March
                                  1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June 2003); Principal and Chief
                                  Operating Officer of Bankers Trust Company-Mutual Fund Services Division (March 1995-March 1999).
                                  An officer of 102 portfolios in the OppenheimerFunds complex.

BRIAN PETERSEN,                   Vice President of the Manager (since February 2007); Assistant Vice President of the Manager
Assistant Treasurer               (August 2002-February 2007); Manager/Financial Product Accounting of the Manager (November
(since 2004)                      1998-July 2002). An officer of 102 portfolios in the OppenheimerFunds complex.
Age: 37

BRIAN C. SZILAGYI,                Assistant Vice President of the Manager (since July 2004); Director of Financial Reporting and
Assistant Treasurer               Compliance of First Data Corporation (April 2003-July 2004); Manager of Compliance of Berger
(since 2005)                      Financial Group LLC (May 2001-March 2003); Director of Mutual Fund Operations at American Data
Age: 37                           Services, Inc. (September 2000-May 2001). An officer of 102 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                   Executive Vice President (since January 2004) and General Counsel (since March 2002) of the
Vice President and Secretary      Manager; General Counsel and Director of the Distributor (since December 2001); General Counsel of
(since 2001)                      Centennial Asset Management Corporation (since December 2001); Senior Vice President and General
Age: 59                           Counsel of HarbourView Asset Management Corporation (since December 2001); Secretary and General
                                  Counsel of OAC (since November 2001); Assistant Secretary (since September 1997) and Director
                                  (since November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice
                                  President and Director of Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice President, General
                                  Counsel and Director of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since
                                  December 2001); Senior Vice President, General Counsel and Director of OFI Private Investments,
                                  Inc. and OFI Trust Company (since November 2001); Vice President of OppenheimerFunds Legacy
                                  Program (since June 2003); Senior Vice President and General Counsel of OFI Institutional Asset
                                  Management, Inc. (since November 2001); Director of OppenheimerFunds (Asia) Limited (since
                                  December 2003); Senior Vice President (May 1985-December 2003), Acting General Counsel (November
                                  2001-February 2002) and Associate General Counsel (May 1981-October 2001) of the Manager;
                                  Assistant Secretary of the following: Shareholder Services, Inc. (May 1985-November 2001),
                                  Shareholder Financial Services, Inc. (November 1989-November 2001), and OppenheimerFunds
                                  International Ltd. (September 1997-November 2001). An officer of 102 portfolios in the
                                  OppenheimerFunds complex.


                  109 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

LISA I. BLOOMBERG,                Vice President and Associate Counsel of the Manager (since May 2004); First Vice President (April
Assistant Secretary               2001-April 2004), Associate General Counsel (December 2000-April 2004), Corporate Vice President
(since 2004)                      (May 1999-April 2001) and Assistant General Counsel (May 1999-December 2000) of UBS Financial
Age: 39                           Services Inc. (formerly, PaineWebber Incorporated). An officer of 102 portfolios in the
                                  OppenheimerFunds complex.

PHILLIP S. GILLESPIE,             Senior Vice President and Deputy General Counsel of the Manager (since September 2004); First Vice
Assistant Secretary               President (2001-September 2004); Director (2000-September 2004) and Vice President (1998-2000) of
(since 2004)                      Merrill Lynch Investment Management. An officer of 102 portfolios in the OppenheimerFunds complex.
Age: 42

KATHLEEN T. IVES,                 Vice President (since June 1998) and Senior Counsel and Assistant Secretary (since October 2003)
Assistant Secretary               of the Manager; Vice President (since 1999) and Assistant Secretary (since October 2003) of the
(since 2001)                      Distributor; Assistant Secretary of Centennial Asset Management Corporation (since October 2003);
Age: 42                           Vice President and Assistant Secretary of Shareholder Services, Inc. (since 1999); Assistant
                                  Secretary of OppenheimerFunds Legacy Program and Shareholder Financial Services, Inc. (since
                                  December 2001); Assistant Counsel of the Manager (August 1994-October 2003). An officer of 102 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING 1.800.525.7048.


                  110 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND



ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, are audit committee financial experts and that Messrs. Cameron and Bowen are "independent" for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $37,500 in fiscal 2007 and $18,000 in fiscal 2006.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed not such fees for 2007 and $40,000 for 2006 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: Review of management's assessment of the financial statements disclosure impacts of an IRS private letter ruling.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2007 and $5,114 in fiscal 2006.

The principal accountant for the audit of the registrant's annual financial statements billed $32,732 in fiscal 2007 and no such fees in fiscal 2006 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such fees would include compliance review and professional services for 22c-2 program.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $32,732 in fiscal 2007 and $45,114 in fiscal 2006 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)   No such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 09/30/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Exhibit attached hereto.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Municipal Fund

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/14/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/14/2007

By:   /s/ Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 11/14/2007